UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2014 to August 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim BulletShares 2014 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 72.4%
Financial - 40.6%
Citigroup, Inc.
5.00% due 09/15/14	$17,284,000	$17,308,490
5.50% due 10/15/14	7,155,000	7,198,595
General Electric Capital Corp.
3.75% due 11/14/14	8,505,000	8,561,524
4.75% due 09/15/14	7,550,000	7,560,615
Goldman Sachs Group, Inc.
5.50% due 11/15/14	7,132,000	7,205,552
5.00% due 10/01/14	7,102,000	7,128,107
Wells Fargo & Co.
3.75% due 10/01/14	7,805,000	7,825,909
5.00% due 11/15/14	2,169,000	2,189,311
Morgan Stanley
4.20% due 11/20/14	9,340,000	9,415,514
JPMorgan Chase & Co.
5.13% due 09/15/14	8,862,000	8,875,107
Bear Stearns Companies LLC
5.70% due 11/15/14	8,042,000	8,128,548
Royal Bank of Canada
1.45% due 10/30/14	7,321,000	7,335,254
BlackRock, Inc.
3.50% due 12/10/14	6,422,000	6,478,051
Prudential Financial, Inc.
5.10% due 09/20/14	6,420,000	6,433,180
Wells Fargo Bank North
America
4.80% due 11/01/14	5,147,000	5,180,856
Ford Motor Credit Company
LLC
8.70% due 10/01/14	4,825,000	4,854,819
XLIT Ltd.
5.25% due 09/15/14	4,774,000	4,781,515
Bank of New York Mellon Corp.
1.70% due 11/24/14	3,499,000	3,505,785
US Bank NA
4.95% due 10/30/14	2,950,000	2,972,025
TD Ameritrade Holding Corp.
4.15% due 12/01/14	2,535,000	2,557,965
US Bancorp
2.88% due 11/20/14	2,474,000	2,487,966
CNA Financial Corp.
5.85% due 12/15/14	2,099,000	2,131,872
ERP Operating, LP
5.25% due 09/15/14	1,073,000	1,074,588
Bank of America Corp.
5.13% due 11/15/141	1,046,000	1,055,660
Regions Financial Corp.
7.75% due 11/10/14	743,000	752,256
Royal Bank of Scotland Group
plc
5.00% due 10/01/14	446,000	447,214
Zions Bancorporation
7.75% due 09/23/141	375,000	376,354
Total Financial		143,822,632
Consumer, Non-cyclical -
9.4%
Amgen, Inc.
4.85% due 11/18/14	6,326,000	6,384,263
1.88% due 11/15/14	6,094,000	6,112,070
Gilead Sciences, Inc.
2.40% due 12/01/14	5,530,000	5,556,881
Anheuser-Busch InBev
Worldwide, Inc.
5.38% due 11/15/14	5,253,000	5,305,493
Express Scripts Holding Co.
2.75% due 11/21/14	4,181,000	4,202,005
Sanofi
1.20% due 09/30/14	3,357,000	3,359,504
WellPoint, Inc.
5.00% due 12/15/14	2,548,000	2,581,641
Total Consumer, Non-
cyclical		33,501,857
Communications - 7.9%
AT&T, Inc.
5.10% due 09/15/14	5,871,000	5,879,688
21st Century Fox America, Inc.
5.30% due 12/15/14	5,102,000	5,174,289
WPP Finance UK
8.00% due 09/15/14	4,600,000	4,610,447
Walt Disney Co.
0.88% due 12/01/14	3,552,000	3,557,346
Verizon Communications, Inc.
1.25% due 11/03/14	2,473,000	2,476,727
Telecom Italia Capital S.A.
4.95% due 09/30/14	2,360,000	2,369,086
Cisco Systems, Inc.
2.90% due 11/17/14	2,270,000	2,282,356
Qwest Corp.
7.50% due 10/01/14	947,000	951,759
Cox Communications, Inc.
5.45% due 12/15/14	929,000	941,984
Total Communications		28,243,682
Energy - 3.5%
Enterprise Products Operating
LLC
5.60% due 10/15/14	4,472,000	4,499,207
Canadian Natural Resources
Ltd.
1.45% due 11/14/14	4,075,000	4,083,562
BP Capital Markets plc
1.70% due 12/05/14	2,319,000	2,326,330
Kinder Morgan Energy
Partners, LP
5.13% due 11/15/14	1,221,000	1,232,132

Guggenheim BulletShares 2014 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 72.4% (continued)
Energy - 3.5%
(continued)
Statoil ASA
2.90% due 10/15/14	$421,000	$422,191
Total Energy		12,563,422
Technology - 3.2%
International Business
Machines Corp.
0.88% due 10/31/14	6,732,000	6,738,018
Hewlett-Packard Co.
2.63% due 12/09/14	4,333,000	4,356,078
CA, Inc.
6.13% due 12/01/14	154,000	156,185
Total Technology		11,250,281
Industrial - 2.8%
John Deere Capital Corp.
1.25% due 12/02/14	3,961,000	3,971,121
Amphenol Corp.
4.75% due 11/15/14	3,235,000	3,262,138
Boeing Capital Corp.
3.25% due 10/27/14	2,878,000	2,890,689
Total Industrial		10,123,948
Consumer, Cyclical -
1.9%
Toyota Motor Credit Corp.
1.25% due 11/17/14	4,123,000	4,132,694
CVS Health Corp.
4.88% due 09/15/14	2,663,000	2,668,307
Total Consumer, Cyclical		6,801,001
Basic Materials - 1.7%
Ecolab, Inc.
2.38% due 12/08/14	3,245,000	3,262,519
Sherwin-Williams Co.
3.13% due 12/15/14	2,697,000	2,717,422
Total Basic Materials		5,979,941
Utilities - 1.4%
Duke Energy Corp.
3.95% due 09/15/14	3,095,000	3,098,457
Atmos Energy Corp.
4.95% due 10/15/14	1,906,000	1,916,043
Total Utilities		5,014,500
Total Corporate Bonds
(Cost $257,243,303)		257,301,264
U.S. TREASURY BILLS†† - 26.2%
United States Treasury Bill
0.00% due 10/23/14††2	78,971,000	78,969,500
0.00% due 11/20/14††2	14,000,000	13,999,734
Total United States Treasury
Bill		92,969,234
Total U.S. Treasury Bills
(Cost $92,968,400)		92,969,234
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.0%*
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	104,830	104,830
Total Securities Lending Fund
(Cost $104,830)		104,830
Total Investments - 98.6%
(Cost $350,316,533)		$ 350,375,328
Other Assets & Liabilities, net - 1.4%		5,132,976
Total Net Assets - 100.0%		$ 355,508,304

* Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Zero coupon rate security.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2014.

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1%
Financial - 54.8%
Morgan Stanley
6.00% due 04/28/15	$7,064,000	$7,315,145
5.38% due 10/15/15	5,900,000	6,203,685
4.10% due 01/26/15	5,500,000	5,580,927
3.45% due 11/02/15	2,969,000	3,059,863
4.00% due 07/24/15	2,702,000	2,786,835
JPMorgan Chase & Co.
1.10% due 10/15/15	5,500,000	5,526,120
3.70% due 01/20/15	5,406,000	5,474,045
3.40% due 06/24/15	3,870,000	3,959,296
4.75% due 03/01/15	2,931,000	2,994,790
5.15% due 10/01/15	2,680,000	2,803,449
1.88% due 03/20/15	2,200,000	2,218,179
5.25% due 05/01/15	1,900,000	1,958,495
Bank of America Corp.
4.50% due 04/01/15	5,680,000	5,810,673
1.50% due 10/09/15	5,000,000	5,047,690
5.00% due 01/15/15	3,713,000	3,774,298
3.70% due 09/01/15	3,600,000	3,707,021
4.75% due 08/01/15	3,275,000	3,397,167
5.25% due 12/01/15	1,500,000	1,576,605
5.30% due 09/30/15	1,100,000	1,155,666
General Electric Capital Corp.
1.63% due 07/02/15	5,613,000	5,674,530
2.15% due 01/09/15	5,600,000	5,637,083
2.25% due 11/09/15	4,115,000	4,198,362
1.00% due 12/11/15	2,250,000	2,266,326
3.50% due 06/29/15	2,200,000	2,256,641
4.88% due 03/04/15	2,180,000	2,230,325
4.38% due 09/21/15	888,000	925,139
2.38% due 06/30/15	800,000	813,838
Goldman Sachs Group, Inc.
1.60% due 11/23/15	6,000,000	6,063,515
5.13% due 01/15/15	5,910,000	6,010,812
3.70% due 08/01/15	5,550,000	5,708,269
3.30% due 05/03/15	5,250,000	5,350,034
Citigroup, Inc.
4.75% due 05/19/15	3,588,000	3,694,140
4.59% due 12/15/15	3,500,000	3,672,351
6.01% due 01/15/15	3,375,000	3,443,374
2.25% due 08/07/15	2,250,000	2,284,745
2.65% due 03/02/15	2,135,000	2,157,608
4.88% due 05/07/15	1,750,000	1,799,506
4.70% due 05/29/15	1,335,000	1,375,529
Wells Fargo & Co.
1.50% due 07/01/15	5,700,000	5,755,825
1.25% due 02/13/15	5,605,000	5,629,712
3.63% due 04/15/15	3,610,000	3,684,460
Ford Motor Credit Company
LLC
7.00% due 04/15/15	3,750,000	3,899,471
3.88% due 01/15/15	3,350,000	3,392,187
2.75% due 05/15/15	2,700,000	2,741,315
12.00% due 05/15/15	2,350,000	2,535,460
5.63% due 09/15/15	2,250,000	2,361,524
Bank of Nova Scotia
3.40% due 01/22/15	5,458,000	5,523,779
0.75% due 10/09/15	4,500,000	4,517,906
2.05% due 10/07/15	1,925,000	1,959,044
1.85% due 01/12/15	1,100,000	1,106,234
Royal Bank of Canada
0.80% due 10/30/15	3,500,000	3,513,647
0.63% due 12/04/15	3,000,000	3,006,306
2.63% due 12/15/15	2,600,000	2,670,218
1.15% due 03/13/15	2,200,000	2,208,026
Credit Suisse USA, Inc.
5.13% due 08/15/15	4,173,000	4,357,134
4.88% due 01/15/15	3,858,000	3,921,962
Bank of New York Mellon Corp.
1.20% due 02/20/15	2,900,000	2,910,472
2.95% due 06/18/15	1,695,000	1,731,388
3.10% due 01/15/15	1,700,000	1,717,479
0.70% due 10/23/15	1,160,000	1,162,844
4.95% due 03/15/15	300,000	307,300
American Express Credit Corp.
1.75% due 06/12/15	3,750,000	3,789,870
2.75% due 09/15/15	3,450,000	3,533,801
Canadian Imperial Bank of
Commerce
2.35% due 12/11/15	3,473,000	3,551,684
0.90% due 10/01/15	3,000,000	3,013,938
Barclays Bank plc
3.90% due 04/07/15	3,300,000	3,365,696
2.75% due 02/23/15	2,500,000	2,527,010
Prudential Financial, Inc.
4.75% due 09/17/15	2,900,000	3,022,070
3.88% due 01/14/15	2,606,000	2,637,465
BNP Paribas S.A.
3.25% due 03/11/15	5,284,000	5,358,858
2.98% due 12/20/141	147,000	148,156
US Bancorp
2.45% due 07/27/15	3,510,000	3,577,325
3.15% due 03/04/15	1,800,000	1,825,931
Capital One Financial Corp.
2.15% due 03/23/15	4,000,000	4,038,660
1.00% due 11/06/15	1,000,000	1,002,604
BBVA US Senior SAU
4.66% due 10/09/15	4,750,000	4,940,138
Wells Fargo Bank North
America
0.75% due 07/20/15	1,900,000	1,907,416
4.88% due 02/01/15	1,500,000	1,527,690
4.75% due 02/09/15	1,250,000	1,274,224
5.00% due 08/15/15	200,000	208,667
MetLife, Inc.
5.00% due 06/15/15	2,400,000	2,487,470
4.37% due 09/15/23	2,000,000	2,183,418
HSBC Finance Corp.
5.00% due 06/30/15	3,370,000	3,491,647
5.25% due 04/15/15	1,000,000	1,028,911

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Financial - 54.8%
(continued)
Royal Bank of Scotland Group
plc
2.55% due 09/18/15	$4,200,000	$4,275,033
HSBC USA, Inc.
2.38% due 02/13/15	4,185,000	4,223,711
PNC Funding Corp.
3.63% due 02/08/15	1,950,000	1,978,070
5.25% due 11/15/15	1,165,000	1,227,697
4.25% due 09/21/15	973,000	1,012,043
Credit Suisse New York
3.50% due 03/23/15	4,050,000	4,120,300
UBS AG
3.88% due 01/15/15	3,611,000	3,657,571
Berkshire Hathaway Finance
Corp.
4.85% due 01/15/15	1,779,000	1,808,898
2.45% due 12/15/15	1,629,000	1,669,784
Royal Bank of Scotland plc
3.95% due 09/21/15	1,711,000	1,766,979
4.88% due 03/16/15	1,600,000	1,635,949
Bank of Montreal
0.80% due 11/06/15	3,065,000	3,078,379
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
2.13% due 10/13/15	3,000,000	3,055,614
BlackRock, Inc.
1.38% due 06/01/15	3,000,000	3,025,785
Berkshire Hathaway, Inc.
3.20% due 02/11/15	2,983,000	3,022,441
Deutsche Bank AG
3.45% due 03/30/15	2,957,000	3,007,698
Deutsche Bank Financial LLC
5.38% due 03/02/15	2,500,000	2,558,090
Nomura Holdings, Inc.
5.00% due 03/04/15	2,356,000	2,404,962
Bear Stearns Companies LLC
5.30% due 10/30/15	2,100,000	2,211,308
Simon Property Group, LP
5.75% due 12/01/15	1,054,000	1,108,647
5.10% due 06/15/15	885,000	916,790
Vornado Realty, LP
4.25% due 04/01/15	2,000,000	2,023,388
National Bank of Canada
1.50% due 06/26/15	2,000,000	2,020,034
ACE INA Holdings, Inc.
2.60% due 11/23/15	1,900,000	1,945,946
BB&T Corp.
5.20% due 12/23/15	1,647,000	1,739,468
American International Group,
Inc.
5.05% due 10/01/15	1,600,000	1,677,126
Sumitomo Mitsui Banking
Corp.
1.35% due 07/18/152	1,600,000	1,612,115
Host Hotels & Resorts, LP
5.88% due 06/15/19	1,000,000	1,063,607
6.00% due 11/01/20	500,000	543,573
ORIX Corp.
4.71% due 04/27/15	1,548,000	1,585,660
KeyCorp
3.75% due 08/13/15	1,500,000	1,545,102
Transatlantic Holdings, Inc.
5.75% due 12/14/15	1,450,000	1,536,320
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,300,000	1,376,632
American Tower Corp.
4.63% due 04/01/15	1,300,000	1,329,162
Aegon N.V.
4.63% due 12/01/15	1,206,000	1,263,233
Jefferies Group LLC
3.88% due 11/09/15	1,050,000	1,089,414
Omega Healthcare Investors,
Inc.
6.75% due 10/15/22	1,000,000	1,082,500
Manulife Financial Corp.
3.40% due 09/17/15	1,000,000	1,029,625
Santander Holdings USA, Inc.
3.00% due 09/24/15	1,000,000	1,021,860
American Express Centurion
Bank
0.88% due 11/13/15	1,000,000	1,004,256
US Bank NA
4.80% due 04/15/15	942,000	968,324
First Horizon National Corp.
5.38% due 12/15/15	890,000	937,398
Regions Financial Corp.
5.75% due 06/15/15	720,000	747,981
Dresdner Bank AG
7.25% due 09/15/15	700,000	735,442
Aon Corp.
3.50% due 09/30/15	700,000	721,876
Fifth Third Bank/Ohio
4.75% due 02/01/15	500,000	508,622
Metropolitan Life Global
Funding I
2.50% due 09/29/15	300,000	306,581
Marsh & McLennan
Companies, Inc.
5.75% due 09/15/15	18,000	18,939
Total Financial		354,168,351
Consumer, Non-cyclical -
13.8%
Anheuser-Busch InBev
Worldwide, Inc.
4.13% due 01/15/15	3,230,000	3,273,756
0.80% due 07/15/15	3,151,000	3,164,101
3.63% due 04/15/15	1,750,000	1,785,991
AbbVie, Inc.
1.20% due 11/06/15	7,700,000	7,744,289
Procter & Gamble Co.
4.85% due 12/15/15	2,300,000	2,430,353
1.80% due 11/15/15	2,200,000	2,238,177
3.50% due 02/15/15	1,900,000	1,927,333
3.15% due 09/01/15	1,000,000	1,028,721

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Consumer, Non-cyclical -
13.8% (continued)
Pfizer, Inc.
5.35% due 03/15/15	$6,373,000	$6,539,105
PepsiCo, Inc.
0.75% due 03/05/15	2,660,000	2,666,929
0.70% due 08/13/15	2,350,000	2,359,828
3.10% due 01/15/15	1,200,000	1,212,431
Merck Sharp & Dohme Corp.
4.00% due 06/30/15	3,400,000	3,504,917
4.75% due 03/01/15	1,805,000	1,845,113
Coca-Cola Co.
1.50% due 11/15/15	3,500,000	3,543,651
0.75% due 03/13/15	1,500,000	1,503,759
Medtronic, Inc.
3.00% due 03/15/15	3,900,000	3,956,706
4.75% due 09/15/15	900,000	940,053
Novartis Capital Corp.
2.90% due 04/24/15	4,500,000	4,577,440
Altria Group, Inc.
4.13% due 09/11/15	3,400,000	3,527,146
Covidien International Finance
S.A.
1.35% due 05/29/15	2,400,000	2,416,366
Genentech, Inc.
4.75% due 07/15/15	2,305,000	2,392,837
Diageo Finance BV
5.30% due 10/28/15	1,190,000	1,256,171
3.25% due 01/15/15	1,110,000	1,121,754
UnitedHealth Group, Inc.
0.85% due 10/15/15	1,900,000	1,907,562
Kraft Foods Group, Inc.
1.63% due 06/04/15	1,800,000	1,816,011
Express Scripts Holding Co.
2.10% due 02/12/15	1,700,000	1,712,005
Cardinal Health, Inc.
4.00% due 06/15/15	1,500,000	1,540,340
GlaxoSmithKline Capital plc
0.75% due 05/08/15	1,500,000	1,504,124
General Mills, Inc.
5.20% due 03/17/15	1,250,000	1,282,094
Clorox Co.
5.00% due 01/15/15	1,260,000	1,280,925
Baxter International, Inc.
4.63% due 03/15/15	1,200,000	1,226,956
WellPoint, Inc.
1.25% due 09/10/15	1,200,000	1,207,732
Genzyme Corp.
3.63% due 06/15/15	1,100,000	1,128,105
Wm Wrigley Jr Co.
4.65% due 07/15/15	1,050,000	1,086,681
Quest Diagnostics, Inc.
5.45% due 11/01/15	1,000,000	1,052,820
Kroger Co.
3.90% due 10/01/15	1,000,000	1,034,000
Stryker Corp.
3.00% due 01/15/15	1,000,000	1,009,713
McKesson Corp.
0.95% due 12/04/15	1,000,000	1,003,276
Celgene Corp.
2.45% due 10/15/15	910,000	926,857
Medco Health Solutions, Inc.
2.75% due 09/15/15	850,000	869,126
Life Technologies Corp.
4.40% due 03/01/15	835,000	850,796
Total Consumer, Non-
cyclical		89,396,050
Communications - 7.6%
AT&T, Inc.
0.80% due 12/01/15	3,100,000	3,111,255
2.50% due 08/15/15	2,954,000	3,011,269
Telefonica Emisiones SAU
3.73% due 04/27/15	2,600,000	2,650,032
4.95% due 01/15/15	2,100,000	2,131,813
Comcast Corp.
6.50% due 01/15/15	2,605,000	2,662,386
5.85% due 11/15/15	1,400,000	1,489,785
Verizon Communications, Inc.
0.70% due 11/02/15	3,400,000	3,405,646
4.90% due 09/15/15	630,000	658,470
Time Warner, Inc.
3.15% due 07/15/15	3,150,000	3,223,112
Amazon.com, Inc.
0.65% due 11/27/15	2,800,000	2,806,306
America Movil SAB de CV
5.75% due 01/15/15	1,685,000	1,717,403
3.63% due 03/30/15	750,000	763,073
Viacom, Inc.
1.25% due 02/27/15	2,464,000	2,473,173
Rogers Communications, Inc.
7.50% due 03/15/15	2,300,000	2,384,763
British Telecommunications
plc
2.00% due 06/22/15	2,300,000	2,326,294
DIRECTV Holdings LLC /
DIRECTV Financing Company,
Inc.
3.55% due 03/15/152	2,248,000	2,284,766
Telecom Italia Capital S.A.
5.25% due 10/01/15	1,666,000	1,738,888
NBCUniversal Media LLC
3.65% due 04/30/15	1,700,000	1,737,028
Discovery Communications
LLC
3.70% due 06/01/15	1,620,000	1,658,823
TCI Communications, Inc.
8.75% due 08/01/15	1,500,000	1,613,939
Orange S.A.
2.13% due 09/16/15	1,450,000	1,469,533
eBay, Inc.
1.63% due 10/15/15	1,200,000	1,216,372
Time Warner Cable, Inc.
3.50% due 02/01/15	1,050,000	1,063,131

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Communications - 7.6%
(continued)
Walt Disney Co.
0.45% due 12/01/15	$1,000,000	$1,000,975
Cox Communications, Inc.
5.50% due 10/01/15	500,000	525,122
Telefonos de Mexico SAB de
CV
5.50% due 01/27/15	400,000	407,456
Total Communications		49,530,813
Energy - 7.4%
BP Capital Markets plc
3.13% due 10/01/15	5,700,000	5,864,804
3.88% due 03/10/15	5,448,000	5,548,461
0.70% due 11/06/15	3,500,000	3,508,323
Shell International Finance BV
3.10% due 06/28/15	4,210,000	4,307,781
0.63% due 12/04/15	1,800,000	1,803,334
3.25% due 09/22/15	1,650,000	1,700,033
Total Capital S.A.
3.13% due 10/02/15	3,075,000	3,167,176
3.00% due 06/24/15	2,390,000	2,441,983
ConocoPhillips
4.60% due 01/15/15	3,034,000	3,080,839
Transocean, Inc.
4.95% due 11/15/15	2,250,000	2,354,198
TransCanada PipeLines Ltd.
3.40% due 06/01/15	1,580,000	1,614,760
0.88% due 03/02/15	660,000	661,750
Plains Exploration &
Production Co.
6.50% due 11/15/20	1,986,000	2,204,460
Marathon Oil Corp.
0.90% due 11/01/15	2,000,000	2,005,614
Enterprise Products Operating
LLC
1.25% due 08/13/15	1,600,000	1,610,350
Phillips 66
1.95% due 03/05/15	1,465,000	1,475,932
Energy Transfer Partners, LP
5.95% due 02/01/15	1,430,000	1,461,624
Williams Partners, LP
3.80% due 02/15/15	1,440,000	1,459,496
EOG Resources, Inc.
2.95% due 06/01/15	900,000	917,319
SESI, LLC
6.38% due 05/01/19	400,000	423,000
Total Energy		47,611,237
Consumer, Cyclical -
4.6%
Toyota Motor Credit Corp.
3.20% due 06/17/15	3,025,000	3,093,795
0.88% due 07/17/15	2,800,000	2,814,851
1.00% due 02/17/15	2,600,000	2,609,272
Wal-Mart Stores, Inc.
1.50% due 10/25/15	2,350,000	2,381,946
4.50% due 07/01/15	1,708,000	1,767,126
2.88% due 04/01/152	1,700,000	1,726,350
2.25% due 07/08/15	1,410,000	1,434,042
Costco Wholesale Corp.
0.65% due 12/07/15	2,800,000	2,808,206
McDonald's Corp.
0.75% due 05/29/15	2,100,000	2,107,774
American Honda Finance Corp.
1.00% due 08/11/15	2,000,000	2,011,892
AutoZone, Inc.
5.75% due 01/15/15	1,600,000	1,629,914
Walgreen Co.
1.00% due 03/13/15	1,600,000	1,604,146
CVS Health Corp.
3.25% due 05/18/15	1,400,000	1,427,958
Lowe's Companies, Inc.
5.00% due 10/15/15	1,100,000	1,154,087
Wynn Las Vegas LLC / Wynn
Las Vegas Capital Corp.
7.75% due 08/15/20	870,000	943,950
Macy's Retail Holdings, Inc.
7.88% due 07/15/15	320,000	340,079
Total Consumer, Cyclical		29,855,388
Industrial - 3.7%
John Deere Capital Corp.
2.95% due 03/09/15	1,695,000	1,718,172
0.95% due 06/29/15	1,000,000	1,005,361
0.70% due 09/04/15	1,000,000	1,003,384
0.88% due 04/17/15	840,000	843,151
General Electric Co.
0.85% due 10/09/15	4,050,000	4,068,769
CSX Corp.
6.25% due 04/01/15	2,510,000	2,592,797
Eaton Corp.
0.95% due 11/02/15	2,300,000	2,309,931
Caterpillar Financial Services
Corp.
0.70% due 11/06/15	1,300,000	1,304,081
1.10% due 05/29/15	950,000	955,833
United Technologies Corp.
4.88% due 05/01/15	2,112,000	2,175,825
Precision Castparts Corp.
0.70% due 12/20/15	1,498,000	1,500,966
Boeing Co.
3.50% due 02/15/15	1,465,000	1,485,948
Caterpillar, Inc.
0.95% due 06/26/15	1,250,000	1,256,716
Masco Corp.
4.80% due 06/15/15	972,000	998,309
General Dynamics Corp.
1.38% due 01/15/15	900,000	903,597
Tyco International Finance S.A.
3.38% due 10/15/15	124,000	127,496
Total Industrial		24,250,336
Technology - 3.4%
International Business
Machines Corp.
0.55% due 02/06/15	4,400,000	4,406,755
0.75% due 05/11/15	2,300,000	2,307,388

Guggenheim BulletShares 2015 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.1% (continued)
Technology - 3.4%
(continued)
Hewlett-Packard Co.
2.13% due 09/13/15	$3,320,000	$3,372,200
2.20% due 12/01/15	1,650,000	1,684,130
2.35% due 03/15/15	1,600,000	1,616,400
Microsoft Corp.
1.63% due 09/25/15	3,660,000	3,711,386
Xerox Corp.
4.25% due 02/15/15	2,329,000	2,367,997
Texas Instruments, Inc.
0.45% due 08/03/15	1,690,000	1,692,841
Adobe Systems, Inc.
3.25% due 02/01/15	1,072,000	1,084,930
Total Technology		22,244,027
Utilities - 2.2%
Constellation Energy Group,
Inc.
4.55% due 06/15/15	2,510,000	2,585,657
Exelon Corp.
4.90% due 06/15/15	1,960,000	2,025,668
NextEra Energy Capital
Holdings, Inc.
7.88% due 12/15/15	1,006,000	1,096,576
1.20% due 06/01/15	900,000	904,327
Southern Power Co.
4.88% due 07/15/15	1,445,000	1,500,197
Scottish Power Ltd.
5.38% due 03/15/15	1,300,000	1,331,604
Dominion Resources, Inc.
5.15% due 07/15/15	1,180,000	1,226,461
Entergy Corp.
3.63% due 09/15/15	1,060,000	1,089,597
Duke Energy Carolinas LLC
5.30% due 10/01/15	1,020,000	1,073,826
Oncor Electric Delivery
Company LLC
6.38% due 01/15/15	800,000	816,969
TransAlta Corp.
4.75% due 01/15/15	565,000	573,581
Total Utilities		14,224,463
Basic Materials - 1.6%
EI du Pont de Nemours & Co.
3.25% due 01/15/15	2,180,000	2,203,904
Praxair, Inc.
4.63% due 03/30/15	1,840,000	1,886,029
Ecolab, Inc.
1.00% due 08/09/15	1,250,000	1,255,734
Rio Tinto Alcan, Inc.
5.00% due 06/01/15	1,060,000	1,095,339
Rio Tinto Finance USA plc
1.13% due 03/20/15	1,050,000	1,054,594
Rio Tinto Finance USA Ltd.
1.88% due 11/02/15	1,024,000	1,039,964
Freeport-McMoRan, Inc.
1.40% due 02/13/15	1,000,000	1,003,141
Potash Corporation of
Saskatchewan, Inc.
3.75% due 09/30/15	680,000	703,408
Plum Creek Timberlands, LP
5.88% due 11/15/15	180,000	190,500
Total Basic Materials		10,432,613
Total Corporate Bonds
(Cost $638,627,834)		641,713,278
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.1%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	882,810	882,810
Total Securities Lending Fund
(Cost $882,810)		882,810
Total Investments - 99.2%
(Cost $639,510,644)		$ 642,596,088
Other Assets & Liabilities, net - 0.8%		5,121,638
Total Net Assets - 100.0%		$ 647,717,726

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Variable rate security. Rate indicated is rate effective at August 31, 2014.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4 .
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0%
Financial - 47.4%
JPMorgan Chase & Co.
3.15% due 07/05/16	$9,100,000	$9,464,117
3.45% due 03/01/16	6,125,000	6,364,621
2.60% due 01/15/16	3,442,000	3,527,461
1.13% due 02/26/16	2,500,000	2,514,260
Citigroup, Inc.
3.95% due 06/15/16	3,800,000	3,996,380
1.25% due 01/15/16	3,500,000	3,519,117
5.30% due 01/07/16	2,872,000	3,042,255
1.70% due 07/25/16	3,000,000	3,036,633
1.35% due 03/10/17	3,000,000	2,998,239
5.85% due 08/02/16	2,300,000	2,506,427
1.30% due 04/01/16	1,500,000	1,509,096
Goldman Sachs Group, Inc.
3.63% due 02/07/16	9,128,000	9,479,857
5.35% due 01/15/16	6,108,000	6,482,774
5.75% due 10/01/16	4,200,000	4,592,276
Bank of America Corp.
6.50% due 08/01/16	6,970,000	7,664,623
3.75% due 07/12/16	3,950,000	4,142,728
5.63% due 10/14/16	2,900,000	3,164,367
3.63% due 03/17/16	2,400,000	2,495,933
1.25% due 01/11/16	2,000,000	2,011,104
General Electric Capital Corp.
2.95% due 05/09/16	3,850,000	4,003,931
3.35% due 10/17/16	3,000,000	3,156,459
1.50% due 07/12/16	3,000,000	3,041,916
1.00% due 01/08/16	2,800,000	2,815,490
5.00% due 01/08/16	2,162,000	2,289,588
Wells Fargo & Co.
3.68% due 06/15/161	5,600,000	5,890,723
1.25% due 07/20/16	4,000,000	4,034,132
2.63% due 12/15/16	3,250,000	3,372,785
5.13% due 09/15/16	700,000	756,477
Morgan Stanley
3.80% due 04/29/16	4,600,000	4,813,182
5.75% due 10/18/16	4,050,000	4,434,823
1.75% due 02/25/16	2,900,000	2,936,940
Royal Bank of Canada
1.13% due 07/22/16	3,000,000	3,022,311
2.88% due 04/19/16	2,400,000	2,489,892
2.30% due 07/20/16	1,950,000	2,007,866
1.45% due 09/09/16	1,500,000	1,520,157
0.85% due 03/08/16	1,500,000	1,504,590
Toronto-Dominion Bank
2.38% due 10/19/16	4,200,000	4,339,432
2.50% due 07/14/16	3,800,000	3,927,228
1.50% due 09/09/16	1,800,000	1,827,070
Ford Motor Credit Co., LLC
4.21% due 04/15/16	2,951,000	3,100,831
1.70% due 05/09/16	2,250,000	2,275,184
2.50% due 01/15/16	1,750,000	1,788,794
3.98% due 06/15/16	1,700,000	1,786,926
American Express Credit Corp.
2.80% due 09/19/16	3,900,000	4,049,868
1.30% due 07/29/16	2,500,000	2,528,005
Deutsche Bank AG
3.25% due 01/11/16	5,709,000	5,901,792
Nomura Holdings, Inc.
4.13% due 01/19/16	3,075,000	3,202,154
2.00% due 09/13/16	1,950,000	1,980,087
Bank of Nova Scotia
2.90% due 03/29/16	2,550,000	2,640,000
1.38% due 07/15/16	1,500,000	1,519,938
0.95% due 03/15/16	1,000,000	1,005,993
SunTrust Banks, Inc.
3.50% due 01/20/17	2,700,000	2,844,874
3.60% due 04/15/16	1,850,000	1,930,717
Bank Of America Corp.
6.05% due 05/16/16	4,208,000	4,552,101
US Bancorp
3.44% due 02/01/16	2,250,000	2,331,583
2.20% due 11/15/16	2,000,000	2,056,530
Bank of New York Mellon Corp.
2.40% due 01/17/17	1,500,000	1,546,967
2.30% due 07/28/16	1,269,000	1,309,784
2.50% due 01/15/16	1,220,000	1,251,752
Capital One Financial Corp.
3.15% due 07/15/162	2,050,000	2,131,514
6.15% due 09/01/16	1,727,000	1,896,899
Barclays Bank PLC
5.00% due 09/22/16	3,708,000	4,005,345
BNP Paribas SA
3.60% due 02/23/16	3,800,000	3,953,056
Union Bank NA
5.95% due 05/11/16	1,950,000	2,112,802
3.00% due 06/06/16	1,600,000	1,659,912
Ford Motor Credit Company
LLC
8.00% due 12/15/16	3,100,000	3,557,461
HSBC Finance Corp.
5.50% due 01/19/16	3,303,000	3,508,427
BNP Paribas S.A.
1.38% due 03/17/17	3,500,000	3,504,452
Abbey National Treasury
Services PLC
4.00% due 04/27/16	3,300,000	3,470,871
PNC Bank NA
1.30% due 10/03/16	1,900,000	1,915,343
0.80% due 01/28/16	1,500,000	1,504,200
Simon Property Group, LP
2.80% due 01/30/17	1,175,000	1,222,331
5.25% due 12/01/16	1,057,000	1,146,668
5.88% due 03/01/17	850,000	941,592
UBS AG
5.88% due 07/15/16	2,877,000	3,132,728
Bank of America NA
1.13% due 11/14/16	3,000,000	3,005,106

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 47.4%
(continued)
Sumitomo Mitsui Banking
Corp.
0.90% due 01/18/16	$1,800,000	$1,802,542
1.45% due 07/19/16	1,000,000	1,009,387
MetLife, Inc.
6.75% due 06/01/16	2,463,000	2,717,686
Royal Bank of Scotland PLC
4.38% due 03/16/16	2,500,000	2,632,140
ORIX Corp.
5.00% due 01/12/16	2,500,000	2,630,845
BB&T Corp.
3.20% due 03/15/16	2,000,000	2,073,306
3.95% due 04/29/16	524,000	551,788
Branch Banking & Trust Co.
1.00% due 04/03/17	1,581,000	1,575,432
1.45% due 10/03/16	1,000,000	1,011,028
Citigroup, Inc. 1.3
11/15/2016
1.30% due 11/15/16	2,500,000	2,509,068
PNC Funding Corp.
2.70% due 09/19/16	2,300,000	2,380,569
Lloyds TSB Bank PLC
4.88% due 01/21/16	2,222,000	2,351,558
JPMorgan Chase Bank NA
5.88% due 06/13/16	2,100,000	2,282,505
Countrywide Financial
Corporation
6.25% due 05/15/16	2,050,000	2,221,331
Credit Suisse USA, Inc.
5.38% due 03/02/16	2,000,000	2,136,396
General Electric Capital
Corporation
5.38% due 10/20/16	1,950,000	2,132,341
Svenska Handelsbanken AB
3.13% due 07/12/16	2,025,000	2,112,213
Berkshire Hathaway Finance
Corp.
0.95% due 08/15/16	2,000,000	2,014,454
Fifth Third Bank 1.15
11/18/2016
1.15% due 11/18/16	2,000,000	2,010,180
Bank of Nova Scotia
1.10% due 12/13/16	2,000,000	2,007,802
Wachovia Corp.
5.63% due 10/15/16	1,761,000	1,927,175
PNC Bank NA
1.15% due 11/01/16	1,700,000	1,709,374
American International Group,
Inc.
5.60% due 10/18/16	1,550,000	1,694,993
Fifth Third Bancorp
3.63% due 01/25/16	1,600,000	1,665,234
Bank of Montreal
1.30% due 07/15/16	1,550,000	1,571,057
BNP Paribas 1.25
12/12/2016
1.25% due 12/12/16	1,500,000	1,507,178
Bank of America Corporation
5.75% due 08/15/16	1,314,000	1,425,498
State Street Corp.
2.88% due 03/07/16	1,304,000	1,350,355
Berkshire Hathaway, Inc.
2.20% due 08/15/16	1,300,000	1,340,047
Wells Fargo Bank NA
5.75% due 05/16/16	1,000,000	1,082,581
Wachovia Bank NA
5.60% due 03/15/162	1,000,000	1,073,728
KeyBank NA
5.45% due 03/03/16	1,000,000	1,068,196
Vesey Street Investment Trust I
4.40% due 09/01/161	1,000,000	1,063,523
Comerica Bank
5.75% due 11/21/16	952,000	1,047,521
Air Lease Corp.
4.50% due 01/15/16	1,000,000	1,036,250
Canadian Imperial Bank of
Commerce/Canada
1.35% due 07/18/16	1,000,000	1,011,203
Bank of America Corp.
1.35% due 11/21/16	1,000,000	1,003,783
Branch Banking & Trust
1.05% due 12/01/16	1,000,000	1,002,105
American Express Co.
5.50% due 09/12/16	900,000	982,849
ERP Operating, LP
5.13% due 03/15/16	900,000	959,862
HCP, Inc.
3.75% due 02/01/16	750,000	780,744
AON Corp.
3.13% due 05/27/16	750,000	777,582
Huntington National Bank
1.30% due 11/20/16	750,000	753,491
Prudential Financial, Inc.
3.00% due 05/12/16	700,000	725,103
Abbey National Treasury
Services plc
1.38% due 03/13/17	700,000	702,885
Allied World Assurance
Company Ltd.
7.50% due 08/01/16	574,000	639,830
Santander Holdings USA, Inc.
4.63% due 04/19/16	500,000	529,086

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Financial - 47.4%
(continued)
Union Bank NA 1.5
9/26/2016
1.50% due 09/26/16	$400,000	$404,803
Total Financial		307,968,454
Consumer, Non-cyclical -
13.3%
PepsiCo, Inc.
2.50% due 05/10/16	2,700,000	2,784,574
0.70% due 02/26/16	1,500,000	1,503,833
0.95% due 02/22/17	1,000,000	999,421
Sanofi
2.63% due 03/29/16	3,700,000	3,821,207
Express Scripts Holding Co.
3.13% due 05/15/16	3,650,000	3,791,097
Procter & Gamble Co.
1.45% due 08/15/16	3,600,000	3,655,264
Amgen, Inc.
2.50% due 11/15/16	2,000,000	2,066,298
2.30% due 06/15/16	1,500,000	1,539,794
Mondelez International, Inc.
4.13% due 02/09/16	3,431,000	3,592,617
Diageo Capital PLC
5.50% due 09/30/16	1,500,000	1,641,782
0.63% due 04/29/16	1,500,000	1,498,247
Coca-Cola Co.
1.80% due 09/01/16	2,900,000	2,969,597
Merck & Company, Inc.
2.25% due 01/15/16	2,800,000	2,870,140
McKesson Corp.
1.29% due 03/10/17	1,700,000	1,698,667
3.25% due 03/01/16	900,000	931,728
Kellogg Co.
4.45% due 05/30/16	1,300,000	1,380,686
1.88% due 11/17/16	1,200,000	1,221,199
Allergan, Inc.
5.75% due 04/01/16	2,400,000	2,576,261
UnitedHealth Group, Inc.
5.38% due 03/15/16	2,400,000	2,571,036
GlaxoSmithKline Capital, Inc.
0.70% due 03/18/16	2,518,000	2,525,086
Philip Morris International, Inc.
2.50% due 05/16/16	2,400,000	2,475,916
Anheuser-Busch InBev
Finance, Inc.
0.80% due 01/15/16	2,400,000	2,412,185
WellPoint, Inc.
5.25% due 01/15/16	2,123,000	2,258,496
Tyson Foods, Inc.
6.60% due 04/01/16	2,045,000	2,223,621
Baxter International, Inc.
5.90% due 09/01/16	1,100,000	1,209,088
0.95% due 06/01/16	1,000,000	1,004,731
Wyeth, LLC
5.50% due 02/15/16	1,963,000	2,102,389
Western Union Co.
5.93% due 10/01/16	1,900,000	2,078,423
Gilead Sciences, Inc.
3.05% due 12/01/16	1,700,000	1,777,968
Johnson & Johnson
2.15% due 05/15/16	1,700,000	1,748,037
Bottling Group, LLC
5.50% due 04/01/16	1,600,000	1,723,272
ConAgra Foods, Inc.
1.30% due 01/25/16	1,500,000	1,510,644
Merck & Co., Inc.
0.70% due 05/18/16	1,500,000	1,504,419
Boston Scientific Corp.
6.40% due 06/15/16	1,300,000	1,420,736
Coca-Cola Co. 0.75
11/1/2016
0.75% due 11/01/16	1,400,000	1,400,112
Lorillard Tobacco Co.
3.50% due 08/04/16	1,300,000	1,355,565
Stryker Corp.
2.00% due 09/30/16	1,300,000	1,333,452
Dr Pepper Snapple Group, Inc.
2.90% due 01/15/16	1,080,000	1,112,845
Cigna Corp.
2.75% due 11/15/16	1,000,000	1,037,904
Anheuser-Busch InBev
Worldwide, Inc.
2.88% due 02/15/16	1,000,000	1,034,467
Unilever Capital Corp.
2.75% due 02/10/16	1,000,000	1,032,003
St Jude Medical, Inc.
2.50% due 01/15/16	1,000,000	1,026,074
Becton Dickinson and Co.
1.75% due 11/08/16	1,000,000	1,018,804
Ventas Realty, LP
1.55% due 09/26/16	1,000,000	1,011,268
Mylan, Inc.
1.35% due 11/29/16	1,000,000	1,001,837
Humana, Inc.
6.45% due 06/01/16	800,000	875,245
Bunge Ltd. Finance Corp.
4.10% due 03/15/16	800,000	836,122
Medtronic, Inc.
2.63% due 03/15/16	560,000	576,747
Procter & Gamble Co. 0.75
11/4/2016
0.75% due 11/04/16	500,000	500,416
Beam, Inc.
5.38% due 01/15/16	45,000	47,630
Total Consumer, Non-cyclical		86,288,950
Communications - 12.7%
Verizon Communications, Inc.
2.50% due 09/15/16	7,900,000	8,149,513
3.00% due 04/01/16	2,900,000	3,000,285
5.55% due 02/15/16	2,299,000	2,459,049
2.00% due 11/01/16	2,300,000	2,346,189

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Communications - 12.7%
(continued)
Cisco Systems, Inc.
5.50% due 02/22/16	$6,585,000	$7,065,908
1.10% due 03/03/17	5,500,000	5,521,159
AT&T, Inc.
2.95% due 05/15/16	3,600,000	3,733,844
2.40% due 08/15/16	3,600,000	3,707,795
0.90% due 02/12/16	2,400,000	2,408,710
DIRECTV Holdings, LLC /
DIRECTV Financing Co., Inc.
3.50% due 03/01/16	2,910,000	3,024,230
3.13% due 02/15/16	2,880,000	2,976,520
Telefonica Emisiones SAU
6.42% due 06/20/162	2,970,000	3,250,190
3.99% due 02/16/16	2,289,000	2,390,343
America Movil SAB de CV
2.38% due 09/08/16	4,400,000	4,512,420
Walt Disney Co.
1.35% due 08/16/16	1,600,000	1,622,098
5.63% due 09/15/16	1,450,000	1,592,606
Time Warner, Inc.
5.88% due 11/15/16	2,200,000	2,428,600
Deutsche Telekom
International Finance BV
5.75% due 03/23/16	2,179,000	2,341,717
Embarq Corp.
7.08% due 06/01/16	2,050,000	2,256,181
Orange SA
2.75% due 09/14/16	2,150,000	2,225,065
Viacom, Inc.
6.25% due 04/30/16	1,993,000	2,167,928
NBCUniversal Media, LLC
2.88% due 04/01/16	2,000,000	2,068,934
Omnicom Group, Inc.
5.90% due 04/15/16	1,880,000	2,029,740
Comcast Corp.
5.90% due 03/15/16	1,800,000	1,942,209
Comcast Corporation
4.95% due 06/15/16	1,709,000	1,836,770
Google, Inc.
2.13% due 05/19/16	1,770,000	1,818,365
British Telecommunications
PLC
1.63% due 06/28/16	1,150,000	1,163,606
Thomson Reuters Corp.
0.88% due 05/23/16	1,050,000	1,049,797
Scripps Networks Interactive,
Inc.
2.70% due 12/15/16	1,000,000	1,037,165
Total Communications		82,126,936
Energy - 6.7%
BP Capital Markets PLC
3.20% due 03/11/16	3,600,000	3,744,083
2.25% due 11/01/16	1,900,000	1,954,359
Anadarko Petroleum Corp.
5.95% due 09/15/16	3,412,000	3,748,011
Plains Exploration &
Production Co.
6.13% due 06/15/19	1,563,000	1,729,069
6.63% due 05/01/21	1,300,000	1,444,625
Total Capital International SA
0.75% due 01/25/16	2,000,000	2,009,254
1.00% due 08/12/16	1,000,000	1,009,127
Occidental Petroleum Corp.
4.13% due 06/01/16	1,680,000	1,778,629
2.50% due 02/01/16	1,150,000	1,181,122
ConocoPhillips Canada
Funding Co. I
5.63% due 10/15/16	2,662,000	2,929,712
Devon Energy Corp.
2.40% due 07/15/16	1,470,000	1,510,806
1.20% due 12/15/16	800,000	803,665
Transocean, Inc.
5.05% due 12/15/16	2,100,000	2,266,666
Shell International Finance
0.90% due 11/15/16	1,900,000	1,905,525
Ensco plc
3.25% due 03/15/16	1,800,000	1,864,537
Total Capital SA
2.30% due 03/15/16	1,750,000	1,795,360
Enterprise Products Operating
LLC
3.20% due 02/01/16	1,600,000	1,656,956
SESI LLC
7.13% due 12/15/21	1,400,000	1,585,500
Marathon Petroleum Corp.
3.50% due 03/01/16	1,450,000	1,506,038
Chevron Corp.
0.89% due 06/24/16	1,400,000	1,408,736
TransCanada PipeLines Ltd.
0.75% due 01/15/16	1,200,000	1,202,176
ONEOK Partners, LP
3.25% due 02/01/16	1,100,000	1,137,407
Kinder Morgan Energy
Partners, LP
3.50% due 03/01/16	1,000,000	1,036,602
Halliburton Co.
1.00% due 08/01/16	1,000,000	1,006,196
Petrobras Global Finance BV
2.00% due 05/20/16	1,000,000	1,004,650
Statoil ASA
1.80% due 11/23/16	500,000	510,240
Total Energy		43,729,051
Industrial - 5.4%
Thermo Fisher Scientific, Inc.
3.20% due 03/01/16	2,417,000	2,503,166
2.25% due 08/15/16	2,060,000	2,110,085
John Deere Capital Corp.
1.85% due 09/15/16	1,300,000	1,327,802
2.25% due 06/07/16	1,165,000	1,198,232
1.05% due 12/15/16	1,000,000	1,005,270
0.75% due 01/22/16	1,000,000	1,004,184

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Industrial - 5.4%
(continued)
Caterpillar Financial Services
Corp.
2.05% due 08/01/16	$2,500,000	$2,565,245
1.00% due 03/03/17	400,000	399,963
CRH America, Inc.
6.00% due 09/30/16	2,606,000	2,860,879
Masco Corporation
6.13% due 10/03/16	2,143,000	2,330,513
3M Co.
1.38% due 09/29/16	2,200,000	2,236,097
Illinois Tool Works, Inc.
0.90% due 02/25/17	2,000,000	1,995,670
Caterpillar Financial Services Corp.
1.00% due 11/25/16	1,550,000	1,555,241
Xylem, Inc.
3.55% due 09/20/16	1,275,000	1,338,685
General Dynamics Corp.
2.25% due 07/15/16	1,200,000	1,236,500
L-3 Communications Corp.
3.95% due 11/15/16	1,050,000	1,107,808
Caterpillar, Inc.
5.70% due 08/15/16	1,000,000	1,095,992
Lockheed Martin Corp.
2.13% due 09/15/16	1,000,000	1,025,690
Waste Management, Inc.
2.60% due 09/01/16	984,000	1,015,834
John Deere Capital Corp.
1.05% due 10/11/16	1,000,000	1,004,863
Danaher Corp.
2.30% due 06/23/16	955,000	983,171
Boeing Co.
3.75% due 11/20/16	900,000	959,169
Boeing Capital Corp.
2.13% due 08/15/16	910,000	935,342
Norfolk Southern Corp.
5.75% due 01/15/16	700,000	747,127
Owens Corning, Inc.
6.50% due 12/01/16	200,000	221,459
Total Industrial		34,763,987
Technology - 5.3%
International Business
Machines Corp.
1.95% due 07/22/16	5,100,000	5,224,256
2.00% due 01/05/16	1,900,000	1,939,535
0.45% due 05/06/16	1,500,000	1,497,351
Hewlett-Packard Co.
2.65% due 06/01/16	2,440,000	2,515,489
3.00% due 09/15/16	2,400,000	2,492,978
3.30% due 12/09/16	2,000,000	2,096,890
Oracle Corp.
5.25% due 01/15/16	4,135,000	4,403,597
Apple, Inc.
0.45% due 05/03/162	3,300,000	3,296,113
Intel Corp.
1.95% due 10/01/16	3,100,000	3,177,013
Texas Instruments, Inc.
2.38% due 05/16/16	2,000,000	2,060,076
Microsoft Corp.
2.50% due 02/08/16	1,980,000	2,040,539
Xerox Corp.
6.40% due 03/15/16	1,650,000	1,787,072
Fiserv, Inc.
3.13% due 06/15/16	1,380,000	1,432,279
Pitney Bowes, Inc.
4.75% due 01/15/16	300,000	315,744
Total Technology		34,278,932
Consumer, Cyclical - 5.1%
Toyota Motor Credit Corp.
2.00% due 09/15/16	3,249,000	3,327,935
0.80% due 05/17/16	1,750,000	1,757,252
2.80% due 01/11/16	1,656,000	1,708,051
Home Depot, Inc.
5.40% due 03/01/16	5,946,000	6,374,171
Wal-Mart Stores, Inc.
0.60% due 04/11/16	2,600,000	2,604,924
2.80% due 04/15/16	2,000,000	2,074,954
American Honda Finance Corp.
1.13% due 10/07/16	2,300,000	2,314,697
Johnson Controls, Inc.
5.50% due 01/15/16	1,750,000	1,862,539
Target Corp.
5.88% due 07/15/16	1,630,000	1,786,997
CVS Caremark Corp.
1.20% due 12/05/16	1,700,000	1,708,451
Lowe's Cos., Inc.
5.40% due 10/15/16	1,400,000	1,532,427
Mohawk Industries, Inc.
6.13% due 01/15/16	1,426,000	1,530,469
Delphi Corp.
6.13% due 05/15/21	1,150,000	1,273,625
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	1,149,000	1,272,568
Carnival Corp.
1.20% due 02/05/163	1,200,000	1,206,654
PACCAR Financial Corp.
1.15% due 08/16/16	1,000,000	1,009,941
Wyndham Worldwide Corp.
6.00% due 12/01/16	5,000	5,507
Total Consumer, Cyclical		33,351,162
Basic Materials - 2.0%
Ecolab, Inc.
3.00% due 12/08/16	2,300,000	2,401,979
Rio Tinto Finance USA Ltd.
2.25% due 09/20/16	1,200,000	1,233,576
2.50% due 05/20/16	1,100,000	1,131,592

EI du Pont de Nemours & Co.
5.25% due 12/15/16	1,322,000	1,451,625
2.75% due 04/01/16	800,000	826,585

Guggenheim BulletShares 2016 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 99.0% (continued)
Basic Materials - 2.0%
(continued)
Rio Tinto Finance USA PLC
1.38% due 06/17/16	$1,700,000	$1,718,017
Barrick Gold Corp.
2.90% due 05/30/16	1,465,000	1,507,813
Dow Chemical Co.
2.50% due 02/15/16	1,450,000	1,488,125
El du Pont de Nemours & Co.
1.95% due 01/15/16	1,000,000	1,019,047
Total Basic Materials		12,778,359
Utilities - 1.1%
National Grid PLC
6.30% due 08/01/16	1,661,000	1,827,768
Sempra Energy
6.50% due 06/01/16	1,500,000	1,644,777
Duke Energy Corp.
2.15% due 11/15/16	1,500,000	1,539,871
Southern Co.
1.95% due 09/01/16	1,208,000	1,235,849
Entergy Corp.
4.70% due 01/15/17	900,000	968,180
Total Utilities		7,216,445
Total Corporate Bonds
(Cost $636,334,626)		642,502,276
	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.2%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	1,237,200	1,237,200
Total Securities Lending Fund
(Cost $1,237,200)		1,237,200
Total Investments - 99.2%
(Cost $637,571,826)		$ 643,739,476
Other Assets & Liabilities, net - 0.8%		5,112,860
Total Net Assets - 100.0%		$ 648,852,337

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Security is segregated as collateral for open written option contracts.
4	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 46.5%
Morgan Stanley
5.95% due 12/28/17	$5,000,000	$5,660,905
5.45% due 01/09/17	4,997,000	5,476,762
4.75% due 03/22/17	4,600,000	4,978,787
5.55% due 04/27/17	3,700,000	4,086,010
6.25% due 08/28/17	3,000,000	3,398,592
Citigroup, Inc.
6.13% due 11/21/17	8,988,000	10,204,228
4.45% due 01/10/17	5,200,000	5,578,602
5.50% due 02/15/17	2,848,000	3,114,305
6.00% due 08/15/17	2,519,000	2,834,187
General Electric Capital Corp.
2.30% due 04/27/17	3,850,000	3,960,629
2.90% due 01/09/17	3,300,000	3,438,511
5.40% due 02/15/17	3,076,000	3,387,989
1.60% due 11/20/17	2,500,000	2,517,690
2.45% due 03/15/17	1,500,000	1,548,396
Goldman Sachs Group, Inc.
6.25% due 09/01/17	6,946,000	7,864,309
5.63% due 01/15/17	5,458,000	5,964,999
Bank of America Corp.
5.75% due 12/01/17	7,945,000	8,919,644
3.88% due 03/22/17	2,800,000	2,974,891
5.42% due 03/15/17	1,000,000	1,092,436
Deutsche Bank AG
6.00% due 09/01/17	6,516,000	7,357,645
1.40% due 02/13/17	3,505,000	3,513,745
Wells Fargo & Co.
5.63% due 12/11/17	6,416,000	7,258,543
2.10% due 05/08/17	2,700,000	2,766,436
Ford Motor Credit Co., LLC
3.00% due 06/12/17	3,250,000	3,372,961
6.63% due 08/15/17	2,750,000	3,142,920
4.25% due 02/03/17	2,250,000	2,402,006
JPMorgan Chase & Co.
2.00% due 08/15/17	6,596,000	6,699,551
6.13% due 06/27/17	1,900,000	2,133,696
Bank of America North
America
5.30% due 03/15/17	3,800,000	4,146,932
1.25% due 02/14/17	3,000,000	3,007,404
6.10% due 06/15/17	750,000	840,018
Merrill Lynch & Co., Inc.
6.40% due 08/28/17	5,517,000	6,272,304
5.70% due 05/02/17	1,400,000	1,543,954
General Electric Capital
Corp.
5.63% due 09/15/17	6,892,000	7,747,814
JPMorgan Chase Bank NA
6.00% due 10/01/17	5,750,000	6,509,121
6.00% due 07/05/17	959,000	1,080,255
Bank of Nova Scotia
1.25% due 04/11/17	3,000,000	3,010,449
2.55% due 01/12/17	2,300,000	2,380,387
1.38% due 12/18/17	2,000,000	1,991,892
Bear Stearns Cos., LLC
6.40% due 10/02/17	6,369,000	7,274,410
JPMorgan Chase & Co.
1.35% due 02/15/17	6,500,000	6,529,614
Intesa Sanpaolo Spa
2.38% due 01/13/17	6,300,000	6,387,041
Bank of Montreal
2.50% due 01/11/17	3,720,000	3,843,898
1.40% due 09/11/17	1,700,000	1,704,826
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
3.38% due 01/19/17	5,100,000	5,380,607
Royal Bank of Canada
1.20% due 09/19/17	5,300,000	5,286,792
Bank of America Corporation
6.00% due 09/01/17	4,670,000	5,245,484
UBS AG
5.88% due 12/20/17	4,583,000	5,206,998
American Express Credit Corp.
2.38% due 03/24/17	4,800,000	4,949,026
Wachovia Corp.
5.75% due 06/15/17	4,359,000	4,887,738
BNP Paribas SA
2.38% due 09/14/17	3,750,000	3,835,133
US Bank North
America/Cincinnati OH
1.10% due 01/30/17	3,500,000	3,510,924
Murray Street Investment Trust
I
4.65% due 03/09/171	3,150,000	3,390,509
US Bancorp
1.65% due 05/15/17	3,300,000	3,344,600
American Express Co.
6.15% due 08/28/17	2,648,000	3,014,594
BB&T Corp.
2.15% due 03/22/17	1,500,000	1,534,397
1.60% due 08/15/17	1,450,000	1,458,767
Royal Bank of Canada
1.20% due 01/23/17	2,900,000	2,912,197
American International Group,
Inc.
5.45% due 05/18/17	2,500,000	2,772,508
Svenska Handelsbanken AB
2.88% due 04/04/17	2,600,000	2,711,535
PNC Bank NA
4.88% due 09/21/17	2,014,000	2,215,473
5.25% due 01/15/17	300,000	326,960
Berkshire Hathaway Finance
Corp.
1.60% due 05/15/17	2,500,000	2,534,534
Royal Bank of Scotland Group
plc
1.88% due 03/31/17	2,500,000	2,518,270

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 46.5%
(continued)
Sumitomo Mitsui Banking
1.30% due 01/10/172	$2,500,000	$2,506,705
National Bank of Canada
1.45% due 11/07/17	2,500,000	2,500,558
PNC Bank North America
1.13% due 01/27/17	2,300,000	2,305,315
American Express Centurion
Bank
6.00% due 09/13/17	2,000,000	2,269,080
Air Lease Corp.
5.63% due 04/01/17	2,000,000	2,160,000
Sumitomo Mitsui Banking
Corp.
1.80% due 07/18/17	2,050,000	2,073,423
Bear Stearns Companies, Inc.
5.55% due 01/22/17	1,850,000	2,026,853
BPCE S.A.
1.63% due 02/10/17	2,000,000	2,016,356
Wachovia Bank NA
6.00% due 11/15/17	1,770,000	2,014,494
Capital One Bank USA North
America
1.20% due 02/13/17	2,000,000	2,004,076
American Express Bank FSB
6.00% due 09/13/17	1,750,000	1,985,167
NYSE Euronext
2.00% due 10/05/17	1,900,000	1,931,200
SunTrust Bank/Atlanta GA
1.35% due 02/15/17	1,900,000	1,909,025
ERP Operating, LP
5.75% due 06/15/17	1,675,000	1,875,272
Berkshire Hathaway, Inc.
1.90% due 01/31/17	1,800,000	1,840,405
ACE INA Holdings, Inc.
5.70% due 02/15/17	1,600,000	1,775,832
Ford Motor Credit Co. LLC
1.50% due 01/17/17	1,750,000	1,755,733
Capital One Financial Corp.
6.75% due 09/15/17	1,427,000	1,646,127
Prudential Financial, Inc.
6.00% due 12/01/17	1,420,000	1,613,008
National Rural Utilities
Cooperative Finance Corp.
5.45% due 04/10/17	1,400,000	1,554,752
PNC Funding Corp.
5.63% due 02/01/17	1,400,000	1,533,890
Aflac, Inc.
2.65% due 02/15/17	1,450,000	1,500,060
BlackRock, Inc.
6.25% due 09/15/17	1,100,000	1,256,913
Simon Property Group, LP
2.15% due 09/15/17	1,100,000	1,128,994
HSBC Bank USA NA
6.00% due 08/09/17	1,000,000	1,128,762
American Tower Corp.
7.00% due 10/15/17	$800,000	$922,542
Bank of New York Mellon Corp.
1.97% due 06/20/171	900,000	920,363
Fifth Third Bancorp
5.45% due 01/15/17	800,000	874,206
Lloyds TSB Bank PLC
4.20% due 03/28/17	600,000	644,757
HCP, Inc.
6.00% due 01/30/17	570,000	633,614
Comerica Bank
5.20% due 08/22/17	500,000	551,142
Union Bank NA
2.13% due 06/16/17	500,000	509,599
MetLife, Inc.
1.76% due 12/15/17	500,000	504,511
ORIX Corp.
3.75% due 03/09/17	325,000	343,143
SunTrust Banks, Inc.
6.00% due 09/11/17	300,000	337,786
Hartford Financial Services
Group, Inc.
5.38% due 03/15/17	300,000	329,683
Eaton Vance Corp.
6.50% due 10/02/17	100,000	114,033
Total Financial		309,954,119
Consumer, Non-cyclical -
14.4%
AbbVie, Inc.
1.75% due 11/06/17	8,600,000	8,651,969
Amgen, Inc.
2.13% due 05/15/17	3,800,000	3,889,543
5.85% due 06/01/17	1,536,000	1,719,286
Diageo Capital PLC
5.75% due 10/23/17	3,207,000	3,635,231
1.50% due 05/11/17	1,697,000	1,715,642
Anheuser-Busch InBev
Worldwide, Inc.
1.38% due 07/15/17	4,700,000	4,731,843
AstraZeneca plc
5.90% due 09/15/17	3,982,000	4,511,235
GlaxoSmithKline Capital PLC
1.50% due 05/08/17	4,100,000	4,147,076
Coca-Cola Co.
5.35% due 11/15/17	3,070,000	3,462,846
Covidien International Finance
SA
6.00% due 10/15/17	2,738,000	3,107,499
Express Scripts Holding Co.
2.65% due 02/15/17	3,000,000	3,104,310
Philip Morris International, Inc.
1.13% due 08/21/17	1,750,000	1,747,011
1.63% due 03/20/17	900,000	912,418
Johnson & Johnson
5.55% due 08/15/17	2,346,000	2,654,586
Actavis, Inc.
1.88% due 10/01/17	2,625,000	2,639,183

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical -
14.4% (continued)
Merck & Co., Inc.
6.00% due 09/15/17	$2,300,000	$2,624,068
ELI Lilly & Co.
5.20% due 03/15/17	2,370,000	2,618,262
Anheuser-Busch InBev Finance,
Inc.
1.13% due 01/27/17	2,500,000	2,522,623
Mondelez International, Inc.
6.50% due 08/11/17	2,199,000	2,509,969
General Mills, Inc.
5.70% due 02/15/17	2,150,000	2,383,580
Kraft Foods Group, Inc.
2.25% due 06/05/17	2,251,000	2,303,538
Kimberly-Clark Corp.
6.13% due 08/01/17	1,964,000	2,240,121
PepsiCo, Inc.
1.25% due 08/13/172	2,100,000	2,107,039
Aetna, Inc.
1.50% due 11/15/17	2,000,000	2,008,275
Lorillard Tobacco Co.
2.30% due 08/21/17	1,750,000	1,780,027
Reynolds American, Inc.
6.75% due 06/15/17	1,470,000	1,672,719
ADT Corp.
2.25% due 07/15/17	1,675,000	1,657,203
Hospira, Inc.
6.05% due 03/30/17	1,300,000	1,431,210
Pfizer, Inc.
0.90% due 01/15/17	1,400,000	1,400,528
Bristol-Myers Squibb Co.
0.88% due 08/01/17	1,300,000	1,289,662
Bunge Ltd. Finance Corp.
3.20% due 06/15/17	1,200,000	1,248,079
Unilever Capital Corp.
0.85% due 08/02/17	1,250,000	1,242,715
Kroger Co.
6.40% due 08/15/17	1,070,000	1,220,302
WellPoint, Inc.
5.88% due 06/15/17	1,070,000	1,198,157
McKesson Corp.
5.70% due 03/01/17	1,070,000	1,190,186
Wyeth, LLC
5.45% due 04/01/17	1,000,000	1,110,842
UnitedHealth Group, Inc.
1.40% due 10/15/17	1,100,000	1,101,541
Lender Processing Services
Incorporated / Black Knight
Lending Solutions Inc
5.75% due 04/15/23	1,000,000	1,072,500
Western Union Co.
2.88% due 12/10/17	1,000,000	1,034,824
Baxter International, Inc.
1.85% due 01/15/17	1,000,000	1,020,659
Celgene Corp.
1.90% due 08/15/17	1,000,000	1,011,378
ConAgra Foods, Inc.
5.82% due 06/15/17	846,000	945,276
Laboratory Corp. of America
Holdings
2.20% due 08/23/17	830,000	843,082
Safeway, Inc.
6.35% due 08/15/17	170,000	184,028
Total Consumer, Non-cyclical		95,602,071
Energy - 9.4%
BP Capital Markets PLC
1.85% due 05/05/17	3,900,000	3,972,814
1.38% due 11/06/17	3,300,000	3,296,538
Total Capital International SA
1.55% due 06/28/17	3,700,000	3,745,648
1.50% due 02/17/17	2,300,000	2,325,903
Anadarko Petroleum Corp.
6.38% due 09/15/17	4,292,000	4,897,425
Chevron Corp.
1.10% due 12/05/17	4,600,000	4,572,263
Shell International Finance BV
5.20% due 03/22/17	1,800,000	1,990,645
1.13% due 08/21/17	1,950,000	1,948,935
Phillips 66
2.95% due 05/01/17	3,100,000	3,241,177
Canadian Natural Resources
Ltd.
5.70% due 05/15/17	2,508,000	2,794,358
Occidental Petroleum Corp.
1.75% due 02/15/17	2,700,000	2,743,322
Enterprise Products Operating
LLC
6.30% due 09/15/17	2,357,000	2,696,705
ConocoPhillips Co.
1.05% due 12/15/17	2,600,000	2,577,211
Valero Energy Corp.
6.13% due 06/15/17	1,732,000	1,954,688
Devon Energy Corp.
1.88% due 05/15/17	1,780,000	1,808,804
Encana Corp.
5.90% due 12/01/17	1,580,000	1,788,784
Transocean, Inc.
2.50% due 10/15/173	1,550,000	1,569,570
Kinder Morgan Energy Partners
LP
6.00% due 02/01/17	1,361,000	1,508,604
EOG Resources, Inc.
5.88% due 09/15/17	1,313,000	1,484,490
Marathon Oil Corp.
6.00% due 10/01/17	1,287,000	1,463,628
Plains Exploration &
Production Co.
6.75% due 02/01/22	1,170,000	1,330,875
Williams Partners, LP
7.25% due 02/01/17	1,135,000	1,286,645
Statoil ASA
3.13% due 08/17/17	1,170,000	1,234,662

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 9.4%
(continued)
Weatherford International, Inc.
6.35% due 06/15/17	$1,070,000	$1,207,260
Apache Corp.
5.63% due 01/15/17	965,000	1,065,464
Exxon Mobil Corp.
0.92% due 03/15/17	1,000,000	1,001,179
DCP Midstream Operating, LP
2.50% due 12/01/17	900,000	923,069
Murphy Oil Corp.
2.50% due 12/01/17	900,000	921,812
National Oilwell Varco, Inc.
1.35% due 12/01/17	800,000	800,026
Total Capital International S.A.
1.00% due 01/10/17	500,000	500,999
Total Energy		62,653,503
Communications - 8.6%
AT&T, Inc.
1.70% due 06/01/17	3,500,000	3,545,731
1.40% due 12/01/17	3,400,000	3,400,650
1.60% due 02/15/17	2,370,000	2,395,442
Time Warner Cable, Inc.
5.85% due 05/01/17	4,658,000	5,204,238
Comcast Corp.
6.50% due 01/15/17	2,200,000	2,483,950
6.30% due 11/15/17	2,069,000	2,388,108
Vodafone Group PLC
1.25% due 09/26/17	2,738,000	2,717,282
1.63% due 03/20/17	1,900,000	1,913,319
Walt Disney Co.
1.13% due 02/15/17	2,900,000	2,913,384
1.10% due 12/01/17	1,700,000	1,690,104
Vodafone Group plc
5.63% due 02/27/17	2,681,000	2,958,363
DIRECTV Holdings, LLC /
DIRECTV Financing Co., Inc.
2.40% due 03/15/17	2,850,000	2,932,553
Viacom, Inc.
3.50% due 04/01/17	2,100,000	2,219,692
6.13% due 10/05/17	600,000	682,325
Verizon Communications, Inc.
5.50% due 04/01/17	1,559,000	1,730,828
1.10% due 11/01/17	900,000	891,855
Amazon.com, Inc.
1.20% due 11/29/17	2,300,000	2,288,105
eBay, Inc.
1.35% due 07/15/17	2,000,000	2,007,638
Telefonica Emisiones SAU
6.22% due 07/03/17	1,700,000	1,912,791
Nippon Telegraph & Telephone
Corp.
1.40% due 07/18/17	1,700,000	1,707,704
Cisco Systems, Inc.
3.15% due 03/14/17	1,500,000	1,581,696
Symantec Corp.
2.75% due 06/15/17	1,350,000	1,384,773
British Telecommunications
plc
1.25% due 02/14/17	1,300,000	1,300,660
Time Warner Cos., Inc.
7.25% due 10/15/17	900,000	1,055,377
Thomson Reuters Corp.
1.30% due 02/23/17	1,000,000	1,001,605
Qwest Corp.
6.50% due 06/01/17	800,000	899,141
Comcast Cable
Communications, LLC
8.88% due 05/01/17	712,000	854,272
CC Holdings GS V, LLC / Crown
Castle GS III Corp.
2.38% due 12/15/17	800,000	817,750
America Movil SAB de CV
5.63% due 11/15/17	654,000	735,161
Total Communications		57,614,497
Industrial - 5.8%
General Electric Co.
5.25% due 12/06/17	8,909,000	9,992,485
John Deere Capital Corp.
1.20% due 10/10/17	1,500,000	1,496,695
2.00% due 01/13/17	1,000,000	1,024,128
1.40% due 03/15/17	950,000	960,574
2.80% due 09/18/17	800,000	836,524
United Technologies Corp.
1.80% due 06/01/17	3,200,000	3,259,113
Caterpillar Financial Services
Corp.
1.25% due 11/06/172	1,400,000	1,396,363
1.63% due 06/01/17	1,300,000	1,318,949
United Technologies
Corporation
5.38% due 12/15/17	2,121,000	2,397,379
Eaton Corp.
1.50% due 11/02/17	2,300,000	2,302,550
Thermo Fisher Scientific
1.30% due 02/01/17	1,900,000	1,902,972
General Dynamics Corp.
1.00% due 11/15/17	1,860,000	1,843,511
Burlington Northern Santa Fe
Corporation
5.65% due 05/01/17	1,630,000	1,820,386
Tyco Electronics Group SA
6.55% due 10/01/17	1,434,000	1,644,156
3M Co.
1.00% due 06/26/17	1,600,000	1,598,723
Caterpillar, Inc.
1.50% due 06/26/17	1,550,000	1,566,300
Agilent Technologies, Inc.
6.50% due 11/01/17	1,310,000	1,500,182
Norfolk Southern Corp.
7.70% due 05/15/17	1,000,000	1,168,528

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.8%
(continued)
ABB Finance USA, Inc.
1.63% due 05/08/17	$960,000	$969,634
Total Industrial		38,999,152
Technology - 5.3%
International Business
Machines Corp.
5.70% due 09/14/17	7,071,000	8,005,566
1.25% due 02/06/17	1,800,000	1,814,031
Intel Corp.
1.35% due 12/15/17	6,400,000	6,401,242
Oracle Corp.
1.20% due 10/15/17	5,550,000	5,532,462
Hewlett-Packard Co.
2.60% due 09/15/17	3,000,000	3,101,580
5.40% due 03/01/17	1,280,000	1,410,189
Xerox Corp.
2.95% due 03/15/17	1,200,000	1,249,320
6.75% due 02/01/17	800,000	900,918
NetApp, Inc.
2.00% due 12/15/17	1,300,000	1,314,767
Fiserv, Inc.
6.80% due 11/20/17	970,000	1,117,097
Microsoft Corp.
0.88% due 11/15/17	1,050,000	1,041,816
Altera Corp.
1.75% due 05/15/17	995,000	1,001,607
Fidelity National Information
Services, Inc.
5.00% due 03/15/22	900,000	954,046
Intuit, Inc.
5.75% due 03/15/17	820,000	910,245
Pitney Bowes, Inc.
5.75% due 09/15/17	770,000	852,513
Total Technology		35,607,399
Consumer, Cyclical - 5.2%
Toyota Motor Credit Corp.
1.25% due 10/05/17	4,300,000	4,294,311
1.75% due 05/22/17	2,060,000	2,094,686
2.05% due 01/12/17	1,660,000	1,702,672
Costco Wholesale Corp.
1.13% due 12/15/17	2,750,000	2,731,619
5.50% due 03/15/17	1,877,000	2,085,409
CVS Caremark Corp.
5.75% due 06/01/17	3,686,000	4,124,963
Wal-Mart Stores, Inc.
5.38% due 04/05/17	2,726,000	3,026,544
Walgreen Co.
1.80% due 09/15/17	2,350,000	2,368,452
Target Corp.
5.38% due 05/01/17	2,069,000	2,301,580
Kohl's Corp.
6.25% due 12/15/17	1,400,000	1,598,332
Starbucks Corp.
6.25% due 08/15/17	1,350,000	1,539,959
Dollar General Corp.
4.13% due 07/15/17	1,300,000	1,365,962
McDonald's Corp.
5.80% due 10/15/17	1,180,000	1,339,816
Darden Restaurants, Inc.
6.20% due 10/15/17	1,090,000	1,235,192
Carnival Corp.
1.88% due 12/15/173	1,100,000	1,105,974
Lowe's Cos., Inc.
1.63% due 04/15/17	1,000,000	1,011,748
PACCAR Financial Corp.
1.60% due 03/15/17	868,000	880,026
Total Consumer, Cyclical		34,807,245
Basic Materials - 2.1%
Rio Tinto Finance USA PLC
1.63% due 08/21/17	2,380,000	2,412,582
2.00% due 03/22/17	1,280,000	1,308,439
Eastman Chemical Co.
2.40% due 06/01/17	1,900,000	1,947,612
Alcoa, Inc.
5.55% due 02/01/17	1,496,000	1,626,876
Rohm & Haas Co.
6.00% due 09/15/17	1,375,000	1,554,029
Nucor Corp.
5.75% due 12/01/17	1,130,000	1,278,949
Sherwin-Williams Co.
1.35% due 12/15/17	1,275,000	1,273,617
Ecolab, Inc.
1.45% due 12/08/17	1,100,000	1,099,861
Potash Corp. of Saskatchewan,
Inc.
3.25% due 12/01/17	1,000,000	1,054,095
Freeport-McMoRan Copper &
Gold, Inc.
2.15% due 03/01/17	600,000	611,592
ArcelorMittal
5.00% due 02/25/17	40,000	41,950
Total Basic Materials		14,209,602
Utilities - 1.6%
Duke Energy Corp.
1.63% due 08/15/17	2,320,000	2,338,115
Pacific Gas & Electric Co.
5.63% due 11/30/17	1,670,000	1,882,843
Virginia Electric & Power Co.
5.95% due 09/15/17	1,370,000	1,560,730
Sempra Energy
2.30% due 04/01/17	1,450,000	1,486,871
American Electric Power Co.,
Inc.
1.65% due 12/15/17	1,300,000	1,306,053
Exelon Generation Co., LLC
6.20% due 10/01/17	1,152,000	1,303,550
American Water Capital Corp.
6.09% due 10/15/17	505,000	570,189
Total Utilities		10,448,351
Total Corporate Bonds
(Cost $652,107,388)		659,895,939

Guggenheim BulletShares 2017 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.1%
BNY Mellon Securities Lending
Overnight Fund, 0.1074% $	886,160	$ 886,160
Total Securities Lending Fund
(Cost $886,160)		$ 886,160
Total Investments - 99.0%
(Cost $652,993,548)		$ 660,782,099
Other Assets & Liabilities, net - 1.0%		6,595,334
Total Net Assets - 100.0%		$ 667,377,433

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Security is segregated as collateral for open written option contracts.
4	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9%
Financial - 44.0%
Bank of America Corp.
6.88% due 04/25/18	$6,725,000	$7,847,946
5.65% due 05/01/18	3,750,000	4,220,786
2.00% due 01/11/18	3,400,000	3,417,772
6.88% due 11/15/18	1,300,000	1,536,133
6.50% due 07/15/18	1,000,000	1,159,692
Goldman Sachs Group, Inc.
6.15% due 04/01/18	5,125,000	5,842,207
5.95% due 01/18/18	4,200,000	4,742,947
2.90% due 07/19/18	4,000,000	4,115,688
2.38% due 01/22/18	2,250,000	2,287,193
JPMorgan Chase & Co.
6.00% due 01/15/18	5,475,000	6,223,711
1.63% due 05/15/18	3,100,000	3,085,250
1.80% due 01/25/18	1,900,000	1,908,314
Morgan Stanley
6.63% due 04/01/18	4,300,000	4,983,064
2.13% due 04/25/18	3,500,000	3,524,070
Royal Bank of Canada
2.20% due 07/27/18	3,000,000	3,064,496
2.00% due 10/01/18	3,000,000	3,045,291
1.50% due 01/16/18	2,000,000	2,006,660
American International Group,
Inc.
8.25% due 08/15/18	3,800,000	4,689,180
5.85% due 01/16/18	2,800,000	3,177,782
Citigroup, Inc.
6.13% due 05/15/18	3,605,000	4,138,097
1.75% due 05/01/18	2,000,000	1,992,360
2.50% due 09/26/18	1,500,000	1,524,213
General Electric Capital Corp.
5.63% due 05/01/18	4,825,000	5,494,165
1.63% due 04/02/18	1,750,000	1,758,911
Ford Motor Credit Company
LLC
5.00% due 05/15/18	2,450,000	2,707,088
2.38% due 01/16/18	1,500,000	1,526,153
2.88% due 10/01/18	1,000,000	1,030,572
American Express Co.
7.00% due 03/19/18	2,675,000	3,152,367
1.55% due 05/22/18	2,000,000	1,983,636
Bear Stearns Companies LLC
7.25% due 02/01/18	2,890,000	3,406,845
4.65% due 07/02/18	1,400,000	1,534,490
Toronto-Dominion Bank
2.63% due 09/10/18	2,750,000	2,832,071
1.40% due 04/30/18	1,367,000	1,354,294
Bank of Nova Scotia
1.45% due 04/25/18	2,000,000	1,982,164
2.05% due 10/30/18	1,942,000	1,952,928
HSBC USA, Inc.
1.63% due 01/16/18	2,000,000	2,008,281
2.63% due 09/24/18	1,500,000	1,545,360
Wachovia Corp.
5.75% due 02/01/18	3,075,000	3,497,898
Berkshire Hathaway Finance
Corp.
5.40% due 05/15/18	1,975,000	2,235,866
1.30% due 05/15/18	1,000,000	989,576
BNP Paribas S.A.
2.70% due 08/20/18	1,960,000	2,012,124
2.40% due 12/12/18	1,000,000	1,012,664
UBS AG
5.75% due 04/25/18	2,244,000	2,555,178
Bank of New York Mellon Corp.
2.10% due 08/01/18	1,500,000	1,527,837
1.30% due 01/25/18	962,000	955,732
National Rural Utilities
Cooperative Finance Corp.
10.38% due 11/01/18	1,624,000	2,168,001
5.45% due 02/01/18	250,000	282,882
Wells Fargo & Co.
1.50% due 01/16/18	2,400,000	2,397,770
Intesa Sanpaolo SpA
3.88% due 01/16/18	2,000,000	2,096,260
US Bancorp
1.95% due 11/15/18	2,000,000	2,014,354
Associates Corporation of
North America
6.95% due 11/01/18	1,411,000	1,669,827
HBOS plc
6.75% due 05/21/18	1,450,000	1,664,240
Credit Suisse New York
6.00% due 02/15/18	1,450,000	1,638,725
Bank of Montreal
1.45% due 04/09/18	1,500,000	1,488,090
Boston Properties, LP
3.70% due 11/15/18	1,300,000	1,386,117
Discover Bank
2.00% due 02/21/18	1,300,000	1,305,933
KeyBank NA
1.65% due 02/01/18	1,300,000	1,303,077
BB&T Corp.
2.05% due 06/19/18	1,015,000	1,026,643
1.45% due 01/12/18	200,000	199,099
Sumitomo Mitsui Banking
Corp.
2.50% due 07/19/18	950,000	973,041
1.50% due 01/18/18	250,000	248,181
Ventas Realty Limited
Partnership / Ventas Capital
Corp.
2.00% due 02/15/18	1,200,000	1,209,462
Berkshire Hathaway, Inc.
1.55% due 02/09/18	1,100,000	1,103,729
Svenska Handelsbanken AB
1.63% due 03/21/18	1,100,000	1,101,239
MetLife, Inc.
6.82% due 08/15/18	900,000	1,069,464

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Financial - 44.0%
(continued)
Abbey National Treasury
Services plc
3.05% due 08/23/18	$1,000,000	$1,045,788
Simon Property Group, LP
6.13% due 05/30/18	900,000	1,041,938
MUFG Union Bank North
America
2.63% due 09/26/18	1,000,000	1,027,720
Lloyds Bank plc
2.30% due 11/27/18	1,000,000	1,012,983
SunTrust Banks, Inc.
2.35% due 11/01/18	1,000,000	1,011,821
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
1.70% due 03/19/18	1,000,000	1,006,242
State Street Corp.
1.35% due 05/15/18	1,000,000	990,582
Voya Financial, Inc.
2.90% due 02/15/18	950,000	983,860
American Tower Corp.
4.50% due 01/15/18	900,000	971,965
Regions Bank
7.50% due 05/15/18	656,000	774,077
American Express Credit Corp.
2.13% due 07/27/18	750,000	760,886
Regions Financial Corp.
2.00% due 05/15/18	750,000	747,383
Jefferies Group LLC
5.13% due 04/13/18	670,000	732,894
Canadian Imperial Bank of
Commerce
1.55% due 01/23/18	700,000	698,888
Travelers Companies, Inc.
5.80% due 05/15/18	560,000	637,856
Santander Bank North America
8.75% due 05/30/18	500,000	604,910
Ares Capital Corp.
4.88% due 11/30/18	500,000	530,011
Santander Holdings USA, Inc.
3.45% due 08/27/18	500,000	525,290
Societe Generale S.A.
2.63% due 10/01/18	500,000	512,194
Genworth Holdings, Inc.
6.52% due 05/22/18	450,000	512,038
Intercontinental Exchange, Inc.
2.50% due 10/15/18	500,000	511,449
Branch Banking & Trust Co.
2.30% due 10/15/18	500,000	509,907
KeyCorp
2.30% due 12/13/18	500,000	505,029
Capital One Bank USA North
America
2.15% due 11/21/18	500,000	501,608
Manufacturers & Traders Trust
Co.
1.45% due 03/07/18	500,000	496,466
Capital One NA
1.50% due 03/22/18	500,000	495,073
HCP, Inc.
6.70% due 01/30/18	380,000	440,572
Chubb Corp.
5.75% due 05/15/18	360,000	410,490
Fifth Third Bancorp
4.50% due 06/01/18	360,000	392,033
Fifth Third Bank
1.45% due 02/28/18	250,000	248,621
Royal Bank of Scotland N.V.
4.65% due 06/04/18	200,000	211,610
Hartford Financial Services
Group, Inc.
6.30% due 03/15/18	100,000	114,741
Total Financial		174,902,111
Consumer, Non-cyclical -
14.0%
PepsiCo, Inc.
7.90% due 11/01/18	1,975,000	2,437,806
5.00% due 06/01/18	1,900,000	2,132,323
Coca-Cola Co.
1.15% due 04/01/18	1,900,000	1,884,260
1.65% due 11/01/18	1,500,000	1,506,114
1.65% due 03/14/18	760,000	766,301
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/18	3,200,000	3,666,079
Philip Morris International, Inc.
5.65% due 05/16/18	2,855,000	3,255,106
Altria Group, Inc.
9.70% due 11/10/18	2,173,000	2,822,177
Johnson & Johnson
5.15% due 07/15/18	1,350,000	1,536,017
1.65% due 12/05/18	1,000,000	1,009,112
Medco Health Solutions, Inc.
7.13% due 03/15/18	1,960,000	2,308,306
Merck & Company, Inc.
1.30% due 05/18/18	1,600,000	1,591,750
1.10% due 01/31/18	700,000	693,355
UnitedHealth Group, Inc.
6.00% due 02/15/18	1,800,000	2,060,780
Mondelez International, Inc.
6.13% due 02/01/18	1,025,000	1,171,693
6.13% due 08/23/18	680,000	786,430
Sanofi
1.25% due 04/10/18	1,750,000	1,733,000
Baxter International, Inc.
5.38% due 06/01/18	1,050,000	1,186,095
1.85% due 06/15/18	500,000	501,849
Kraft Foods Group, Inc.
6.13% due 08/23/18	1,450,000	1,675,446
Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	1,500,000	1,523,220
Aetna, Inc.
6.50% due 09/15/18	1,200,000	1,408,189
AbbVie, Inc.
2.00% due 11/06/18	1,400,000	1,398,410

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Consumer, Non-cyclical -
14.0% (continued)
WellPoint, Inc.
2.30% due 07/15/18	$900,000	$913,064
1.88% due 01/15/18	450,000	452,372
ConAgra Foods, Inc.
1.90% due 01/25/18	1,150,000	1,150,810
Dr Pepper Snapple Group, Inc.
6.82% due 05/01/18	900,000	1,053,717
Amgen, Inc.
6.15% due 06/01/18	900,000	1,036,846
Procter & Gamble Co.
1.60% due 11/15/18	1,000,000	1,001,278
Pfizer, Inc.
1.50% due 06/15/18	1,000,000	999,875
Anheuser-Busch InBev Finance,
Inc.
1.25% due 01/17/18	950,000	944,423
Zoetis, Inc.
1.88% due 02/01/18	900,000	901,075
Medtronic, Inc.
1.38% due 04/01/18	900,000	894,594
Anheuser-Busch Companies
LLC
5.50% due 01/15/18	600,000	676,783
Sysco Corp.
5.25% due 02/12/18	600,000	669,821
McKesson Corp.
1.40% due 03/15/18	650,000	642,171
Humana, Inc.
7.20% due 06/15/18	500,000	593,829
Edwards Lifesciences Corp.
2.88% due 10/15/18	550,000	561,942
Boston Scientific Corp.
2.65% due 10/01/18	500,000	510,029
Mylan, Inc.
2.60% due 06/24/18	500,000	509,859
Stryker Corp.
1.30% due 04/01/18	500,000	494,751
Diageo Capital plc
1.13% due 04/29/18	500,000	491,643
Kimberly-Clark Corp.
7.50% due 11/01/18	400,000	490,251
Archer-Daniels-Midland Co.
5.45% due 03/15/18	420,000	475,012
Pharmacia Corp.
6.50% due 12/01/18	350,000	414,983
Total System Services, Inc.
2.38% due 06/01/18	400,000	399,520
Biogen Idec, Inc.
6.88% due 03/01/18	300,000	350,765
CR Bard, Inc.
1.38% due 01/15/18	100,000	99,336
Total Consumer, Non-
cyclical		55,782,567
Communications - 9.2%
Verizon Communications, Inc.
3.65% due 09/14/18	4,300,000	4,589,019
8.75% due 11/01/18	1,870,000	2,360,202
5.50% due 02/15/18	1,300,000	1,470,855
6.10% due 04/15/18	988,000	1,137,167
AT&T, Inc.
5.50% due 02/01/18	2,025,000	2,286,045
5.60% due 05/15/18	1,900,000	2,161,590
2.38% due 11/27/18	2,100,000	2,141,347
Time Warner Cable, Inc.
6.75% due 07/01/18	2,825,000	3,322,564
Comcast Corp.
5.70% due 05/15/18	1,500,000	1,716,506
5.88% due 02/15/18	800,000	916,911
Vodafone Group plc
1.50% due 02/19/18	1,750,000	1,735,867
4.63% due 07/15/18	200,000	220,614
Rogers Communications, Inc.
6.80% due 08/15/18	1,550,000	1,832,416
Telefonica Emisiones SAU
3.19% due 04/27/18	1,500,000	1,566,971
Deutsche Telekom
International Finance BV
6.75% due 08/20/18	1,150,000	1,354,942
Telecom Italia Capital S.A.
7.00% due 06/04/18	1,175,000	1,336,563
British Telecommunications
plc
5.95% due 01/15/18	981,000	1,116,791
Historic TW, Inc.
6.88% due 06/15/18	850,000	1,003,587
Cellco Partnership / Verizon
Wireless Capital LLC
8.50% due 11/15/18	682,000	856,503
Thomson Reuters Corp.
6.50% due 07/15/18	700,000	815,177
Expedia, Inc.
7.46% due 08/15/18	600,000	707,921
DIRECTV Holdings LLC /
DIRECTV Financing Company,
Inc.
1.75% due 01/15/18	700,000	701,612
GTE Corp.
6.84% due 04/15/18	500,000	585,883
Viacom, Inc.
2.50% due 09/01/18	500,000	509,290
Total Communications		36,446,343
Energy - 7.6%
Petroleos Mexicanos
5.75% due 03/01/18	3,000,000	3,373,499

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Energy - 7.6% (continued)
Shell International Finance BV
2.00% due 11/15/18	$2,000,000	$2,031,658
1.90% due 08/10/18	1,000,000	1,013,267
BP Capital Markets plc
1.38% due 05/10/18	1,800,000	1,782,801
2.24% due 09/26/18	1,000,000	1,015,311
Chevron Corp.
1.72% due 06/24/18	2,500,000	2,519,358
TransCanada PipeLines Ltd.
6.50% due 08/15/18	1,560,000	1,838,909
Suncor Energy, Inc.
6.10% due 06/01/18	1,475,000	1,702,401
Marathon Oil Corp.
5.90% due 03/15/18	1,170,000	1,333,448
Transocean, Inc.
6.00% due 03/15/18	1,010,000	1,124,820
Kinder Morgan Energy
Partners, LP
5.95% due 02/15/18	970,000	1,093,954
Total Capital Canada Ltd.
1.45% due 01/15/18	1,050,000	1,049,703
Baker Hughes, Inc.
7.50% due 11/15/18	850,000	1,041,190
Total Capital S.A.
2.13% due 08/10/18	1,000,000	1,016,549
Southwestern Energy Co.
7.50% due 02/01/18	779,000	918,769
Devon Energy Corp.
2.25% due 12/15/18	900,000	909,073
Plains All American Pipeline
Limited Partnership / PAA
Finance Corp.
6.50% due 05/01/18	770,000	895,523
ConocoPhillips
5.20% due 05/15/18	786,000	881,806
Petro-Canada
6.05% due 05/15/18	623,000	716,114
Spectra Energy Capital LLC
6.20% due 04/15/18	600,000	686,331
Energy Transfer Partners, LP
6.70% due 07/01/18	503,000	587,127
EQT Corp.
6.50% due 04/01/18	500,000	575,237
Nabors Industries, Inc.
6.15% due 02/15/18	500,000	569,081
Spectra Energy Partners, LP
2.95% due 09/25/18	500,000	518,682
Occidental Petroleum Corp.
1.50% due 02/15/18	400,000	399,347
Weatherford International Ltd.
6.00% due 03/15/18	350,000	397,130
Plains Exploration &
Production Co.
6.88% due 02/15/23	196,000	228,095
Total Energy		30,219,183
Technology - 6.0%
Apple, Inc.
1.00% due 05/03/18	5,000,000	4,904,461
International Business
Machines Corp.
7.63% due 10/15/18	2,150,000	2,640,722
1.25% due 02/08/18	800,000	797,534
Oracle Corp.
5.75% due 04/15/18	2,960,000	3,389,810
EMC Corp.
1.88% due 06/01/18	3,300,000	3,311,474
Microsoft Corp.
1.63% due 12/06/18	1,600,000	1,602,398
Xerox Corp.
6.35% due 05/15/18	1,110,000	1,278,932
Computer Sciences Corp.
6.50% due 03/15/18	1,105,000	1,265,010
Hewlett-Packard Co.
5.50% due 03/01/18	950,000	1,072,467
Altera Corp.
2.50% due 11/15/18	1,000,000	1,012,822
KLA-Tencor Corp.
6.90% due 05/01/18	760,000	889,300
Broadcom Corp.
2.70% due 11/01/18	750,000	773,317
Texas Instruments, Inc.
1.00% due 05/01/18	700,000	686,890
Maxim Integrated Products,
Inc.
2.50% due 11/15/18	400,000	405,290
Total Technology		24,030,427
Industrial - 5.3%
John Deere Capital Corp.
1.95% due 12/13/18	1,150,000	1,155,248
5.75% due 09/10/18	800,000	922,313
5.35% due 04/03/18	600,000	677,356
Caterpillar Financial Services
Corp.
7.05% due 10/01/18	900,000	1,085,297
5.45% due 04/15/18	700,000	794,564
Koninklijke Philips N.V.
5.75% due 03/11/18	1,620,000	1,842,722
Honeywell International, Inc.
5.30% due 03/01/18	1,260,000	1,425,141
Precision Castparts Corp.
1.25% due 01/15/18	1,400,000	1,389,854
Caterpillar, Inc.
7.90% due 12/15/18	1,100,000	1,365,019
CRH America, Inc.
8.13% due 07/15/18	1,100,000	1,340,192
Republic Services, Inc.
3.80% due 05/15/18	1,150,000	1,229,833
United Parcel Service, Inc.
5.50% due 01/15/18	1,050,000	1,188,060
Ingersoll-Rand Global Holding
Company Ltd.
6.88% due 08/15/18	975,000	1,156,228
Northrop Grumman Corp.
1.75% due 06/01/18	950,000	948,510

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Industrial - 5.3%
(continued)
CSX Corp.
6.25% due 03/15/18	$820,000	$947,985
Norfolk Southern Corp.
5.75% due 04/01/18	825,000	938,099
Roper Industries, Inc.
2.05% due 10/01/18	750,000	749,755
Burlington Northern Santa Fe
LLC
5.75% due 03/15/18	635,000	723,504
Thermo Fisher Scientific, Inc.
1.85% due 01/15/18	550,000	553,356
Waste Management, Inc.
6.10% due 03/15/18	450,000	516,762
Total Industrial		20,949,798
Basic Materials - 4.5%
Rio Tinto Finance USA Ltd.
6.50% due 07/15/18	2,250,000	2,644,495
International Paper Co.
7.95% due 06/15/18	1,760,000	2,140,336
Rio Tinto Finance USA plc
2.25% due 12/14/18	1,900,000	1,935,954
EI du Pont de Nemours & Co.
6.00% due 07/15/18	1,510,000	1,754,358
CF Industries, Inc.
6.88% due 05/01/18	1,180,000	1,381,085
Alcoa, Inc.
6.75% due 07/15/18	1,140,000	1,306,980
Barrick North America Finance
LLC
6.80% due 09/15/18	950,000	1,115,726
Goldcorp, Inc.
2.13% due 03/15/18	1,050,000	1,057,973
Teck Resources Ltd.
2.50% due 02/01/18	1,000,000	1,014,790
PPG Industries, Inc.
6.65% due 03/15/18	650,000	755,711
Dow Chemical Co.
5.70% due 05/15/18	650,000	738,507
Cliffs Natural Resources, Inc.
4.20% due 01/15/181	700,000	705,473
Nucor Corp.
5.85% due 06/01/18	540,000	616,665
Freeport-McMoRan, Inc.
2.38% due 03/15/18	600,000	608,693
Total Basic Materials		17,776,746
Consumer, Cyclical - 4.3%
Wal-Mart Stores, Inc.
1.13% due 04/11/18	1,850,000	1,828,432
5.80% due 02/15/18	1,470,000	1,682,735
1.95% due 12/15/18	1,000,000	1,010,756
Toyota Motor Credit Corp.
2.00% due 10/24/18	2,000,000	2,019,202
1.38% due 01/10/18	650,000	649,419
Target Corp.
6.00% due 01/15/18	1,550,000	1,776,940
Home Depot, Inc.
2.25% due 09/10/18	1,500,000	1,535,979
CVS Health Corp.
2.25% due 12/05/18	1,450,000	1,466,268
McDonald's Corp.
5.35% due 03/01/18	1,270,000	1,434,418
American Honda Finance Corp.
2.13% due 10/10/18	1,150,000	1,167,977
Best Buy Company, Inc.
5.00% due 08/01/18	800,000	828,000
Staples, Inc.
2.75% due 01/12/18	600,000	607,174
Yum! Brands, Inc.
6.25% due 03/15/18	450,000	514,492
Nordstrom, Inc.
6.25% due 01/15/18	430,000	493,721
Total Consumer, Cyclical		17,015,513
Utilities - 4.0%
Consolidated Edison Company
of New York, Inc.
7.13% due 12/01/18	1,150,000	1,387,046
5.85% due 04/01/18	420,000	480,789
Oncor Electric Delivery
Company LLC
6.80% due 09/01/18	1,000,000	1,181,657
Berkshire Hathaway Energy Co.
5.75% due 04/01/18	1,000,000	1,138,830
Duke Energy Corp.
2.10% due 06/15/18	1,100,000	1,110,457
NiSource Finance Corp.
6.40% due 03/15/18	883,000	1,018,116
Pacific Gas & Electric Co.
8.25% due 10/15/18	815,000	1,011,994
Dominion Resources, Inc.
6.40% due 06/15/18	850,000	987,577
Nevada Power Co.
6.50% due 08/01/18	810,000	953,099
Southern Co.
2.45% due 09/01/18	800,000	818,753
Virginia Electric and Power Co.
5.40% due 04/30/18	720,000	814,884
FirstEnergy Corp.
2.75% due 03/15/18	750,000	759,131
Duke Energy Carolinas LLC
7.00% due 11/15/18	567,000	683,674
Northern States Power Co.
5.25% due 03/01/18	550,000	616,152
Commonwealth Edison Co.
5.80% due 03/15/18	520,000	592,212
TransAlta Corp.
6.65% due 05/15/18	450,000	509,608
Duke Energy Florida, Inc.
5.65% due 06/15/18	400,000	458,900
PECO Energy Co.
5.35% due 03/01/18	400,000	449,320

Guggenheim BulletShares 2018 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.9% (continued)
Utilities - 4.0%
(continued)
PacifiCorp
5.65% due 07/15/18	$350,000	$401,085
Veolia Environnement S.A.
6.00% due 06/01/18	250,000	283,469
Sempra Energy
6.15% due 06/15/18	100,000	115,674
Total Utilities		15,772,427
Total Corporate Bonds
(Cost $390,194,792)		392,895,115

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.1%
BNY Mellon Securities Lending
Overnight Fund, 0.1074% $	576,800	$ 576,800
Total Securities Lending Fund
(Cost $576,800)		576,800
Total Investments - 99.0%
(Cost $390,771,592)		$ 393,471,915
Other Assets & Liabilities, net - 1.0%		4,043,573
Total Net Assets - 100.0%		$ 397,515,488

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4 .
2	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 34.5%
Bank of America Corp.
7.63% due 06/01/19	$2,300,000	$2,818,282
2.60% due 01/15/19	2,500,000	2,526,963
2.65% due 04/01/19	2,000,000	2,022,542
5.49% due 03/15/19	600,000	674,930
Morgan Stanley
5.63% due 09/23/19	2,600,000	2,974,318
7.30% due 05/13/19	2,350,000	2,846,550
2.50% due 01/24/19	1,850,000	1,870,888
Goldman Sachs Group, Inc.
7.50% due 02/15/19	2,000,000	2,419,484
2.63% due 01/31/19	2,000,000	2,025,532
Citigroup, Inc.
8.50% due 05/22/19	2,227,000	2,823,767
2.55% due 04/08/19	1,500,000	1,516,359
JPMorgan Chase & Co.
6.30% due 04/23/19	2,450,000	2,877,564
2.35% due 01/28/19	1,000,000	1,010,730
Barclays Bank plc
6.75% due 05/22/19	1,400,000	1,681,532
2.50% due 02/20/19	1,500,000	1,525,851
General Electric Capital Corp.
6.00% due 08/07/19	1,650,000	1,945,056
2.30% due 01/14/19	1,150,000	1,172,631
Wells Fargo & Co.
2.13% due 04/22/19	1,500,000	1,501,533
2.15% due 01/15/19	1,000,000	1,008,601
Simon Property Group, LP
10.35% due 04/01/19	750,000	1,007,950
5.65% due 02/01/20	520,000	606,810
2.20% due 02/01/19	500,000	506,409
Deutsche Bank AG
2.50% due 02/13/19	1,550,000	1,575,608
BB&T Corp.
6.85% due 04/30/19	500,000	603,676
2.25% due 02/01/19	500,000	505,921
5.25% due 11/01/19	100,000	113,496
Royal Bank of Scotland Group
plc
6.40% due 10/21/19	900,000	1,059,537
Svenska Handelsbanken AB
2.50% due 01/25/19	1,000,000	1,027,788
Aflac, Inc.
8.50% due 05/15/19	800,000	1,023,781
Bank of New York Mellon Corp.
5.45% due 05/15/19	450,000	516,684
2.10% due 01/15/19	500,000	503,614
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
2.25% due 01/14/19	1,000,000	1,017,171
Sumitomo Mitsui Banking
Corp.
2.45% due 01/10/19	1,000,000	1,015,999
Nomura Holdings, Inc.
2.75% due 03/19/19	1,000,000	1,014,824
Royal Bank of Canada
2.15% due 03/15/19	1,000,000	1,011,312
Manufacturers & Traders Trust
Co.
2.30% due 01/30/19	1,000,000	1,010,415
PNC Bank North America
2.20% due 01/28/19	1,000,000	1,008,505
American Express Credit Corp.
2.13% due 03/18/19	1,000,000	1,003,523
Ford Motor Credit Company
LLC
2.38% due 03/12/19	1,000,000	1,001,993
MetLife, Inc.
7.72% due 02/15/19	800,000	990,856
PNC Funding Corp.
6.70% due 06/10/19	700,000	840,904
American Express Co.
8.13% due 05/20/19	650,000	820,150
Credit Suisse NY
5.30% due 08/13/19	600,000	684,877
Health Care REIT, Inc.
4.13% due 04/01/19	600,000	647,457
Ventas Realty Limited
Partnership / Ventas Capital
Corp.
4.00% due 04/30/19	600,000	643,852
Travelers Companies, Inc.
5.90% due 06/02/19	450,000	525,971
American Tower Corp.
3.40% due 02/15/19	500,000	519,504
BlackRock, Inc.
5.00% due 12/10/19	450,000	515,014
Bank of Montreal
2.38% due 01/25/19	500,000	509,570
Fifth Third Bancorp
2.30% due 03/01/19	500,000	502,445
Jefferies Group LLC
8.50% due 07/15/19	350,000	438,638
Air Lease Corp.
3.38% due 01/15/19	420,000	428,400
Capital One Bank USA North
America
8.80% due 07/15/19	315,000	405,285
Huntington National Bank
2.20% due 04/01/19	400,000	400,710
Prudential Financial, Inc.
7.38% due 06/15/19	300,000	369,329
Realty Income Corp.
6.75% due 08/15/19	274,000	326,582
National City Corp.
6.88% due 05/15/19	250,000	300,412
Boston Properties, LP
5.88% due 10/15/19	250,000	290,806
Lincoln National Corp.
8.75% due 07/01/19	200,000	257,756
Allstate Corp.
7.45% due 05/16/19	200,000	247,355

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Financial - 34.5%
(continued)
ACE INA Holdings, Inc.
5.90% due 06/15/19	$200,000	$233,217
Hartford Financial Services
Group, Inc.
6.00% due 01/15/19	200,000	230,298
Weyerhaeuser Co.
7.38% due 10/01/19	100,000	122,305
TD Ameritrade Holding Corp.
5.60% due 12/01/19	100,000	116,428
Total Financial		65,746,250
Consumer, Non-cyclical -
16.0%
Anheuser-Busch InBev
Worldwide, Inc.
7.75% due 01/15/19	1,650,000	2,038,040
6.88% due 11/15/19	695,000	853,206
Pfizer, Inc.
6.20% due 03/15/19	2,050,000	2,419,850
Novartis Securities Investment
Ltd.
5.13% due 02/10/19	1,950,000	2,214,110
Altria Group, Inc.
9.25% due 08/06/19	1,057,000	1,391,899
Procter & Gamble Co.
4.70% due 02/15/19	1,230,000	1,388,060
Unilever Capital Corp.
2.20% due 03/06/19	1,000,000	1,018,618
4.80% due 02/15/19	200,000	225,213
Lorillard Tobacco Co.
8.13% due 06/23/19	900,000	1,119,950
Merck Sharp & Dohme Corp.
5.00% due 06/30/19	950,000	1,079,044
UnitedHealth Group, Inc.
1.63% due 03/15/19	950,000	937,558
General Mills, Inc.
5.65% due 02/15/19	800,000	925,191
Anheuser-Busch InBev Finance,
Inc.
2.15% due 02/01/19	900,000	911,058
CareFusion Corp.
6.38% due 08/01/19	700,000	814,932
AstraZeneca plc
1.95% due 09/18/19	800,000	797,431
Abbott Laboratories
5.13% due 04/01/19	650,000	735,386
Express Scripts Holding Co.
7.25% due 06/15/19	600,000	731,777
Kellogg Co.
4.15% due 11/15/19	575,000	628,635
Mead Johnson Nutrition Co.
4.90% due 11/01/19	550,000	612,416
McKesson Corp.
2.28% due 03/15/19	600,000	600,917
Bottling Group LLC
5.13% due 01/15/19	500,000	565,011
Amgen, Inc.
5.70% due 02/01/19	485,000	557,184
Zimmer Holdings, Inc.
4.63% due 11/30/19	$500,000	$552,510
Mondelez International, Inc.
2.25% due 02/01/19	533,000	534,351
PepsiCo, Inc.
2.25% due 01/07/19	500,000	509,527
Princeton University
4.95% due 03/01/19	450,000	509,053
Becton Dickinson and Co.
5.00% due 05/15/19	450,000	508,451
Coca-Cola Co.
4.88% due 03/15/19	450,000	507,887
Mylan, Inc.
2.55% due 03/28/19	500,000	503,044
ADT Corp.
4.13% due 04/15/191	500,000	502,500
Gilead Sciences, Inc.
2.05% due 04/01/19	500,000	502,213
Eli Lilly & Co.
1.95% due 03/15/19	500,000	501,875
MasterCard, Inc.
2.00% due 04/01/19	500,000	500,907
Philip Morris International, Inc.
1.88% due 01/15/19	500,000	499,303
Bristol-Myers Squibb Co.
1.75% due 03/01/19	500,000	497,464
Safeway, Inc.
5.00% due 08/15/19	350,000	361,306
Kroger Co.
2.30% due 01/15/19	300,000	302,342
ConAgra Foods, Inc.
7.00% due 04/15/19	200,000	239,482
WellPoint, Inc.
7.00% due 02/15/19	100,000	119,067
Baxter International, Inc.
4.50% due 08/15/19	100,000	110,644
Total Consumer, Non-
cyclical		30,327,412
Energy - 12.7%
Exxon Mobil Corp.
1.82% due 03/15/19	1,900,000	1,913,048
BP Capital Markets plc
4.75% due 03/10/19	850,000	948,393
2.24% due 05/10/19	900,000	905,932
Shell International Finance BV
4.30% due 09/22/19	1,500,000	1,665,053
ConocoPhillips
5.75% due 02/01/19	1,380,000	1,598,672
Hess Corp.
8.13% due 02/15/19	1,069,000	1,333,954
Kinder Morgan Energy
Partners, LP
2.65% due 02/01/19	650,000	656,800
9.00% due 02/01/19	500,000	632,492
Chevron Corp.
4.95% due 03/03/19	1,050,000	1,189,926
Cenovus Energy, Inc.
5.70% due 10/15/19	900,000	1,042,657

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Energy - 12.7%
(continued)
Valero Energy Corp.
9.38% due 03/15/19	$800,000	$1,038,453
Weatherford International Ltd.
9.63% due 03/01/19	745,000	968,158
Husky Energy, Inc.
7.25% due 12/15/19	690,000	849,302
Encana Corp.
6.50% due 05/15/19	700,000	825,095
Anadarko Petroleum Corp.
8.70% due 03/15/19	600,000	765,852
Talisman Energy, Inc.
7.75% due 06/01/19	600,000	740,044
Halliburton Co.
6.15% due 09/15/19	623,000	739,636
Noble Energy, Inc.
8.25% due 03/01/19	575,000	719,698
Devon Energy Corp.
6.30% due 01/15/19	550,000	644,117
TransCanada PipeLines Ltd.
7.13% due 01/15/19	460,000	557,853
EOG Resources, Inc.
5.63% due 06/01/19	450,000	521,038
Total Capital International S.A.
2.13% due 01/10/19	500,000	505,673
Petrobras Global Finance BV
3.00% due 01/15/19	500,000	493,935
Pride International, Inc.
8.50% due 06/15/19	350,000	441,827
EQT Corp.
8.13% due 06/01/19	300,000	372,592
Statoil ASA
5.25% due 04/15/19	300,000	342,749
Magellan Midstream Partners,
LP
6.55% due 07/15/19	275,000	325,628
Enbridge Energy Partners, LP
9.88% due 03/01/19	232,000	304,288
Enterprise Products Operating
LLC
6.50% due 01/31/19	250,000	296,186
Rowan Companies, Inc.
7.88% due 08/01/19	200,000	246,205
Diamond Offshore Drilling, Inc.
5.88% due 05/01/19	200,000	231,903
ONEOK Partners, LP
8.63% due 03/01/19	175,000	220,190
Spectra Energy Capital LLC
8.00% due 10/01/19	100,000	125,688
Total Energy		24,163,037
Communications -
11.7%
Time Warner Cable, Inc.
8.25% due 04/01/19	1,530,000	1,926,685
8.75% due 02/14/19	1,000,000	1,275,465
Verizon Communications, Inc.
6.35% due 04/01/19	1,650,000	1,941,859
2.55% due 06/17/19	1,000,000	1,017,250
Cisco Systems, Inc.
4.95% due 02/15/19	1,650,000	1,858,497
2.13% due 03/01/19	1,000,000	1,007,566
AT&T, Inc.
5.80% due 02/15/19	1,550,000	1,800,979
2.30% due 03/11/19	800,000	808,996
Orange S.A.
5.38% due 07/08/19	1,000,000	1,137,801
2.75% due 02/06/19	300,000	307,958
Telefonica Emisiones SAU
5.88% due 07/15/19	1,000,000	1,154,057
Vodafone Group plc
5.45% due 06/10/19	1,000,000	1,139,793
Telecom Italia Capital S.A.
7.18% due 06/18/19	850,000	972,188
21st Century Fox America, Inc.
6.90% due 03/01/19	700,000	837,383
DIRECTV Holdings LLC /
DIRECTV Financing Company,
Inc.
5.88% due 10/01/19	600,000	697,705
Viacom, Inc.
5.63% due 09/15/19	600,000	689,083
British Telecommunications
plc
2.35% due 02/14/19	600,000	606,885
Deutsche Telekom
International Finance BV
6.00% due 07/08/19	500,000	584,753
America Movil SAB de CV
5.00% due 10/16/19	500,000	565,520
Omnicom Group, Inc.
6.25% due 07/15/19	400,000	468,816
Comcast Corp.
5.70% due 07/01/19	350,000	409,038
Walt Disney Co.
5.50% due 03/15/19	350,000	403,654
Thomson Reuters Corp.
4.70% due 10/15/19	300,000	330,912
Discovery Communications
LLC
5.63% due 08/15/19	200,000	228,629
Total Communications		22,171,472
Industrial - 7.8%
Burlington Northern Santa Fe
LLC
4.70% due 10/01/19	1,050,000	1,179,235
L-3 Communications Corp.
5.20% due 10/15/19	1,000,000	1,109,393
Illinois Tool Works, Inc.
6.25% due 04/01/19	900,000	1,066,593
Caterpillar Financial Services
Corp.
7.15% due 02/15/19	850,000	1,036,253
United Technologies Corp.
6.13% due 02/01/19	850,000	1,000,047

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 7.8%
(continued)
Thermo Fisher Scientific, Inc.
2.40% due 02/01/19	$900,000	$910,231
United Parcel Service, Inc.
5.13% due 04/01/19	800,000	908,083
Honeywell International, Inc.
5.00% due 02/15/19	800,000	906,666
Lockheed Martin Corp.
4.25% due 11/15/19	800,000	881,417
FedEx Corp.
8.00% due 01/15/19	700,000	871,058
Deere & Co.
4.38% due 10/16/19	750,000	832,420
John Deere Capital Corp.
2.25% due 04/17/19	500,000	507,961
CSX Corp.
7.38% due 02/01/19	400,000	486,536
Canadian National Railway Co.
5.55% due 03/01/19	400,000	460,186
Amphenol Corp.
2.55% due 01/30/19	430,000	435,315
Boeing Capital Corp.
4.70% due 10/27/19	350,000	393,201
Boeing Co.
6.00% due 03/15/19	300,000	351,043
Danaher Corp.
5.40% due 03/01/19	300,000	341,557
Emerson Electric Co.
4.88% due 10/15/19	300,000	339,799
Republic Services, Inc.
5.50% due 09/15/19	250,000	287,179
Norfolk Southern Corp.
5.90% due 06/15/19	200,000	232,493
Northrop Grumman Corp.
5.05% due 08/01/19	200,000	225,008
Total Industrial		14,761,674
Basic Materials - 5.3%
Dow Chemical Co.
8.55% due 05/15/19	1,650,000	2,104,185
LyondellBasell Industries N.V.
5.00% due 04/15/19	1,600,000	1,791,154
Rio Tinto Finance USA Ltd.
9.00% due 05/01/19	900,000	1,172,387
Potash Corporation of
Saskatchewan, Inc.
6.50% due 05/15/19	650,000	772,515
EI du Pont de Nemours & Co.
5.75% due 03/15/19	600,000	697,038
Alcoa, Inc.
5.72% due 02/23/19	550,000	611,069
Praxair, Inc.
4.50% due 08/15/19	525,000	582,649
Newmont Mining Corp.
5.13% due 10/01/19	500,000	555,174
International Paper Co.
9.38% due 05/15/19	400,000	526,160
Barrick Gold Corp.
6.95% due 04/01/19	350,000	418,799
Teck Resources Ltd.
3.00% due 03/01/19	350,000	357,717
Lubrizol Corp.
8.88% due 02/01/19	230,000	293,620
Agrium, Inc.
6.75% due 01/15/19	200,000	236,396
Total Basic Materials		10,118,863
Technology - 5.0%
Oracle Corp.
5.00% due 07/08/19	1,200,000	1,360,756
2.38% due 01/15/19	1,200,000	1,223,080
International Business
Machines Corp.
8.38% due 11/01/19	600,000	782,843
1.95% due 02/12/19	500,000	502,369
1.88% due 05/15/19	400,000	399,848
Hewlett-Packard Co.
2.75% due 01/14/19	1,100,000	1,127,170
Microsoft Corp.
4.20% due 06/01/19	950,000	1,051,870
Apple, Inc.
2.10% due 05/06/19	900,000	906,062
Xerox Corp.
5.63% due 12/15/19	750,000	859,313
Texas Instruments, Inc.
1.65% due 08/03/19	800,000	785,542
Xilinx, Inc.
2.13% due 03/15/19	300,000	300,280
CA, Inc.
5.38% due 12/01/19	100,000	111,959
Total Technology		9,411,092
Utilities - 3.4%
Exelon Generation Company
LLC
5.20% due 10/01/19	900,000	1,008,370
Dominion Resources, Inc.
8.88% due 01/15/19	400,000	510,726
5.20% due 08/15/19	400,000	455,587
Entergy Texas, Inc.
7.13% due 02/01/19	650,000	783,830
Sempra Energy
9.80% due 02/15/19	500,000	658,442
Consumers Energy Co.
6.70% due 09/15/19	502,000	608,657
Duke Energy Progress, Inc.
5.30% due 01/15/19	513,000	585,039
NextEra Energy Capital
Holdings, Inc.
6.00% due 03/01/19	400,000	464,460
Georgia Power Co.
4.25% due 12/01/19	300,000	332,663
Nevada Power Co.
7.13% due 03/15/19	250,000	304,330
Arizona Public Service Co.
8.75% due 03/01/19	200,000	256,642
Xcel Energy, Inc.
4.70% due 05/15/20	225,000	251,257

Guggenheim BulletShares 2019 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Utilities - 3.4%
(continued)
NiSource Finance Corp.
6.80% due 01/15/19	$150,000	$178,018
Duke Energy Corp.
5.05% due 09/15/19	100,000	113,030
Total Utilities		6,511,051
Consumer, Cyclical -
2.3%
Walgreen Co.
5.25% due 01/15/19	1,100,000	1,233,570
Costco Wholesale Corp.
1.70% due 12/15/19	800,000	788,883
Wal-Mart Stores, Inc.
4.13% due 02/01/19	600,000	661,585
Toyota Motor Credit Corp.
2.10% due 01/17/19	400,000	403,701
International Game Technology
7.50% due 06/15/191	300,000	342,473
Lowe's Companies, Inc.
4.63% due 04/15/20	300,000	334,854
Marriott International, Inc.
3.00% due 03/01/19	300,000	312,107
CVS Health Corp.
6.60% due 03/15/19	200,000	236,343
Total Consumer, Cyclical		4,313,516
Total Corporate Bonds
(Cost $185,974,980)		187,524,367
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.4%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	699,200	699,200
Total Securities Lending Fund
(Cost $699,200)		699,200
Total Investments - 99.1%
(Cost $186,674,180)		$ 188,223,567
Other Assets & Liabilities, net - 0.9%		1,758,415
Total Net Assets - 100.0%		$ 189,981,982

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4 .
2	Securities lending collateral - See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 33.1%
JPMorgan Chase & Co.
4.40% due 07/22/20	$1,950,000	$2,127,144
4.25% due 10/15/20	1,790,000	1,938,196
4.95% due 03/25/20	900,000	1,007,887
Goldman Sachs Group, Inc.
5.38% due 03/15/20	2,100,000	2,374,313
6.00% due 06/15/20	1,250,000	1,456,375
General Electric Capital Corp.
4.38% due 09/16/20	1,300,000	1,431,621
5.50% due 01/08/20	1,100,000	1,271,947
5.55% due 05/04/20	800,000	930,752
Morgan Stanley
5.50% due 01/26/20	1,650,000	1,877,037
5.50% due 07/24/20	950,000	1,081,243
Barclays Bank PLC
5.14% due 10/14/20	1,100,000	1,202,347
5.13% due 01/08/20	850,000	963,303
Bank of America Corp.
5.63% due 07/01/20	1,850,000	2,122,784
American International Group,
Inc.
6.40% due 12/15/20	1,050,000	1,267,133
3.38% due 08/15/20	500,000	521,971
Prudential Financial, Inc.
5.38% due 06/21/20	800,000	917,412
4.50% due 11/15/20	600,000	659,495
UBS AG
4.88% due 08/04/20	1,250,000	1,409,181
Citigroup, Inc.
5.38% due 08/09/20	1,050,000	1,201,821
PNC Funding Corp.
4.38% due 08/11/20	700,000	771,238
5.13% due 02/08/20	350,000	398,867
Simon Property Group, LP
4.38% due 03/01/21	1,000,000	1,104,730
Nomura Holdings, Inc.
6.70% due 03/04/20	900,000	1,083,263
Hcp, Inc.
5.38% due 02/01/21	950,000	1,079,459
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
6.00% due 08/01/20	950,000	1,018,875
Credit Suisse AG
5.40% due 01/14/20	840,000	947,178
Royal Bank of Scotland PLC
5.63% due 08/24/20	800,000	915,059
Ford Motor Credit Company
LLC
8.13% due 01/15/20	700,000	889,688
Credit Suisse
4.38% due 08/05/20	750,000	821,977
Berkshire Hathaway Finance
2.90% due 10/15/20	750,000	772,349
Boston Properties, LP
5.63% due 11/15/20	650,000	748,866
Charles Schwab Corp.
4.45% due 07/22/20	650,000	722,381
Aon Corp.
5.00% due 09/30/20	600,000	676,147
Travelers Companies, Inc.
3.90% due 11/01/20	550,000	592,763
Aegon Funding Co. LLC
5.75% due 12/15/20	500,000	583,032
CNA Financial Corp.
5.88% due 08/15/20	500,000	580,172
HSBC Bank USA NA
4.88% due 08/24/20	500,000	558,782
Bank of New York Mellon Corp.
4.60% due 01/15/20	500,000	556,756
Digital Realty Trust, LP
5.88% due 02/01/201	350,000	392,486
HCP, Inc.
2.63% due 02/01/20	350,000	349,588
ERP Operating, LP
4.75% due 07/15/20	300,000	335,588
HSBC USA, Inc.
5.00% due 09/27/20	300,000	333,065
Discover Bank
7.00% due 04/15/20	250,000	299,898
NASDAQ OMX Group, Inc.
5.55% due 01/15/20	250,000	278,195
Lazard Group LLC
4.25% due 11/14/20	250,000	263,865
Ameriprise Financial, Inc.
5.30% due 03/15/20	200,000	229,332
Manulife Financial Corp.
4.90% due 09/17/20	200,000	221,438
American Towers Corp.
5.05% due 09/01/20	200,000	220,621
Northern Trust Corp.
3.45% due 11/04/20	200,000	212,174
Ventas Realty, LP/Ventas
Capital Corp.
2.70% due 04/01/20	200,000	199,605
Hartford Financial Services
Group, Inc.
5.50% due 03/30/20	100,000	114,514
ProLogis, LP
6.88% due 03/15/20	91,000	108,614
Total Financial		44,142,527
Consumer, Non-cyclical -
17.2%
Anheuser-Busch InBev
Worldwide, Inc.
5.38% due 01/15/20	1,350,000	1,557,341
5.00% due 04/15/20	830,000	940,440
Mondelez International, Inc.
5.38% due 02/10/20	1,200,000	1,374,354

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical -
17.2% (continued)
Medtronic, Inc.
4.45% due 03/15/20	$700,000	$778,572
4.13% due 03/15/21	500,000	548,052
Merck & Co., Inc.
3.88% due 01/15/21	1,200,000	1,306,828
PepsiCo, Inc.
4.50% due 01/15/20	630,000	704,332
3.13% due 11/01/20	450,000	471,242
Coca-Cola Co.
2.45% due 11/01/20	1,000,000	1,012,681
Novartis Capital Corp.
4.40% due 04/24/20	750,000	837,953
Amgen, Inc.
3.45% due 10/01/20	800,000	834,849
Philip Morris International, Inc.
4.50% due 03/26/20	750,000	832,218
Life Technologies Corp.
6.00% due 03/01/20	710,000	830,094
Kraft Foods Group, Inc.
5.38% due 02/10/20	700,000	796,938
Kellogg Co.
4.00% due 12/15/20	650,000	702,466
Boston Scientific Corp.
6.00% due 01/15/20	600,000	696,340
Stryker Corp.
4.38% due 01/15/20	600,000	661,574
McKesson Corp.
4.75% due 03/01/21	500,000	562,889
Coca-Cola Femsa SAB de CV
4.63% due 02/15/20	500,000	550,670
Aetna, Inc.
3.95% due 09/01/20	500,000	539,294
Celgene Corp.
3.95% due 10/15/20	500,000	532,868
Coca-Cola Co.
3.15% due 11/15/20	500,000	525,345
Johnson & Johnson
2.95% due 09/01/20	450,000	472,349
Diageo Capital PLC
4.83% due 07/15/20	400,000	450,993
Allergan, Inc.
3.38% due 09/15/20	400,000	403,628
Moody's Corp.
5.50% due 09/01/20	350,000	395,952
Quest Diagnostics, Inc.
4.75% due 01/30/20	350,000	377,657
Lorillard Tobacco Co.
6.88% due 05/01/20	300,000	356,491
Safeway, Inc.
3.95% due 08/15/20	350,000	354,380
Kroger Co.
6.15% due 01/15/20	300,000	351,706
Covidien International
Financial SA
4.20% due 06/15/20	300,000	328,327
WellPoint, Inc.
4.35% due 08/15/20	300,000	327,055
Medco Health Solutions, Inc.
4.13% due 09/15/20	300,000	321,944
Cardinal Health, Inc.
4.63% due 12/15/20	250,000	277,419
Abbott Laboratories
4.13% due 05/27/20	200,000	219,732
Becton Dickinson and Co.
3.25% due 11/12/20	200,000	209,622
Coca-Cola Enterprises
3.50% due 09/15/20	200,000	208,641
CR Bard, Inc.
4.40% due 01/15/21	100,000	110,001
Laboratory Corp. of America
Holdings
4.63% due 11/15/20	100,000	107,668
Avon Products, Inc.
4.60% due 03/15/20	100,000	102,833
Total Consumer, Non-
cyclical		22,973,738
Communications -
14.6%
Verizon Communications, Inc.
4.50% due 09/15/20	3,000,000	3,298,950
2.63% due 02/21/202	2,000,000	2,008,460
Cisco Systems, Inc.
4.45% due 01/15/20	1,400,000	1,557,528
America Movil SAB de CV
5.00% due 03/30/20	1,400,000	1,556,268
DIRECTV Holdings
LLC/DIRECTV Finance Co., Inc.
5.20% due 03/15/20	700,000	791,328
4.60% due 02/15/21	700,000	770,813
NBCUniversal Media LLC
5.15% due 04/30/20	1,350,000	1,547,258
Omnicom Group, Inc.
4.45% due 08/15/20	1,000,000	1,084,767
Telefonica Emisiones SAU
5.13% due 04/27/20	940,000	1,048,461
Comcast Corp.
5.15% due 03/01/20	900,000	1,033,206
Time Warner, Inc.
4.88% due 03/15/20	900,000	1,004,428
Time Warner Cable, Inc.
5.00% due 02/01/20	750,000	842,336
4.13% due 02/15/21	50,000	54,159
Discovery Communications
LLC
5.05% due 06/01/20	800,000	894,904
Symantec Corp.
4.20% due 09/15/20	700,000	724,951
Expedia, Inc.
5.95% due 08/15/20	500,000	566,301
eBay, Inc.
3.25% due 10/15/20	500,000	522,055

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Communications -
14.6% (continued)
CBS Corporation
5.75% due 04/15/20	$200,000	$230,747
Total Communications		19,536,920
Energy - 12.9%
Williams Partners, LP
5.25% due 03/15/20	800,000	896,146
4.13% due 11/15/20	500,000	532,795
Enterprise Products Operating
LLC
5.20% due 09/01/20	600,000	684,669
5.25% due 01/31/20	600,000	683,964
Occidental Petroleum Corp.
4.10% due 02/01/21	1,200,000	1,310,055
BP Capital Markets PLC
4.50% due 10/01/20	950,000	1,049,785
Shell International Finance BV
4.38% due 03/25/20	900,000	1,006,715
Kinder Morgan Energy
Partners, LP
5.30% due 09/15/20	600,000	672,153
6.85% due 02/15/20	250,000	298,335
Total Capital SA
4.45% due 06/24/20	800,000	891,653
Transocean, Inc.
6.50% due 11/15/20	750,000	849,401
ConocoPhillips
6.00% due 01/15/20	650,000	772,558
Pride International, Inc.
6.88% due 08/15/20	600,000	724,015
TransCanada PipeLines Ltd.
3.80% due 10/01/20	650,000	698,168
Valero Energy Corp.
6.13% due 02/01/20	550,000	647,721
Plains All American Pipeline,
LP
5.75% due 01/15/20	500,000	579,768
Weatherford International Ltd.
5.13% due 09/15/20	500,000	557,094
Apache Corp.
3.63% due 02/01/21	500,000	530,530
Energy Transfer Partners
4.15% due 10/01/20	500,000	529,585
Chevron Corp.
2.43% due 06/24/20	500,000	509,088
CenterPoint Energy Resources
Corp.
4.50% due 01/15/21	450,000	500,405
Buckeye Partners, LP
4.88% due 02/01/21	450,000	491,444
Enbridge Energy Partners, LP
5.20% due 03/15/20	400,000	449,778
Nabors Industries, Inc.
5.00% due 09/15/20	300,000	335,888
EOG Resources, Inc.
4.40% due 06/01/20	300,000	330,162
El Paso Pipeline Part Operating
Co. LLC
6.50% due 04/01/20	200,000	233,637
Plains All American
Pipeline/PAA Finance Corp.
5.00% due 02/01/21	200,000	226,525
Talisman Energy, Inc.
3.75% due 02/01/21	200,000	207,265
Total Energy		17,199,302
Industrial - 5.4%
Raytheon Co.
3.13% due 10/15/20	900,000	933,338
4.40% due 02/15/20	200,000	221,405
L-3 Communications Corp.
4.95% due 02/15/21	550,000	602,980
4.75% due 07/15/20	450,000	489,520
Waste Management, Inc.
4.75% due 06/30/20	800,000	893,346
United Technologies Corp.
4.50% due 04/15/20	750,000	834,400
Republic Services, Inc.
5.00% due 03/01/20	600,000	673,308
Agilent Technologies, Inc.
5.00% due 07/15/20	550,000	605,006
John Deere Capital Corp.
1.70% due 01/15/20	600,000	589,440
Union Pacific Corp.
4.00% due 02/01/21	500,000	548,817
Masco Corp.
7.13% due 03/15/20	400,000	462,000
CSX Corp.
3.70% due 10/30/20	300,000	317,981
Boeing Co.
4.88% due 02/15/20	100,000	113,808
Total Industrial		7,285,349
Basic Materials - 4.9%
Dow Chemical Co.
4.25% due 11/15/20	1,350,000	1,475,622
Freeport-McMoRan Copper &
Gold, Inc.
3.10% due 03/15/20	800,000	811,875
CF Industries, Inc.
7.13% due 05/01/20	641,000	783,109
Alcoa, Inc.
6.15% due 08/15/20	620,000	699,062
Rio Tinto Finance USA Ltd.
3.50% due 11/02/20	650,000	684,293
El du Pont de Nemours & Co.
4.63% due 01/15/20	500,000	558,650
Potash Corporation of
Saskatchewan, Inc.
4.88% due 03/30/20	450,000	509,308
Cliffs Natural Resources, Inc.
4.80% due 10/01/201	450,000	427,916
Allegheny Technologies, Inc.
5.95% due 01/15/21	300,000	331,770

Guggenheim BulletShares 2020 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Basic Materials - 4.9%
(continued)
PPG Industries, Inc.
3.60% due 11/15/20	$200,000	$210,267
Plum Creek Timberlands LP
4.70% due 03/15/21	100,000	110,202
Total Basic Materials		6,602,074
Consumer, Cyclical -
4.7%
Wal-Mart Stores, Inc.
3.63% due 07/08/20	1,250,000	1,344,443
3.25% due 10/25/20	1,000,000	1,053,621
Target Corp.
3.88% due 07/15/20	850,000	918,749
Toyota Motor Credit Corp.
4.50% due 06/17/20	650,000	722,634
Home Depot, Inc.
3.95% due 09/15/20	500,000	549,214
Nordstrom, Inc.
4.75% due 05/01/20	450,000	500,633
Carnival Corp.
3.95% due 10/15/20	400,000	422,717
Newell Rubbermaid, Inc.
4.70% due 08/15/20	350,000	378,847
Johnson Controls, Inc.
5.00% due 03/30/20	300,000	334,839
AutoZone, Inc.
4.00% due 11/15/20	100,000	105,914
Total Consumer, Cyclical		6,331,611
Technology - 3.9%
EMC Corp.
2.65% due 06/01/20	1,600,000	1,619,736
Hewlett-Packard Co.
3.75% due 12/01/20	1,000,000	1,050,323
International Business
Machines Corp.
1.63% due 05/15/20	1,000,000	965,793
Microsoft Corp.
3.00% due 10/01/20	800,000	838,140
Oracle Corp.
3.88% due 07/15/20	400,000	431,443
Adobe Systems, Inc.
4.75% due 02/01/20	300,000	332,987
Total Technology		5,238,422
Utilities - 2.0%
Duke Energy Indiana, Inc.
3.75% due 07/15/20	600,000	643,767
Pacific Gas & Electric Co.
3.50% due 10/01/20	606,000	636,345
NiSource Finance
5.45% due 09/15/20	450,000	512,891
Commonwealth Edison
4.00% due 08/01/20	300,000	325,975
Constellation Energy Group,
Inc.
5.15% due 12/01/20	210,000	235,793
Exelon Generation Co. LLC
4.00% due 10/01/20	200,000	211,333
Progress Energy, Inc.
4.40% due 01/15/21	70,000	77,605
Total Utilities		2,643,709
Total Corporate Bonds
(Cost $129,789,796)		131,953,652
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.5%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	682,000	682,000
Total Securities Lending Fund
(Cost $682,000)		682,000
Total Investments - 99.2%
(Cost $130,471,796)		$ 132,635,652
Other Assets & Liabilities, net - 0.8%		1,131,017
Total Net Assets - 100.0%		$ 133,766,669

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities in $2,008,460 (cost $2,007,100), or 1.5% of total net assets.
3	Securities lending collateral - See Note 4.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6%
Financial - 35.7%
General Electric Capital Corp.
4.65% due 10/17/21	$900,000	$1,009,868
5.30% due 02/11/21	725,000	832,444
HSBC Finance Corp. 6.676
1/15/2021
6.68% due 01/15/21	1,100,000	1,322,042
HSBC Holdings plc
5.10% due 04/05/21	1,000,000	1,147,810
Goldman Sachs Group, Inc.
5.25% due 07/27/21	1,000,000	1,127,933
Morgan Stanley
5.75% due 01/25/21	800,000	930,104
BNP Paribas
5.00% due 01/15/21	800,000	903,913
General Elec Capital Corp.
4.625 1/7/2021
4.63% due 01/07/21	800,000	897,114
Wells Fargo & Co.
4.60% due 04/01/21	800,000	894,582
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
4.50% due 01/11/21	800,000	890,447
JPMorgan Chase & Co.
4.35% due 08/15/21	800,000	869,810
Morgan Stanley
5.50% due 07/28/21	700,000	805,418
Capital One Financial Corp.
4.75% due 07/15/21	700,000	778,218
Ford Motor Credit Co., LLC
5.88% due 08/02/21	650,000	764,960
JPMorgan Chase & Co.
4.63% due 05/10/21	650,000	719,822
Bank of New York Mellon Corp.
3.55% due 09/23/21	575,000	607,367
Simon Property Group, LP
4.13% due 12/01/21	550,000	598,902
Bank of America Corp.
5.00% due 05/13/21	500,000	559,882
Bank of America Corp.
5.88% due 01/05/21	450,000	525,404
Branch Banking & Trust Co.
2.85% due 04/01/21	500,000	505,867
US Bancorp
4.13% due 05/24/21	450,000	494,980
Wells Fargo & Co. 3
1/22/2021
3.00% due 01/22/21	450,000	461,132
Genworth Holdings, Inc.
7.63% due 09/24/21	350,000	433,633
ERP Operating, LP 4.625
12/15/2021
4.63% due 12/15/21	350,000	388,857
BlackRock, Inc. 4.25
5/24/2021
4.25% due 05/24/21	350,000	386,308
Health Care REIT, Inc.
5.25% due 01/15/22	300,000	337,541
Lloyds TSB Bank PLC
6.38% due 01/21/21	250,000	303,676
Prologis, LP
3.35% due 02/01/21	250,000	254,150
Air Lease Corp.
3.88% due 04/01/21	250,000	253,750
Jefferies Group LLC
6.88% due 04/15/21	200,000	237,300
Ford Motor Credit Co. LLC
5.75% due 02/01/21	200,000	232,224
KeyCorp
5.10% due 03/24/21	200,000	227,532
Willis Group Holdings PLC
5.75% due 03/15/21	200,000	227,317
MetLife, Inc.
4.75% due 02/08/21	200,000	225,806
State Street Corp.
4.38% due 03/07/21	200,000	223,163
Berkshire Hathaway Finance
Corp.
4.25% due 01/15/21	200,000	220,781
Ventas Realty, LP/Ventas
Capital Corp.
4.75% due 06/01/21	200,000	220,755
Royal Bank of Scotland PLC
6.13% due 01/11/21	100,000	118,523
American Tower REIT, Inc.
5.90% due 11/01/21	100,000	115,010
Bank of Nova Scotia 4.375
1/13/2021
4.38% due 01/13/21	100,000	111,119
Bank of New York Mellon
4.15% due 02/01/21	100,000	109,801
Berkshire Hathaway, Inc.
3.75% due 08/15/211	100,000	107,742
Boston Properties, LP
4.13% due 05/15/21	100,000	107,691
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	50,000	55,809
Northern Trust Corp.
3.38% due 08/23/21	50,000	52,976
Total Financial		22,599,483
Communications - 13.4%
NBCUniversal Media, LLC
4.38% due 04/01/21	900,000	995,971

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Communications - 13.4%
(continued)
Verizon Communications
4.60% due 04/01/21	$650,000	$720,634
Verizon Communications, Inc.
3.50% due 11/01/21	600,000	623,701
DIRECTV Holdings LLC
5.00% due 03/01/21	550,000	617,209
Walt Disney Co. 2.75
8/16/2021
2.75% due 08/16/21	600,000	613,370
Time Warner, Inc.
4.75% due 03/29/21	300,000	332,981
4.70% due 01/15/21	200,000	221,271
Orange SA
4.13% due 09/14/21	500,000	538,697
AT&T, Inc.
3.88% due 08/15/21	500,000	534,406
Time Warner Cable, Inc.
4.13% due 02/15/21	440,000	476,601
Discovery Communications
4.375 6/15/2021
4.38% due 06/15/21	350,000	381,786
Telefonica Emisiones SAU
5.46% due 02/16/21	300,000	341,135
AT&T, Inc.
4.45% due 05/15/21	300,000	332,931
News America, Inc.
4.50% due 02/15/21	300,000	330,450
Google, Inc.
3.63% due 05/19/21	300,000	322,730
Qwest Corp.
6.75% due 12/01/21	200,000	233,040
WPP Finance 2010
4.75% due 11/21/21	200,000	221,588
Time Warner Cable, Inc. 4
9/1/2021
4.00% due 09/01/21	200,000	214,948
Viacom, Inc.
3.88% due 12/15/21	200,000	211,230
Viacom, Inc.
4.50% due 03/01/21	100,000	109,159
Walt Disney Co.
3.75% due 06/01/21	100,000	108,355
Total Communications		8,482,193
Consumer, Non-cyclical -
13.3%
Amgen, Inc.
3.88% due 11/15/21	650,000	693,418
Express Scripts Holding Co.
4.75% due 11/15/21	575,000	640,473
ADT Corp.
6.25% due 10/15/211	500,000	530,000
Kroger Co.
3.30% due 01/15/21	450,000	463,215
Altria Group, Inc.
4.75% due 05/05/21	400,000	446,240
Sanofi 4 3/29/2021
4.00% due 03/29/21	400,000	437,155
Campbell Soup Co.
4.25% due 04/15/21	400,000	433,031
Coca-Cola Co.
3.30% due 09/01/21	400,000	421,993
General Mills, Inc.
3.15% due 12/15/21	400,000	413,534
Coventry Health Care, Inc.
5.45% due 06/15/21	350,000	409,261
Aetna, Inc.
4.13% due 06/01/21	350,000	381,673
WellPoint, Inc.
3.70% due 08/15/21	350,000	367,458
Gilead Sciences, Inc.
4.50% due 04/01/21	300,000	335,882
Tupperware Brands Corp.
4.75% due 06/01/21	300,000	323,596
Smucker (J.M.) Co.
3.50% due 10/15/21	300,000	313,954
Unilever Capital Corp.
4.25% due 02/10/21	200,000	222,940
Archer-Daniels-Midland Co.
4.48% due 03/01/21	200,000	222,822
Gilead Sciences, Inc.
4.40% due 12/01/21	200,000	221,263
Quest Diagnostics, Inc.
4.70% due 04/01/21	200,000	217,908
Becton Dickinson and Co.
3.13% due 11/08/21	200,000	207,098
Anheuser-Busch InBev Wor
4.375 2/15/2021
4.38% due 02/15/21	100,000	111,163
Amgen, Inc.
4.10% due 06/15/21	100,000	107,896
Cigna Corp.
4.00% due 02/15/22	100,000	106,533
AmerisourceBergen Corp.
3.50% due 11/15/21	100,000	104,456
PepsiCo, Inc.
3.00% due 08/25/21	100,000	103,059
Philip Morris International, Inc.
2.90% due 11/15/21	100,000	101,956
UnitedHealth Group, Inc.
3.38% due 11/15/21	50,000	52,255
Total Consumer, Non-
cyclical		8,390,232
Energy - 10.5%
BP Capital Markets PLC
4.74% due 03/11/21	700,000	785,741
Marathon Petroleum Corp.
5.13% due 03/01/21	650,000	737,080

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Energy - 10.5%
(continued)
Transocean, Inc.
6.38% due 12/15/212	$450,000	$510,063
Kinder Morgan Energy Partners,
LP
3.50% due 03/01/21	500,000	506,282
Energy Transfer Partners, LP
5.20% due 02/01/22	450,000	497,181
Ensco PLC
4.70% due 03/15/21	400,000	436,092
El Paso Pipeline Part Op
5.00% due 10/01/21	350,000	383,942
Total Capital S.A.
4.13% due 01/28/21	250,000	274,352
Western Gas Partners, LP
5.38% due 06/01/21	200,000	227,662
Total Capital SA
4.25% due 12/15/21	200,000	221,199
Magellan Midstream Partners,
LP
4.25% due 02/01/21	200,000	219,488
EOG Resources, Inc.
4.10% due 02/01/21	200,000	218,466
Energy Transfer Partners
4.65% due 06/01/21	200,000	217,454
Noble Energy, Inc.
4.15% due 12/15/21	200,000	215,344
Devon Energy Corp.
4.00% due 07/15/21	200,000	214,151
BP Capital Markets PLC
3.56% due 11/01/21	200,000	210,205
Canadian Natural Resources
Ltd.
3.45% due 11/15/21	200,000	208,284
Talisman Energy, Inc.
3.75% due 02/01/21	200,000	207,265
Equities Corp.
4.88% due 11/15/21	100,000	110,553
EnCana Corp.
3.90% due 11/15/21	100,000	106,585
Baker Hughes, Inc.
3.20% due 08/15/21	100,000	104,043
Total Energy		6,611,432
Basic Materials - 7.5%
International Paper Co.
7.50% due 08/15/21	350,000	446,902
4.75% due 02/15/22	200,000	221,420
EI du Pont de Nemours & Co.
3.63% due 01/15/21	600,000	642,399
Alcoa, Inc.
5.40% due 04/15/21	550,000	600,516
Rio Tinto Finance USA Ltd.
3.75% due 09/20/21	450,000	479,829
4.13% due 05/20/21	100,000	108,949
Ecolab, Inc.
4.35% due 12/08/21	350,000	384,447
Barrick North America Finance,
LLC
4.40% due 05/30/21	325,000	342,412
Dow Chemical Co.
4.13% due 11/15/21	300,000	321,803
LyondellBasell Industries NV
6.00% due 11/15/21	200,000	239,431
Teck Resources Ltd.
4.50% due 01/15/21	200,000	211,901
Praxair, Inc. 3 9/1/2021
3.00% due 09/01/21	200,000	206,510
Cliffs Natural Resources, Inc.
4.88% due 04/01/211	200,000	190,208
E.I. DU Pont de Nemours
4.25% due 04/01/21	100,000	110,741
Kinross Gold Corp.
5.13% due 09/01/21	100,000	104,048
Praxair, Inc.
4.05% due 03/15/21	50,000	54,632
Rio Tinto Finance USA plc
3.50% due 03/22/22	50,000	52,367
Total Basic Materials		4,718,515
Industrial - 7.2%
United Parcel Service, Inc.
3.13% due 01/15/21	600,000	629,144
John Deere Capital Corp.
3.90% due 07/12/21	500,000	542,542
Caterpillar, Inc.
3.90% due 05/27/21	500,000	542,299
Thermo Fisher Scientific
3.60% due 08/15/21	400,000	416,917
Republic Services, Inc.
5.25% due 11/15/21	300,000	345,282
Honeywell International
4.25% due 03/01/21	300,000	334,139
Thermo Fisher Scientific, Inc.
4.50% due 03/01/21	300,000	330,645
Xylem, Inc.
4.88% due 10/01/21	200,000	219,863
Northrop Grumman Corp.
3.50% due 03/15/21	200,000	209,522
Lockheed Martin Corp.
3.35% due 09/15/21	200,000	208,927
Norfolk Southern Corp.
3.25% due 12/01/21	200,000	206,972
Energizer Holdings, Inc.
4.70% due 05/19/21	165,000	171,729

Guggenheim BulletShares 2021 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.6% (continued)
Industrial - 7.2%
(continued)
Danaher Corp.
3.90% due 06/23/21	$100,000	$109,046
PerkinElmer, Inc. 5
11/15/2021
5.00% due 11/15/21	100,000	108,924
John Deere Capital Corp.
3.15% due 10/15/21	100,000	103,748
Joy Global, Inc.
5.13% due 10/15/21	50,000	55,110
Total Industrial		4,534,809
Consumer, Cyclical -
4.8%
Gap, Inc.
5.95% due 04/12/21	450,000	522,272
Home Depot, Inc.
4.40% due 04/01/21	450,000	507,947
Toyota Motor Credit Corp.
4.25% due 01/11/21	200,000	220,740
3.40% due 09/15/21	200,000	210,090
Best Buy Co., Inc. 5.5
3/15/2021
5.50% due 03/15/211	350,000	363,563
Wal-Mart Stores, Inc.
4.25% due 04/15/21	300,000	334,776
CVS Caremark Corp.
4.13% due 05/15/21	200,000	217,477
Nordstrom, Inc.
4.00% due 10/15/21	200,000	216,324
Kohl's Corp.
4.00% due 11/01/21	200,000	211,246
Lowe's Companies, Inc.
3.80% due 11/15/21	100,000	108,244
Lowe's Companies, Inc.
3.75% due 04/15/21	100,000	107,576
Total Consumer, Cyclical		3,020,255
Technology - 4.5%
Hewlett-Packard Co.
4.30% due 06/01/21	550,000	592,635
Xerox Corp.
4.50% due 05/15/21	500,000	543,293
Hewlett-Packard Co.
4.38% due 09/15/21	450,000	487,475
Hewlett-Packard Co.
4.65% due 12/09/21	400,000	441,404
Intel Corp.
3.30% due 10/01/21	400,000	418,514
International Business
Machines Corp.
2.90% due 11/01/21	200,000	204,420
Microsoft Corp.
4.00% due 02/08/21	100,000	110,355
Applied Materials, Inc.
4.30% due 06/15/21	50,000	54,764
Total Technology		2,852,860
Utilities - 1.7%
Duke Energy Corp.
3.55% due 09/15/21	300,000	316,428
Puget Energy, Inc.
6.00% due 09/01/21	200,000	235,384
Ohio Power Co. 5.375
10/1/2021
5.38% due 10/01/21	100,000	117,685
Dominion Resources, Inc.
4.45% due 03/15/21	100,000	110,225
Duke Energy Carolinas
3.90% due 06/15/21	100,000	109,597
Southern Cal Edison
3.88% due 06/01/21	100,000	109,260
Duke Energy Progress, Inc.
3.00% due 09/15/21	100,000	103,075
Total Utilities		1,101,654
Total Corporate Bonds
(Cost $60,737,999)		62,311,433
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.6%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	996,000	996,000
Total Securities Lending Fund
(Cost $996,000)		996,000
Total Investments - 100.2%
(Cost $61,733,999)		$ 63,307,433
Other Assets & Liabilities, net - (0.2)%		(128,985)
Total Net Assets - 100.0%	$ 63,178,448

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Security is segregated as collateral for open written option contracts.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2021.

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7%
Financial - 29.3%
JPMorgan Chase & Co.
3.25% due 09/23/22	$1,100,000	$1,107,379
4.50% due 01/24/22	700,000	768,125
Goldman Sachs Group, Inc.
5.75% due 01/24/22	1,300,000	1,510,072
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
3.88% due 02/08/22	776,000	831,590
3.95% due 11/09/22	500,000	515,153
Citigroup, Inc.
4.50% due 01/14/22	900,000	983,579
4.05% due 07/30/22	200,000	206,489
UBS AG
7.63% due 08/17/22	750,000	891,095
Wells Fargo & Co.
3.50% due 03/08/22	760,000	792,413
Barclays Bank plc
7.63% due 11/21/22	650,000	731,250
HSBC Holdings plc
4.88% due 01/14/22	450,000	508,207
4.00% due 03/30/22	200,000	214,578
General Electric Capital Corp.
3.15% due 09/07/22	700,000	710,928
American International Group, Inc.
4.88% due 06/01/22	600,000	674,540
Royal Bank of Scotland Group plc
6.13% due 12/15/22	550,000	602,419
Morgan Stanley
4.88% due 11/01/22	450,000	486,927
Bank of America Corp.
5.70% due 01/24/22	400,000	465,330
Ventas Realty Limited Partnership
/ Ventas Capital Corp.
4.25% due 03/01/22	200,000	211,894
3.25% due 08/15/22	200,000	197,587
US Bancorp
3.00% due 03/15/22	200,000	203,282
2.95% due 07/15/22	200,000	199,163
International Lease Finance Corp.
8.63% due 01/15/22	200,000	251,750
5.88% due 08/15/22	100,000	109,500
Sumitomo Mitsui Banking Corp.
3.20% due 07/18/22	250,000	255,596
PNC Bank North America
2.70% due 11/01/22	250,000	242,837
Voya Financial, Inc.
5.50% due 07/15/22	200,000	229,505
Hartford Financial Services Group,
Inc.
5.13% due 04/15/22	200,000	228,880
American Tower Corp.
4.70% due 03/15/22	200,000	214,808
Hospitality Properties Trust
5.00% due 08/15/22	200,000	214,221
Ford Motor Credit Co., LLC
4.25% due 09/20/22	200,000	214,057
Alexandria Real Estate Equities,
Inc.
4.60% due 04/01/22	200,000	213,315
PNC Funding Corp.
3.30% due 03/08/22	200,000	205,784
American Express Co.
2.65% due 12/02/22	200,000	196,499
Bank of Montreal
2.55% due 11/06/22	200,000	195,365
People's United Financial, Inc.
3.65% due 12/06/22	100,000	101,671
Total Financial		15,685,788
Consumer, Non-cyclical -
17.1%
AbbVie, Inc.
2.90% due 11/06/22	1,000,000	984,934
Anheuser-Busch InBev Worldwide,
Inc.
2.50% due 07/15/22	900,000	883,554
Covidien International Finance
S.A.
3.20% due 06/15/22	500,000	509,672
Aetna, Inc.
2.75% due 11/15/22	500,000	492,042
Actavis, Inc.
3.25% due 10/01/22	450,000	447,624
Kraft Foods Group, Inc.
3.50% due 06/06/22	400,000	412,200
GlaxoSmithKline Capital plc
2.85% due 05/08/22	400,000	398,354
Altria Group, Inc.
2.85% due 08/09/22	400,000	391,911
UnitedHealth Group, Inc.
2.88% due 03/15/22	350,000	351,961
Diageo Investment Corp.
2.88% due 05/11/22	350,000	350,595
PepsiCo, Inc.
2.75% due 03/05/22	300,000	301,117
Block Financial LLC
5.50% due 11/01/22	200,000	220,167
Tyson Foods, Inc.
4.50% due 06/15/22	200,000	216,442
Express Scripts Holding Co.
3.90% due 02/15/22	200,000	211,661
Amgen, Inc.
3.63% due 05/15/22	200,000	208,560
Laboratory Corporation of America
Holdings
3.75% due 08/23/22	200,000	204,315
Medtronic, Inc.
3.13% due 03/15/22	200,000	203,730
Celgene Corp.
3.25% due 08/15/22	200,000	203,370
Clorox Co.
3.05% due 09/15/22	200,000	200,833
WellPoint, Inc.
3.13% due 05/15/22	200,000	200,609

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Non-cyclical -
17.1% (continued)
Humana, Inc.
3.15% due 12/01/22	$200,000	$200,140
Procter & Gamble Co.
2.30% due 02/06/22	200,000	197,976
Reynolds American, Inc.
3.25% due 11/01/22	200,000	196,126
Philip Morris International, Inc.
2.50% due 08/22/22	200,000	196,024
Novartis Capital Corp.
2.40% due 09/21/22	200,000	195,120
Merck & Co., Inc.
2.40% due 09/15/22	200,000	194,847
Baxter International, Inc.
2.40% due 08/15/22	200,000	193,225
ADT Corp.
3.50% due 07/15/22	200,000	179,000
Moody's Corp.
4.50% due 09/01/22	100,000	106,666
Bristol-Myers Squibb Co.
2.00% due 08/01/22	100,000	94,634
Total Consumer, Non-cyclical		9,147,409
Energy - 14.4%
BP Capital Markets plc
3.25% due 05/06/22	600,000	613,306
2.50% due 11/06/22	200,000	193,222
Continental Resources, Inc.
5.00% due 09/15/22	700,000	756,000
Enterprise Products Operating LLC
4.05% due 02/15/22	500,000	537,229
Phillips 66
4.30% due 04/01/22	400,000	434,151
Chevron Corp.
2.36% due 12/05/22	400,000	390,138
TransCanada PipeLines Ltd.
2.50% due 08/01/22	400,000	387,935
Total Capital International S.A.
2.88% due 02/17/22	350,000	354,352
Murphy Oil Corp.
4.00% due 06/01/22	200,000	205,082
3.70% due 12/01/22	100,000	100,760
Cenovus Energy, Inc.
3.00% due 08/15/22	250,000	248,774
Rowan Companies, Inc.
4.88% due 06/01/22	200,000	214,983
Southwestern Energy Co.
4.10% due 03/15/22	200,000	212,512
Husky Energy, Inc.
3.95% due 04/15/22	200,000	212,008
Western Gas Partners, LP
4.00% due 07/01/22	200,000	209,331
Plains All American Pipeline
Limited Partnership / PAA Finance
Corp.
3.65% due 06/01/22	200,000	207,440
Newfield Exploration Co.
5.75% due 01/30/22	185,000	205,350
Apache Corp.
3.25% due 04/15/22	200,000	204,214
Kinder Morgan Energy Partners,
LP
3.95% due 09/01/22	200,000	203,888
ONEOK Partners, LP
3.38% due 10/01/22	200,000	200,772
Williams Partners, LP
3.35% due 08/15/22	200,000	200,138
Marathon Oil Corp.
2.80% due 11/01/22	200,000	195,914
ConocoPhillips Co.
2.40% due 12/15/22	200,000	195,500
National Oilwell Varco, Inc.
2.60% due 12/01/22	200,000	195,486
Transocean, Inc.
3.80% due 10/15/22	200,000	195,214
Occidental Petroleum Corp.
3.13% due 02/15/22	150,000	152,916
Weatherford International Ltd.
4.50% due 04/15/22	100,000	106,980
Pioneer Natural Resources Co.
3.95% due 07/15/22	100,000	104,999
Devon Energy Corp.
3.25% due 05/15/22	100,000	102,060
ONEOK, Inc.
4.25% due 02/01/22	100,000	100,061
Shell International Finance BV
2.38% due 08/21/22	100,000	97,335
Total Energy		7,738,050
Industrial - 11.8%
General Electric Co.
2.70% due 10/09/22	1,100,000	1,088,139
United Technologies Corp.
3.10% due 06/01/22	900,000	919,921
Eaton Corp.
2.75% due 11/02/22	450,000	440,625
Owens Corning
4.20% due 12/15/22	350,000	361,447
John Deere Capital Corp.
2.75% due 03/15/22	250,000	250,340
Union Pacific Corp.
4.16% due 07/15/22	200,000	220,018
Koninklijke Philips N.V.
3.75% due 03/15/22	200,000	211,844
Energizer Holdings, Inc.
4.70% due 05/24/22	200,000	208,408
URS Corp.
5.00% due 04/01/22	200,000	206,315
Norfolk Southern Corp.
3.00% due 04/01/22	200,000	201,315
Caterpillar Financial Services Corp.
2.85% due 06/01/22	200,000	200,874
Burlington Northern Santa Fe LLC
3.05% due 09/01/22	200,000	200,693
ABB Finance USA, Inc.
2.88% due 05/08/22	200,000	200,477

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Industrial - 11.8%
(continued)
Stanley Black & Decker, Inc.
2.90% due 11/01/22	$200,000	$198,777
United Parcel Service, Inc.
2.45% due 10/01/22	200,000	195,824
3M Co.
2.00% due 06/26/22	200,000	193,775
FedEx Corp.
2.63% due 08/01/22	150,000	146,533
Raytheon Co.
2.50% due 12/15/22	150,000	145,179
General Dynamics Corp.
2.25% due 11/15/22	150,000	143,408
Republic Services, Inc.
3.55% due 06/01/22	100,000	104,619
Flowserve Corp.
3.50% due 09/15/22	100,000	99,931
Waste Management, Inc.
2.90% due 09/15/22	100,000	99,504
Deere & Co.
2.60% due 06/08/22	100,000	98,750
Pentair Finance S.A.
3.15% due 09/15/22	100,000	98,741
Caterpillar, Inc.
2.60% due 06/26/22	100,000	98,535
Total Industrial		6,333,992
Communications - 10.5%
AT&T, Inc.
3.00% due 02/15/22	400,000	402,395
2.63% due 12/01/22	400,000	388,400
DIRECTV Holdings, LLC / DIRECTV
Financing Co., Inc.
3.80% due 03/15/22	600,000	626,376
America Movil SAB de CV
3.13% due 07/16/22	600,000	598,356
21st Century Fox America, Inc.
3.00% due 09/15/22	600,000	594,290
Verizon Communications, Inc.
2.45% due 11/01/22	600,000	572,489
Telefonaktiebolaget LM Ericsson
4.13% due 05/15/22	200,000	210,295
Omnicom Group, Inc.
3.63% due 05/01/22	200,000	206,003
WPP Finance 2010
3.63% due 09/07/22	200,000	205,395
CBS Corp.
3.38% due 03/01/22	200,000	202,965
Discovery Communications LLC
3.30% due 05/15/22	200,000	201,351
Motorola Solutions, Inc.
3.75% due 05/15/22	200,000	200,060
Reed Elsevier Capital, Inc.
3.13% due 10/15/22	200,000	198,651
eBay, Inc.
2.60% due 07/15/22	200,000	194,705
Amazon.com, Inc.
2.50% due 11/29/22	200,000	191,545
Vodafone Group plc
2.50% due 09/26/22	200,000	189,301
Comcast Cable Communications
Holdings, Inc.
9.46% due 11/15/22	100,000	145,684
Comcast Corp.
3.13% due 07/15/22	100,000	102,563
Time Warner, Inc.
3.40% due 06/15/22	100,000	101,435
Walt Disney Co.
2.35% due 12/01/22	100,000	97,501
Total Communications		5,629,760
Basic Materials - 6.1%
Rio Tinto Finance USA plc
2.88% due 08/21/22	450,000	446,929
3.50% due 03/22/22	150,000	157,101
Teck Resources Ltd.
4.75% due 01/15/22	400,000	424,460
Newmont Mining Corp.
3.50% due 03/15/22	400,000	393,492
Agrium, Inc.
3.15% due 10/01/22	300,000	297,672
Praxair, Inc.
2.20% due 08/15/22	300,000	286,634
Alcoa, Inc.
5.87% due 02/23/22	200,000	222,578
Nucor Corp.
4.13% due 09/15/22	200,000	214,331
Eastman Chemical Co.
3.60% due 08/15/22	200,000	205,838
Barrick Gold Corp.
3.85% due 04/01/22	200,000	203,287
Freeport-McMoRan, Inc.
3.55% due 03/01/22	200,000	201,279
Dow Chemical Co.
3.00% due 11/15/22	200,000	197,630
Total Basic Materials		3,251,231
Consumer, Cyclical - 4.4%
CVS Health Corp.
2.75% due 12/01/22	450,000	441,348
Wyndham Worldwide Corp.
4.25% due 03/01/22	350,000	361,360
Macy's Retail Holdings, Inc.
3.88% due 01/15/22	250,000	264,254
Walgreen Co.
3.10% due 09/15/22	250,000	248,068
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.38% due 03/15/22	200,000	211,000
Toyota Motor Credit Corp.
3.30% due 01/12/22	200,000	209,179
Lowe's Companies, Inc.
3.12% due 04/15/22	200,000	205,578
NVR, Inc.
3.95% due 09/15/22	200,000	204,857

Guggenheim BulletShares 2022 Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.7% (continued)
Consumer, Cyclical - 4.4%
(continued)
Target Corp.
2.90% due 01/15/22	$200,000	$201,786
Total Consumer, Cyclical		2,347,430
Technology - 3.3%
Oracle Corp.
2.50% due 10/15/22	600,000	584,879
International Business Machines
Corp.
1.88% due 08/01/22	350,000	327,414
Intel Corp.
2.70% due 12/15/22	300,000	295,390
Hewlett-Packard Co.
4.05% due 09/15/221	200,000	211,665
Microsoft Corp.
2.13% due 11/15/22	200,000	193,098
Fidelity National Information
Services, Inc.
5.00% due 03/15/22	150,000	159,008
Total Technology		1,771,454
Utilities - 1.8%
NiSource Finance Corp.
6.13% due 03/01/22	250,000	297,089
Oncor Electric Delivery Company
LLC
7.00% due 09/01/22	200,000	257,958
Duke Energy Progress, Inc.
2.80% due 05/15/22	200,000	201,659
Sempra Energy
2.88% due 10/01/22	200,000	199,074
Total Utilities		955,780
Total Corporate Bonds
(Cost $51,419,894)		52,860,894
	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.2%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	104,500	104,500
Total Securities Lending Fund
(Cost $104,500)		104,500
Total Investments - 98.9%
(Cost $51,524,394)		$ 52,965,394
Other Assets & Liabilities, net - 1.1%		587,682
Total Net Assets - 100.0%	$ 53,553,076

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Securities lending collateral - See Note 4.

AG	Stock Corporation
BV	Limited Liability Company
N.V.	Publicly Traded Company
plc	Public Limited Company
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2022.

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 53.0%
Consumer, Non-cyclical
- 16.2%
Valeant Pharmaceuticals
International
6.88% due 12/01/181	$8,424,000	$8,803,079
6.75% due 10/01/171	4,766,000	4,962,598
Reynolds Group Holdings, Inc.
7.13% due 04/15/19	12,955,000	13,489,393
Reynolds Group Issuer
Incorporated / Reynolds Group
Issuer LLC / Reynolds Group
Issuer Lu
9.00% due 04/15/19	9,200,000	9,705,999
Bumble Bee Holdings, Inc.
9.00% due 12/15/171	6,116,000	6,498,250
Hertz Corp.
7.50% due 10/15/18	6,144,000	6,428,160
Pilgrim's Pride Corp.
7.88% due 12/15/18	5,570,000	5,890,275
ConvaTec Healthcare E SA
10.50% due 12/15/181	5,220,000	5,604,974
Jaguar Holding Company II /
Jaguar Merger Sub, Inc.
9.50% due 12/01/191	4,334,000	4,729,478
Constellation Brands, Inc.
8.38% due 12/15/14	4,334,000	4,426,098
NBTY, Inc.
9.00% due 10/01/18	3,138,000	3,287,055
Alere, Inc.
8.63% due 10/01/18	2,897,000	3,049,093
HealthSouth Corp.
7.25% due 10/01/18	2,221,000	2,315,393
Cardtronics, Inc.
8.25% due 09/01/18	1,278,000	1,330,718
Deluxe Corporation
5.13% due 10/01/14	489,000	490,834
Total Consumer, Non-
cyclical		81,011,397
Communications - 8.0%
MetroPCS Wireless, Inc.
7.88% due 09/01/18	8,369,000	8,738,282
DISH DBS Corp.
6.63% due 10/01/14	7,838,000	7,877,190
Virgin Media Finance PLC
8.38% due 10/15/19	4,704,000	4,939,200
Windstream Corp.
8.13% due 09/01/18	4,716,000	4,927,041
PAETEC Holding Corp.
9.88% due 12/01/18	4,445,000	4,755,039
Gannett Co., Inc.
7.13% due 09/01/18	2,484,000	2,578,702
8.75% due 11/15/14	1,742,000	1,766,824
West Corp.
7.88% due 01/15/19	2,305,000	2,424,572
Sinclair Television Group, Inc.
8.38% due 10/15/18	1,710,000	1,799,775
Total Communications		39,806,625
Consumer, Cyclical -
7.5%
Burger King Corp.
9.88% due 10/15/182	7,047,000	7,505,054
DineEquity, Inc.
9.50% due 10/30/18	5,572,000	5,929,165
Interface, Inc.
7.63% due 12/01/18	3,565,000	3,761,075
Academy Ltd.
9.25% due 08/01/191	3,338,000	3,596,695
Seneca Gaming Corp.
8.25% due 12/01/181	3,338,000	3,538,280
Scientific Games Corp.
8.13% due 09/15/18	2,686,000	2,652,425
L Brands, Inc.
5.25% due 11/01/14	2,399,000	2,413,994
Tenneco, Inc.
7.75% due 08/15/18	1,942,000	2,026,477
Rite Aid Corp.
10.25% due 10/15/19	1,444,000	1,532,445
Lennar Corp.
5.50% due 09/01/14	1,391,000	1,391,000
99 Cents Only Stores
11.00% due 12/15/19	1,061,000	1,172,405
Boyd Gaming Corp.
9.13% due 12/01/182	846,000	894,645
Boyd Acquisition Sub LLC /
Boyd Acquisition Finance Corp.
8.38% due 02/15/181	514,000	544,840
Marina District Finance Co.,
Inc.
9.88% due 08/15/182	414,000	437,288
Express, LLC / Express Finance
Corp.
8.75% due 03/01/18	88,000	92,576
Total Consumer, Cyclical		37,488,364
Energy - 6.5%
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/17	7,714,000	8,215,409
Carrizo Oil & Gas, Inc.
8.63% due 10/15/18	6,244,000	6,560,103
Regency Energy Partners, LP
6.88% due 12/01/18	5,600,000	5,859,000
Whiting Petroleum Corp.
6.50% due 10/01/18	4,737,000	4,902,795
Cloud Peak Energy Resources,
LLC / Cloud Peak Energy
Finance Corp.
8.50% due 12/15/19	3,734,000	3,958,040

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 53.0% (continued)
Energy - 6.5%
(continued)
Targa Resources Partners
Limited Partnership / Targa
Resources Partners Finance
Corp.
7.88% due 10/15/18	$2,726,000	$2,850,374
Total Energy		32,345,721
Industrial - 5.7%
Swift Services Holdings, Inc.
10.00% due 11/15/18	4,458,000	4,770,060
Ainsworth Lumber Co. Ltd.
7.50% due 12/15/171	4,321,000	4,537,050
Building Materials Corp. of
America
6.88% due 08/15/181	4,180,000	4,340,930
Koppers, Inc.
7.88% due 12/01/19	3,268,000	3,443,655
Nortek, Inc.
10.00% due 12/01/18	2,624,000	2,794,560
USG Corp.
8.38% due 10/15/181	2,464,000	2,585,968
Graphic Packaging
International
7.88% due 10/01/18	2,459,000	2,566,827
AM Castle & Co.
12.75% due 12/15/16	1,942,000	2,046,383
BWAY Holding Co.
10.00% due 06/15/18	1,428,000	1,499,400
Quality Distribution LLC / QD
Capital Corp.
9.88% due 11/01/18	–	–
Total Industrial		28,584,833
Financial - 4.7%
Ally Financial, Inc.
6.75% due 12/01/14	10,252,000	10,400,675
E*Trade Financial Corp.
6.00% due 11/15/17	4,666,000	4,846,808
Iron Mountain, Inc.
8.38% due 08/15/21	3,996,000	4,175,820
CBRE Services, Inc.
6.63% due 10/15/20	$3,862,000	$4,084,065
Total Financial		23,507,368
Basic Materials - 2.6%
Celanese US Holdings, LLC
6.63% due 10/15/18	5,762,000	5,988,158
Mercer International, Inc.
9.50% due 12/01/17	3,700,000	3,945,125
NOVA Chemicals Corp.
8.63% due 11/01/19	1,698,000	1,792,451
Tembec Industries, Inc.
11.25% due 12/15/18	946,000	1,013,403
Total Basic Materials Utilities - 1.0%		12,739,137
NRG Energy, Inc.
8.50% due 06/15/19	4,764,000	4,969,090
Technology - 0.8%
CDW LLC
8.00% due 12/15/18	3,732,000	3,974,580
Total Corporate Bonds
(Cost $263,768,984)		264,427,115
U.S. TREASURY BILLS† - 43.0%
United States Treasury Bill
0.00% due 10/23/14††	205,960,000	205,956,087
0.00% due 11/20/14††	8,000,000	7,999,848
Total United States Treasury
Bill		213,955,935
Total U.S. Treasury Bills
(Cost $213,954,061)		213,955,935
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	1,454,147	1,454,147
Total Securities Lending Fund
(Cost $1,454,147)		1,454,147
Total Investments - 96.3%
(Cost $479,177,192)		$ 479,837,197
Other Assets & Liabilities, net - 3.7%		18,245,839
Total Net Assets - 100.0%		$ 498,083,036

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$49,742,142 (cost $49,547,354), or 10.0% of total net assets.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Securities lending collateral - See Note 4.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2014.

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Consumer, Non-
cyclical - 23.9%
Reynolds Group Issuer
Incorporated / Reynolds
Group Issuer LLC / Reynolds
Group Issuer Lu
9.88% due 08/15/19	$20,404,000	$22,724,954
7.88% due 08/15/19	15,850,000	17,236,875
Valeant Pharmaceuticals
International, Inc.
7.50% due 07/15/21 1	12,151,000	13,290,155
6.75% due 08/15/18 1	11,901,000	12,763,823
7.00% due 10/01/20 1	7,823,000	8,351,053
Kinetics Concept, Inc. / KCI
USA, Inc.
10.50% due 11/01/18	16,718,000	18,703,262
12.50% due 11/01/19 2	3,790,000	4,334,812
CHS/Community Health
Systems, Inc.
8.00% due 11/15/19	17,956,000	19,572,039
United Rentals North
America, Inc.
5.75% due 07/15/18	8,583,000	9,076,523
8.38% due 09/15/20 2	8,289,000	9,076,455
HCA Holdings, Inc.
7.75% due 05/15/21	14,943,000	16,325,228
Hertz Corp.
6.75% due 04/15/19	12,231,000	12,888,415
Endo Finance LLC & Endo
Finco, Inc.
7.00% due 12/15/20 1	5,671,000	6,089,236
7.00% due 07/15/191	3,214,000	3,430,945
Tenet Healthcare Corp.
8.00% due 08/01/20	7,501,000	8,119,832
HCA, Inc.
6.38% due 01/15/15	7,249,000	7,375,858
Ceridian LLC
8.88% due 07/15/19 1	6,361,000	7,156,125
FTI Consulting, Inc.
6.75% due 10/01/20	5,641,000	5,979,460
Omnicare, Inc.
7.75% due 06/01/20	5,467,000	5,863,358
Fresenius US Finance II, Inc.
9.00% due 07/15/15 1	5,465,000	5,820,225
BI-LO LLC / BI-LO Finance
Corp.
9.25% due 02/15/19 1	5,515,000	5,749,388
Iron Mountain, Inc.
7.75% due 10/01/19	5,162,000	5,607,223
Hologic, Inc.
6.25% due 08/01/20	4,948,000	5,244,880
LifePoint Hospitals, Inc.
6.63% due 10/01/20	4,075,000	4,370,438
HealthSouth Corp.
8.13% due 02/15/20	3,189,000	3,396,285
Jarden Corp.
6.13% due 11/15/22	3,189,000	3,388,313
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
9.75% due 03/15/20	2,447,000	2,752,875
Alere, Inc.
7.25% due 07/01/18	2,160,000	2,289,600
United Surgical Partners
International, Inc.
9.00% due 04/01/20	1,288,000	1,413,580
DJO Finance LLC / DJO
Finance Corp.
8.75% due 03/15/18	672,000	717,360
RR Donnelley & Sons Co.
5.50% due 05/15/15 2	623,000	641,690
ResCare, Inc.
10.75% due 01/15/19	87,000	94,395
Total Consumer, Non-
cyclical		249,844,660
Consumer, Cyclical -
16.3%
Chrysler Group, LLC / CG Co.-
Issuer, Inc.
8.00% due 06/15/19	25,220,000	27,253,992
HD Supply, Inc.
8.13% due 04/15/19	12,434,000	13,615,229
11.50% due 07/15/20	542,000	638,883
Hanesbrands, Inc.
6.38% due 12/15/20	10,377,000	11,194,188
Goodyear Tire & Rubber Co.
8.25% due 08/15/20	10,035,000	10,963,238
Algeco Scotsman Global
Finance plc
8.50% due 10/15/18 1	9,500,000	9,927,500
Sally Holdings LLC / Sally
Capital, Inc.
6.88% due 11/15/19	8,437,000	9,133,053
MGM Resorts International
6.63% due 07/15/15	7,670,000	8,015,150
Rite Aid Corp.
8.00% due 08/15/20	6,878,000	7,540,008
AMC Entertainment, Inc.
9.75% due 12/01/20	6,628,000	7,473,070
Levi Strauss & Co.
7.63% due 05/15/20 2	6,334,000	6,793,215
United Airlines, Inc.
6.75% due 09/15/15 1	6,557,000	6,575,687
AmeriGas Partners, LP /
AmeriGas Finance Corp.
6.25% due 08/20/19	6,036,000	6,383,070
Tenneco, Inc.
6.88% due 12/15/20	5,815,000	6,316,544
Asbury Automotive Group,
Inc.
8.38% due 11/15/20	4,196,000	4,615,600
Lennar Corp.
5.60% due 05/31/15	4,252,000	4,400,820

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Cyclical -
16.3% (continued)
Tops Holding Corp. / Tops
Markets, LLC
8.88% due 12/15/17	$3,740,000	$4,011,150
Seven Seas Cruises S de RL
LLC
9.13% due 05/15/19	3,189,000	3,460,065
Mobile Mini, Inc.
7.88% due 12/01/20	3,114,000	3,378,690
Rivers Pittsburgh Borrower,
LP/Rivers Pittsburgh Finance
Corp.
9.50% due 06/15/19 1	3,119,000	3,368,520
Lear Corp.
8.13% due 03/15/20	2,996,000	3,183,250
Oshkosh Corp.
8.50% due 03/01/20	2,897,000	3,128,760
Pinnacle Entertainment, Inc.
8.75% due 05/15/20 2	1,855,000	1,998,762
7.50% due 04/15/21	907,000	977,293
Dana Holding Corp.
6.50% due 02/15/19	1,605,000	1,681,238
Meritor, Inc.
8.13% due 09/15/15	1,284,000	1,386,206
KB Home
6.25% due 06/15/15	919,000	953,463
Beazer Homes USA, Inc.
6.63% due 04/15/18	542,000	575,875
Allison Transmission, Inc.
7.13% due 05/15/19 1	242,000	257,125
Total Consumer, Cyclical		169,199,644
Communications -
14.4%
Intelsat Jackson Holdings
S.A.
7.25% due 10/15/20	17,016,000	18,249,659
7.25% due 04/01/19	13,206,000	13,981,853
Univision Communications,
Inc.
7.88% due 11/01/20 1	8,683,000	9,507,885
8.50% due 05/15/21 1	7,996,000	8,795,600
6.88% due 05/15/19 1	7,460,000	7,926,250
Level 3 Financing, Inc.
8.13% due 07/01/19	12,172,000	13,237,050
9.38% due 04/01/19	6,559,000	7,116,515
CCO Holdings LLC / CCO
Holdings Capital Corp.
7.38% due 06/01/20	8,347,000	9,035,627
8.13% due 04/30/20	7,570,000	8,137,749
Level 3 Communications, Inc.
11.88% due 02/01/19	6,878,000	7,557,203
8.88% due 06/01/19	5,045,000	5,473,825
Zayo Group LLC / Zayo
Capital, Inc.
8.13% due 01/01/20	8,588,000	9,296,510
DISH DBS Corp.
7.75% due 05/31/15	6,878,000	7,221,900
Unitymedia Hessen GmbH &
Co. KG / Unitymedia NRW
GmbH
7.50% due 03/15/19 1	5,945,000	6,316,563
Syniverse Holdings, Inc.
9.13% due 01/15/19	5,915,000	6,277,294
Windstream Corp.
7.75% due 10/15/20	4,825,000	5,223,063
Ymobile Corp.
8.25% due 04/01/18 1	4,200,000	4,473,000
Gannett Co., Inc.
6.38% due 09/01/15	1,605,000	1,690,065
New York Times Co.
5.00% due 03/15/15	196,000	199,675
Total Communications		149,717,286
Energy - 10.5%
Linn Energy LLC / Linn
Energy Finance Corp.
8.63% due 04/15/20	13,314,000	14,279,264
CONSOL Energy, Inc.
8.25% due 04/01/20	10,862,000	11,608,763
EP Energy LLC / Everest
Acquisition Finance, Inc.
6.88% due 05/01/19	8,633,000	9,150,979
Kodiak Oil & Gas Corp.
8.13% due 12/01/19	7,958,000	8,793,590
Precision Drilling Corp.
6.63% due 11/15/20	7,646,000	8,142,990
Range Resources Corp.
6.75% due 08/01/20	6,086,000	6,542,450
MarkWest Energy Partners,
LP / MarkWest Energy
Finance Corp.
6.75% due 11/01/20	5,950,000	6,396,249
Bill Barrett Corp.
7.63% due 10/01/19	5,515,000	5,845,900
Newfield Exploration Co.
6.88% due 02/01/20	5,448,000	5,747,640
Crestwood Midstream
Partners Limited Partnership
/ Crestwood Midstream
Finance Corp.
7.75% due 04/01/19	4,973,000	5,308,678
Chaparral Energy, Inc.
9.88% due 10/01/20	4,231,000	4,728,143
Berry Petroleum Co.
6.75% due 11/01/20	4,091,000	4,305,778
SandRidge Energy, Inc.
8.75% due 01/15/20	3,710,000	3,914,050
Hercules Offshore, Inc.
10.25% due 04/01/19 1	2,897,000	3,157,730
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19 2	2,974,000	3,122,700
Plains Exploration &
Production Co.
7.63% due 04/01/20	2,647,000	2,845,525

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Energy - 10.5%
(continued)
Continental Resources, Inc.
7.38% due 10/01/20	$1,856,000	$2,043,920
NGPL PipeCo LLC
9.63% due 06/01/19 1,2	1,013,000	1,111,768
Regency Energy Partners
Limited Partnership /
Regency Energy Finance
Corp.
8.38% due 06/01/19 1	1,000,000	1,080,000
Kinder Morgan, Inc.
5.15% due 03/01/15	963,000	983,464
Oasis Petroleum, Inc.
7.25% due 02/01/19	142,000	149,810
Total Energy		109,259,391
Industrial - 8.6%
CNH Industrial Capital LLC
3.88% due 11/01/15	8,253,000	8,418,060
Sealed Air Corp.
8.13% due 09/15/19 1	7,590,000	8,330,025
B/E Aerospace, Inc.
6.88% due 10/01/20	7,479,000	8,086,668
Manitowoc Co., Inc.
8.50% due 11/01/20	7,045,000	7,749,500
Huntington Ingalls Industries,
Inc.
6.88% due 03/15/18	6,939,000	7,355,340
Building Materials
Corporation of America
7.50% due 03/15/20 1	4,698,000	5,003,370
7.00% due 02/15/20 1	1,605,000	1,693,275
Ball Corp.
6.75% due 09/15/20	6,018,000	6,364,035
Ardagh Packaging Finance
plc
9.13% due 10/15/20 1	5,000,000	5,500,000
Lafarge S.A.
6.20% due 07/09/15 1	5,014,000	5,233,363
Alliant Techsystems, Inc.
6.88% due 09/15/20	4,708,000	5,102,295
Spirit AeroSystems, Inc.
6.75% due 12/15/20	4,690,000	4,994,850
Ardagh Packaging Finance
plc / Ardagh Holdings USA,
Inc.
9.13% due 10/15/20 1	4,000,000	4,380,000
Dynacast International LLC /
Dynacast Finance, Inc.
9.25% due 07/15/19	2,991,000	3,267,668
Esterline Technologies Corp.
7.00% due 08/01/20	2,742,000	2,947,650
Anixter, Inc.
5.95% due 03/01/15	2,101,000	2,145,646
Covanta Holding Corp.
7.25% due 12/01/20	1,455,000	1,578,675
Mueller Water Products, Inc.
8.75% due 09/01/20	1,383,000	1,517,843
Total Industrial		89,668,263
Basic Materials -
7.5%
ArcelorMittal
4.25% due 08/05/15	10,567,000	10,831,174
9.50% due 02/15/15	7,756,000	8,046,850
4.25% due 02/25/15	5,465,000	5,540,144
Novelis, Inc.
8.75% due 12/15/20	14,111,000	15,680,849
Huntsman International LLC
8.63% due 03/15/21	6,150,000	6,780,375
8.63% due 03/15/20	3,189,000	3,432,161
AK Steel Corp.
8.75% due 12/01/18	5,294,000	5,882,958
Steel Dynamics, Inc.
7.63% due 03/15/20	5,163,000	5,485,688
Thompson Creek Metals Co.,
Inc.
9.75% due 12/01/17	4,439,000	5,010,521
Edgen Murray Corp.
8.75% due 11/01/20 1	3,500,000	3,933,125
PolyOne Corp.
7.38% due 09/15/20	3,389,000	3,664,356
Essar Steel Algoma, Inc.
9.38% due 03/15/15 1,2	1,605,000	1,611,019
Ineos Finance plc
8.38% due 02/15/19 1	1,200,000	1,306,500
7.50% due 05/01/20 1	200,000	216,750
Taminco Global Chemical
Corp.
9.75% due 03/31/20 1	820,000	906,100
Total Basic Materials		78,328,570
Financial - 7.5%
Ally Financial, Inc.
8.30% due 02/12/15	17,895,000	18,465,402
4.63% due 06/26/15	14,754,000	15,159,735
CIT Group, Inc.
4.75% due 02/15/15 1	13,500,000	13,694,063
Realogy Group LLC
7.88% due 02/15/19 1,2	8,833,000	9,407,145
Kennedy-Wilson, Inc.
8.75% due 04/01/19	4,968,000	5,340,600
Nationstar Mortgage LLC /
Nationstar Capital Corp.
9.63% due 05/01/19 2	4,431,000	4,929,488
International Lease Finance
Corp.
8.63% due 09/15/15	3,400,000	3,652,875
Provident Funding
Associates, LP
10.13% due 02/15/19 1	3,000,000	3,243,750
Nuveen Investments, Inc.
5.50% due 09/15/15 2	3,068,000	3,163,875

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Financial - 7.5%
(continued)
Royal Bank of Scotland
Group plc
5.05% due 01/08/15	$692,000	$699,677
Springleaf Finance Corp.
5.40% due 12/01/15	121,000	125,991
Zions Bancorporation
6.00% due 09/15/15	104,000	108,275
Total Financial		77,990,876
Technology - 6.8%
Infor US, Inc.
9.38% due 04/01/19	10,328,000	11,399,530
11.50% due 07/15/18	6,317,000	7,114,521
CDW LLC / CDW Finance
Corp.
8.50% due 04/01/19	12,777,000	13,799,160
Freescale Semiconductor,
Inc.
10.75% due 08/01/20	5,294,000	5,968,985
8.05% due 02/01/20 2	5,438,000	5,873,040
SunGard Data Systems, Inc.
7.63% due 11/15/20	8,488,000	9,177,650
First Data Corp.
8.88% due 08/15/20 1	6,999,000	7,646,408
Epicor Software Corp.
8.63% due 05/01/19	6,000,000	6,465,000
Dell, Inc.
2.30% due 09/10/15	3,189,000	3,208,931
Total Technology		70,653,225
Utilities - 1.9%
NRG Energy, Inc.
8.25% due 09/01/20	13,367,000	14,536,613
AES Corp.
7.75% due 10/15/15	4,515,000	4,808,475
Total Utilities		19,345,088
Diversified - 0.4%
Leucadia National Corp.
8.13% due 09/15/15	4,102,000	4,384,013
Total Corporate Bonds
(Cost $1,009,663,517)		1,018,391,016
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.0%
BNY Mellon Securities
Lending Overnight Fund,
0.1074%	31,518,922	31,518,922
Total Securities Lending Fund
(Cost $31,518,922)		31,518,922
Total Investments - 100.8%
(Cost $1,041,182,439)		$ 1,049,909,938
Other Assets & Liabilities, net - (0.8)%		(8,835,370)
Total Net Assets - 100.0%		$ 1,041,074,568

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $197,253,471 (cost $196,929,227), or 18.9% of total net assets.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Securities lending collateral - See Note 4.

plc Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2015.

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.0%
Consumer, Cyclical -
18.7%
Chrysler Group, LLC / CG Co.-
Issuer, Inc.
8.25% due 06/15/21	$22,900,000	$25,705,249
HD Supply, Inc.
7.50% due 07/15/20	9,134,000	9,864,719
11.50% due 07/15/20	7,240,000	8,534,150
11.00% due 04/15/20	5,868,000	6,821,550
MGM Resorts International
7.50% due 06/01/16	3,735,000	4,071,149
10.00% due 11/01/16	2,740,000	3,171,550
6.88% due 04/01/161	1,770,000	1,907,175
Rite Aid Corp.
9.25% due 03/15/20	8,020,000	9,002,450
AmeriGas Finance LLC /
AmeriGas Finance Corp.
6.75% due 05/20/20	5,312,000	5,683,840
Jaguar Land Rover Automotive
plc
8.13% due 05/15/212	4,500,000	5,028,750
Wolverine World Wide, Inc.
6.13% due 10/15/20	4,250,000	4,542,188
Suburban Propane Partners, LP
/ Suburban Energy Finance
Corp.
7.38% due 08/01/21	3,869,000	4,197,865
Dana Holding Corp.
6.75% due 02/15/21	3,765,000	4,037,963
Boyd Gaming Corp.
9.00% due 07/01/20	3,708,000	4,000,005
Tempur Sealy International, Inc.
6.88% due 12/15/20	2,880,000	3,132,000
National CineMedia LLC
7.88% due 07/15/21	2,724,000	2,955,540
Sabre Holdings Corp.
8.35% due 03/15/16	2,400,000	2,604,000
Toys "R" US, Inc.
7.38% due 09/01/162	2,640,000	2,541,000
DR Horton, Inc.
6.50% due 04/15/16	2,200,000	2,362,250
Standard Pacific Corp.
10.75% due 09/15/16	1,675,000	1,959,750
AmeriGas Partners, LP /
AmeriGas Finance Corp.
6.50% due 05/20/21	1,763,000	1,868,780
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	1,400,000	1,512,000
Lennar Corp.
6.50% due 04/15/16	1,230,000	1,328,400
Quiksilver, Inc. / QS Wholesale,
Inc.
7.88% due 08/01/182	480,000	454,800
Icon Health & Fitness, Inc.
11.88% due 10/15/162	230,000	224,538
Mohawk Industries, Inc.
6.13% due 01/15/16	72,000	77,275
Total Consumer, Cyclical		117,588,936
Energy - 16.0%
EP Energy LLC / Everest
Acquisition Finance, Inc.
9.38% due 05/01/20	15,428,000	17,472,209
Samson Investment Co.
9.75% due 02/15/20	14,265,000	14,621,625
MarkWest Energy Partners, LP /
MarkWest Energy Finance Corp.
6.25% due 06/15/22	4,335,000	4,681,800
6.50% due 08/15/21	3,508,000	3,753,560
Atwood Oceanics, Inc.
6.50% due 02/01/20	6,000,000	6,390,000
Concho Resources, Inc.
7.00% due 01/15/21	5,270,000	5,757,475
Peabody Energy Corp.
7.38% due 11/01/16	5,180,000	5,626,775
Targa Resources Partners LP /
Targas Resources Finance Corp.
6.88% due 02/01/21	4,525,000	4,909,625
Kinder Morgan Finance Company
LLC
5.70% due 01/05/16	4,550,000	4,797,406
Midstates Petroleum Co., Inc. /
Midstates Petroleum Co., LLC
10.75% due 10/01/20	3,830,000	4,256,088
Pbf Holding Co. LLC 8.25%
2/15/2020
8.25% due 02/15/20	3,798,000	4,111,335
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	3,550,000	3,816,250
Chaparral Energy, Inc.
8.25% due 09/01/21	3,350,000	3,630,563
Oasis Petroleum, Inc.
6.50% due 11/01/21	3,367,000	3,611,108
Regency Energy Partners LP /
Regency Energy Finance Corp.
6.50% due 07/15/21	2,880,000	3,139,200
Denbury Resources, Inc.
6.38% due 08/15/21	2,640,000	2,831,400
Chesapeake Energy Corp.
3.25% due 03/15/16	2,200,000	2,208,250
Penn Virginia Resource Partners,
LP / Penn Virginia Resource
Finance Corp.
8.38% due 06/01/20	1,894,000	2,116,545
Quicksilver Resources, Inc.
7.13% due 04/01/161	1,870,000	1,224,850
CGG S.A.
6.50% due 06/01/21	1,000,000	930,000
Range Resources Corp.
5.75% due 06/01/21	480,000	514,800

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Energy - 16.0%
(continued)
SM Energy Co.
6.50% due 11/15/21	$283,000	$308,470
Total Energy		100,709,334
Industrial - 13.9%
Building Materials Corporation of
America
6.75% due 05/01/212	8,440,000	9,072,999
Berry Plastics Corp.
9.75% due 01/15/21	6,960,000	7,873,500
USG Corp.
6.30% due 11/15/16	3,925,000	4,199,750
7.88% due 03/30/202	3,070,000	3,357,813
Sealed Air Corp.
8.38% due 09/15/212	6,305,000	7,124,650
Crown Americas LLC / Crown
Americas Capital Corp. III
6.25% due 02/01/21	6,480,000	6,949,800
Nortek, Inc.
8.50% due 04/15/21	6,162,000	6,731,985
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	5,420,000	5,921,350
ADS Waste Holdings, Inc.
8.25% due 10/01/20	5,245,000	5,612,150
CNH Industrial Capital LLC
6.25% due 11/01/16	4,257,000	4,586,918
Louisiana-Pacific Corp.
7.50% due 06/01/20	3,830,000	4,193,850
Bombardier, Inc.
4.25% due 01/15/162	3,980,000	4,089,450
Owens-Brockway Glass Container,
Inc.
7.38% due 05/15/16	3,700,000	4,033,000
Hanson Ltd.
6.13% due 08/15/16	3,265,000	3,518,037
Summit Materials LLC / Summit
Materials Finance Corp.
10.50% due 01/31/20	2,949,000	3,288,135
Park-Ohio Industries, Inc.
8.13% due 04/01/21	2,412,000	2,659,230
CNH Industrial America LLC
7.25% due 01/15/16	2,010,000	2,145,675
Lafarge S.A.
6.50% due 07/15/16	1,010,000	1,097,113
Packaging Dynamics Corp.
8.75% due 02/01/162	380,000	390,925
Vulcan Materials Co.
6.50% due 12/01/16	320,000	351,400
Total Industrial		87,197,730
Consumer, Non-cyclical -
13.7%
United Rentals North America,
Inc.
7.38% due 05/15/20	6,570,000	7,194,150
8.25% due 02/01/21	6,180,000	6,828,900
Reynolds Group Issuer
Incorporated / Reynolds Group
Issuer LLC / Reynolds Group
Issuer Lu
6.88% due 02/15/21	9,000,000	9,686,249
9.88% due 08/15/19	500,000	556,875
Valeant Pharmaceuticals
International
6.38% due 10/15/202	8,100,000	8,505,000
HCA, Inc.
6.50% due 02/15/16	5,468,000	5,816,585
Hertz Corp.
7.38% due 01/15/21	4,698,000	5,050,350
Live Nation Entertainment, Inc.
7.00% due 09/01/202	4,511,000	4,883,158
Constellation Brands, Inc.
7.25% due 09/01/16	4,030,000	4,453,150
Endo Finance LLC & Endo Finco,
Inc.2
7.25% due 01/15/22	3,830,000	4,169,913
SUPERVALU, Inc.
8.00% due 05/01/16	3,623,000	3,967,185
Chiquita Brands International
Inc. / Chiquita Brands LLC
7.88% due 02/01/21	3,600,000	3,951,000
Spectrum Brands, Inc.
6.75% due 03/15/20	3,350,000	3,576,125
Symbion, Inc.
8.00% due 06/15/16	3,227,000	3,363,341
American Achievement Corp.
10.88% due 04/15/162	3,260,000	3,349,650
Prestige Brands, Inc.
8.13% due 02/01/20	2,880,000	3,139,200
Dean Foods Co.
7.00% due 06/01/16	1,990,000	2,139,250
Universal Health Services, Inc.
7.13% due 06/30/16	1,575,000	1,746,281
American Seafoods Group LLC /
American Seafoods Finance, Inc.
10.75% due 05/15/162	1,440,000	1,447,200
Elizabeth Arden, Inc.
7.38% due 03/15/211	1,440,000	1,357,200
RR Donnelley & Sons Co.
8.60% due 08/15/16	1,050,000	1,186,500
Total Consumer, Non-cyclical		86,367,262
Communications - 13.6%
Sprint Communications, Inc.
6.00% due 12/01/16	12,950,000	13,832,218
Intelsat Jackson Holdings S.A.
7.50% due 04/01/21	9,390,000	10,199,888
Level 3 Financing, Inc.
8.63% due 07/15/20	7,744,000	8,615,200
DISH DBS Corp.
7.13% due 02/01/16	7,520,000	8,046,400

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 98.0% (continued)
Communications - 13.6%
(continued)
Equinix, Inc.
7.00% due 07/15/21	$6,680,000	$7,314,600
UPCB Finance V Ltd.
7.25% due 11/15/212	6,555,000	7,210,500
AMC Networks, Inc.
7.75% due 07/15/21	6,055,000	6,713,481
Alcatel-Lucent USA, Inc.
8.88% due 01/01/202	5,200,000	5,811,000
Zayo Group LLC / Zayo Capital,
Inc.
10.13% due 07/01/20	4,940,000	5,637,775
Harron Communications,
LP/Harron Finance Corp.
9.13% due 04/01/202	3,475,000	3,918,063
T-Mobile USA, Inc.
6.54% due 04/28/20	3,643,000	3,838,811
Windstream Corp.
7.75% due 10/01/21	2,880,000	3,153,600
New York Times Co.
6.63% due 12/15/16	570,000	630,563
Clearwire Communications LLC /
Clearwire Finance, Inc.
14.75% due 12/01/162	330,000	417,450
Total Communications		85,339,549
Financial - 7.0%
Realogy Group LLC
7.63% due 01/15/202	5,570,000	6,099,150
9.00% due 01/15/201,2	2,880,000	3,232,800
Ally Financial, Inc.
3.50% due 07/18/16	5,660,000	5,815,651
3.13% due 01/15/16	3,060,000	3,121,200
MPT Operating Partnership, LP /
MPT Finance Corp.
6.88% due 05/01/21	4,450,000	4,806,000
E*TRADE Financial Corp.
6.75% due 06/01/16	4,220,000	4,541,775
iStar Financial, Inc.
3.88% due 07/01/161	2,400,000	2,430,000
5.88% due 03/15/16	1,290,000	1,360,950
Navient LLC
6.25% due 01/25/16	2,880,000	3,060,000
International Lease Finance Corp.
5.75% due 05/15/16	2,686,000	2,852,196
General Motors Financial Co., Inc.
2.75% due 05/15/16	2,690,000	2,721,540
Geo Group, Inc.
6.63% due 02/15/21	1,920,000	2,035,200
Realogy Group LLC / Sunshine
Group Florida Ltd.
3.38% due 05/01/162	1,920,000	1,953,600
Total Financial		44,030,062
Basic Materials - 5.5%
FQM Akubra, Inc.
8.75% due 06/01/202	7,190,000	8,124,699
ArcelorMittal
4.25% due 03/01/16	4,951,000	5,130,226
Steel Dynamics, Inc.
6.13% due 08/15/19	4,030,000	4,332,250
Ashland, Inc.
3.00% due 03/15/16	3,830,000	3,901,813
Kaiser Aluminum Corp.
8.25% due 06/01/20	3,145,000	3,526,331
Global Brass & Copper, Inc.
9.50% due 06/01/19	2,870,000	3,239,513
APERAM
7.38% due 04/01/162	2,965,000	3,034,678
Vedanta Resources plc
6.75% due 06/07/161,2	2,750,000	2,897,125
Stora Enso Oyj
6.40% due 04/15/162	500,000	542,500
Total Basic Materials		34,729,135
Technology - 5.0%
First Data Corp.
12.63% due 01/15/21	22,300,000	27,317,500
NXP BV / NXP Funding LLC
3.50% due 09/15/162	3,000,000	3,071,250
j2 Global, Inc.
8.00% due 08/01/20	960,000	1,053,600
Total Technology		31,442,350
Utilities - 4.6%
Sabine Pass LNG, LP
7.50% due 11/30/16	11,520,000	12,571,200
NRG Energy, Inc.
7.88% due 05/15/21	9,658,000	10,647,945
DPL, Inc.
6.50% due 10/15/16	3,930,000	4,185,450
AES Corp.
9.75% due 04/15/16	1,170,000	1,310,400
Total Utilities		28,714,995
Total Corporate Bonds
(Cost $612,308,143)		616,119,353
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.1%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	$ 7,016,000	$ 7,016,000
Total Securities Lending Fund
(Cost $7,016,000)		7,016,000
Total Investments - 99.1%
(Cost $619,324,143)		$ 623,135,353
Other Assets & Liabilities, net - 0.9%		5,566,515
Total Net Assets - 100.0%		$ 628,701,868

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$100,952,661 (cost $100,135,234), or 16.1% of total net assets.
3	Securities lending collateral - See Note 4.

Ojy	Public Traded Company
plc	Public Limited Company
S.A.	Corporation

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2016.

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Financial - 20.5%
Springleaf Finance Corp.
6.90% due 12/15/17	$11,700,000	$12,811,499
6.50% due 09/15/17	1,500,000	1,621,875
CIT Group, Inc.
4.25% due 08/15/17	8,292,000	8,623,679
5.00% due 05/15/17	5,250,000	5,558,437
Ally Financial, Inc.
5.50% due 02/15/17	4,500,000	4,812,188
6.25% due 12/01/17	3,900,000	4,304,625
2.75% due 01/30/17	2,700,000	2,723,625
8.00% due 12/31/18	300,000	351,563
General Motors Financial Co.
4.75% due 08/15/17	5,250,000	5,533,500
iStar Financial, Inc.
4.00% due 11/01/17	3,000,000	3,000,000
9.00% due 06/01/17	2,110,000	2,373,750
International Lease Finance
Corp.
8.75% due 03/15/17	3,250,000	3,727,344
8.88% due 09/01/17	1,000,000	1,165,000
SLM Corp.
6.00% due 01/25/17	2,500,000	2,693,750
4.63% due 09/25/17	500,000	520,000
Synovus Financial Corp.
5.13% due 06/15/17	3,120,000	3,213,600
Aircastle Ltd.
6.75% due 04/15/17	2,750,000	3,004,375
Crescent Resources, LLC /
Crescent Ventures, Inc.
10.25% due 08/15/171	2,500,000	2,762,500
Nuveen Investments, Inc.
9.13% due 10/15/17	2,280,000	2,457,840
AerCap Aviation Solutions BV
6.38% due 05/30/17	2,000,000	2,165,000
Ladder Capital Finance
Holdings LLLP / Ladder Capital
Finance Corp.
7.38% due 10/01/17	750,000	810,000
Total Financial		74,234,150
Communications -
17.3%
Sprint Nextel Corp.
8.38% due 08/15/17	6,000,000	6,862,500
9.13% due 03/01/17	4,750,000	5,426,874
Univision Communications,
Inc.
6.75% due 09/15/221	5,558,000	6,127,695
Windstream Corp.
7.88% due 11/01/17	5,100,000	5,820,375
Cablevision Systems Corp.
8.63% due 09/15/17	4,705,000	5,375,463
McClatchy Co. 9 12/15/2022
9.00% due 12/15/22	4,500,000	5,085,000
DISH DBS Corp.
4.63% due 07/15/17	4,450,000	4,650,250
Alcatel-Lucent USA, Inc.
4.63% due 07/01/171	3,500,000	3,570,000
Frontier Communications Corp.
8.25% due 04/15/17	2,500,000	2,856,250
Visant Corp.
10.00% due 10/01/17	2,500,000	2,331,250
Bankrate, Inc.
6.13% due 08/15/181	2,175,000	2,251,125
Spanish Broadcasting System,
Inc.
12.50% due 04/15/171	2,000,000	2,190,000
American Media, Inc.
11.50% due 12/15/172	2,000,000	2,157,500
Telesat Canada / Telesat LLC
6.00% due 05/15/171	1,864,000	1,920,852
CenturyLink, Inc.
5.15% due 06/15/17	1,750,000	1,876,875
Lamar Media Corp.
5.88% due 02/01/22	1,750,000	1,846,250
CenturyTel, Inc.
6.00% due 04/01/17	1,200,000	1,303,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/171	1,050,000	1,102,500
Knight Ridder, Inc.
5.75% due 09/01/172	250,000	278,750
Total Communications		63,033,009
Consumer, Cyclical -
14.9%
Caesars Entertainment
Operating Company, Inc.
11.25% due 06/01/17	6,750,000	5,585,624
AmeriGas Finance LLC /
AmeriGas Finance Corp.
7.00% due 05/20/22	5,043,000	5,496,870
Lennar Corp.
12.25% due 06/01/17	2,050,000	2,562,499
4.75% due 12/15/17	2,376,000	2,482,920
4.75% due 11/15/22	250,000	247,500
Goodyear Tire & Rubber Co.
7.00% due 05/15/22	3,700,000	4,051,500
MGM Resorts International
7.63% due 01/15/17	3,334,000	3,709,075
Toys "R" US Property Co. II, LLC
8.50% due 12/01/172	3,500,000	3,596,250
Levi Strauss & Co.
6.88% due 05/01/22	2,991,000	3,267,668
L Brands, Inc.
6.90% due 07/15/17	2,862,000	3,209,017
VWR Funding, Inc.
7.25% due 09/15/17	2,750,000	2,911,563
Schaeffler Finance BV
7.75% due 02/15/171	2,550,000	2,849,625
Palace Entertainment Holdings
LLC / Palace Entertainment
Holdings Corp.
8.88% due 04/15/171	2,483,000	2,586,976

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Consumer, Cyclical -
14.9% (continued)
Viking Cruises Ltd.
8.50% due 10/15/221	$2,000,000	$2,220,000
KB Home
9.10% due 09/15/17	1,825,000	2,121,563
Sally Holdings, LLC / Sally
Capital, Inc.
5.75% due 06/01/22	2,000,000	2,120,000
Sonic Automotive, Inc.
7.00% due 07/15/22	1,842,000	2,021,595
Toys "R" US, Inc.
10.38% due 08/15/172	1,250,000	1,096,875
Ryland Group
8.40% due 05/15/17	750,000	862,500
D.R. Horton, Inc.
4.75% due 05/15/17	700,000	740,250
Logan's Roadhouse, Inc.
10.75% due 10/15/17	550,000	423,500
Bon-Ton Department Stores,
Inc.
10.63% due 07/15/17	102,000	102,638
Tops Holding Corp. / Tops
Markets, LLC
8.88% due 12/15/17	2,000	2,145
Total Consumer, Cyclical		54,268,153
Consumer, Non-cyclical -
12.7%
United Rentals North Am
7.625 4/15/2022
7.63% due 04/15/22	6,550,000	7,385,124
Smithfield Foods, Inc.
6.63% due 08/15/22	2,500,000	2,762,500
7.75% due 07/01/17	1,746,000	1,979,440
H&E Equipment Services
7.00% due 09/01/22	3,600,000	3,951,000
Spectrum Brands, Inc.
6.63% due 11/15/22	3,505,000	3,811,688
Jarden Corp.
7.50% due 05/01/17	2,750,000	3,083,438
Fresenius Medical Care US
Finance, Inc.
6.88% due 07/15/17	2,357,000	2,633,948
DynCorp International, Inc.
10.38% due 07/01/172	2,712,000	2,583,180
Health Net, Inc.
6.38% due 06/01/17	2,250,000	2,441,250
Radiation Therapy Services,
Inc.
8.88% due 01/15/172	2,250,000	2,244,375
Constellation Brands, Inc.
7.25% due 05/15/17	1,850,000	2,082,314
Avis Budget Car Rental, LLC /
Avis Budget Finance, Inc.
4.88% due 11/15/17	2,000,000	2,075,000
RR Donnelley & Sons Co.
6.13% due 01/15/172	1,826,000	1,958,385
Service Corp. International
7.00% due 06/15/17	1,735,000	1,923,681
DJO Finance LLC / DJO
Finance Corp.
9.75% due 10/15/172	1,500,000	1,571,250
Simmons Foods, Inc.
10.50% due 11/01/171	1,000,000	1,067,500
Ashtead Capital, Inc.
6.50% due 07/15/221	750,000	819,375
Centene Corp.
5.75% due 06/01/17	750,000	806,250
Capella Healthcare, Inc.
9.25% due 07/01/17	750,000	787,500
Vantage Oncology LLC /
Vantage Oncology Finance Co.
9.50% due 06/15/171	500,000	481,250
Total Consumer, Non-
cyclical		46,448,448
Energy - 11.8%
Access Midstream Partners
Limited Partnership / ACMP
Finance Corp.
6.13% due 07/15/22	3,815,000	4,167,888
Chesapeake Energy
Corporation
6.50% due 08/15/17	3,250,000	3,603,600
Concho Resources, Inc.
6.50% due 01/15/22	3,000,000	3,300,000
Laredo Petroleum, Inc.
7.38% due 05/01/22	2,896,000	3,185,600
Oasis Petroleum, Inc.
6.88% due 01/15/23	2,643,000	2,894,084
Hercules Offshore, Inc.
8.75% due 07/15/211	2,680,000	2,720,200
EP Energy LLC/Everest Acquisition Finance
7.75 9/1/2022
7.75% due 09/01/22	2,385,000	2,689,088
Tesoro Corp.
4.25% due 10/01/17	2,500,000	2,612,500
El Paso LLC
7.00% due 06/15/17	2,000,000	2,270,000
Cimarex Energy Co.
5.88% due 05/01/22	2,000,000	2,210,000
SandRidge Energy, Inc.
8.13% due 10/15/22	2,000,000	2,135,000
NGPL Pipeco LLC
7.12% due 12/15/171	2,000,000	2,080,000
Swift Energy Co.
7.13% due 06/01/172	2,035,000	2,068,069
Penn Virginia Corp.
8.50% due 05/01/20	1,596,000	1,763,580
Chaparral Energy, Inc.
7.63% due 11/15/22	1,345,000	1,450,919
WPX Energy, Inc.
5.25% due 01/15/17	1,150,000	1,216,125

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Energy - 11.8%
(continued)
Pacific Rubiales Energy Corp.
7.25% due 12/12/21	$1,000,000	$1,115,000
English Midstream Partners, LP/EnLink Midstream Finance Corp.
7.13% due 06/01/22	906,000	1,050,960
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	526,250
Total Energy		43,058,863
Industrial - 10.8%
Case New Holland, Inc.
7.88% due 12/01/17	6,922,000	7,942,995
Associated Materials LLC
9.13% due 11/01/17	4,500,000	4,528,125
SPX Corp.
6.88% due 09/01/17	3,200,000	3,544,000
Abengoa Finance Sau
8.88% due 11/01/171	3,000,000	3,352,500
CNH Industrial Capital LLC
3.25% due 02/01/17	2,950,000	2,986,875
WireCo WorldGroup, Inc.
9.50% due 05/15/17	2,650,000	2,722,875
Beverage Packaging Holdings Luxembourg II/SA
6.00% due 06/15/171	2,500,000	2,543,750
International Wire Group
Holdings, Inc.
8.50% due 10/15/171	2,000,000	2,165,000
Hapag-Lloyd AG
9.75% due 10/15/171,2	2,000,000	2,120,000
Marquette Transportation
Company LLC / Marquette
Transportation Finance Corp.
10.88% due 01/15/17	1,589,000	1,674,409
Pactiv LLC
8.13% due 06/15/17	1,410,000	1,558,050
Norbord Delaware GP
7.70% due 02/15/171	1,250,000	1,400,000
Greif, Inc.
6.75% due 02/01/17	1,250,000	1,362,500
Sequa Corp.
7.00% due 12/15/171	1,330,000	1,303,400
Mueller Water Products, Inc.
7.38% due 06/01/17	304,000	310,080
Total Industrial		39,514,559
Basic Materials - 6.2%
ArcelorMittal
5.00% due 02/25/17	6,534,000	6,852,533
Ryerson, Inc. / Joseph T
Ryerson & Son, Inc.
9.00% due 10/15/17	3,244,000	3,462,970
United States Steel
Corporation
6.05% due 06/01/172	2,600,000	2,814,500
Steel Dynamics, Inc.
6.38% due 08/15/22	2,500,000	2,687,500
Novelis, Inc.
8.38% due 12/15/17	2,500,000	2,646,875
Commercial Metals Co.
6.50% due 07/15/17	2,050,000	2,244,750
American Gilsonite Co.
11.50% due 09/01/171	1,076,000	1,172,840
Evraz Group SA
7.40% due 04/24/171	500,000	495,625
Sappi Papier Holding GmbH
7.75% due 07/15/171	250,000	274,375
Total Basic Materials		22,651,968
Utilities - 2.7%
Calpine Corp.
7.88% due 01/15/231	5,514,000	6,148,110
AES Corp.
8.00% due 10/15/17	3,321,000	3,835,755
Total Utilities		9,983,865
Technology - 0.9%
Unisys Corp.
6.25% due 08/15/17	1,750,000	1,868,125
Aspect Software, Inc.
10.63% due 05/15/17	1,500,000	1,537,500
Total Technology		3,405,625
Total Corporate Bonds
(Cost $356,267,044)		356,598,640
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.1%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	11,332,372	11,332,372
Total Securities Lending Fund
(Cost $11,332,372)		11,332,372
Total Investments - 100.9%
(Cost $367,599,416)		$ 367,931,012
Other Assets & Liabilities, net - (0.9)%		(3,252,469)
Total Net Assets - 100.0%		$ 364,678,543

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$59,298,038 (cost $59,096,735), or 16.3% of total net assets.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Securities lending collateral - See Note 4.

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2017.

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS††† - 0.0%**
CEVA Group*,1	90	$ 113,932
Total Common Stocks
(Cost $120,716)		113,932
PREFERRED STOCKS††† - 0.1%
CEVA Group *,1	194	246,634
Total Preferred Stocks
(Cost $261,320)		246,634
	Face
	Amount	Value
CORPORATE BONDS†† - 97.7%
Financial - 16.6%
CIT Group, Inc.
5.25% due 03/15/18	5,018,000	5,369,259
6.63% due 04/01/182	2,750,000	3,076,563
Navient LLC
8.45% due 06/15/18	4,875,000	5,685,225
Ally Financial, Inc.
4.75% due 09/10/18	3,000,000	3,164,999
8.00% due 12/31/18	2,059,000	2,412,891
General Motors Financial
Company, Inc.
3.25% due 05/15/18	2,900,000	2,928,999
6.75% due 06/01/18	1,762,000	1,984,453
iStar Financial, Inc.
4.88% due 07/01/18	1,750,000	1,750,000
7.13% due 02/15/18	1,500,000	1,635,000
International Lease Finance
Corp.
3.88% due 04/15/18	2,750,000	2,799,844
TMX Finance LLC / TitleMax
Finance Corp.
8.50% due 09/15/182	2,500,000	2,656,250
KCG Holdings, Inc.
8.25% due 06/15/182	2,000,000	2,130,000
Aircastle Ltd.
4.63% due 12/15/18	2,000,000	2,065,000
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50% due 08/01/18	2,000,000	2,030,000
American Capital Ltd.
6.50% due 09/15/182	1,500,000	1,582,500
Oxford Finance LLC / Oxford
Finance Company-Issuer, Inc.
7.25% due 01/15/182	1,250,000	1,309,375
GFI Group, Inc.
10.38% due 07/19/18	1,000,000	1,228,750
Rialto Holdings LLC / Rialto
Corp.
7.00% due 12/01/182	1,000,000	1,041,875
Total Financial		44,850,983
Consumer, Non-cyclical -
14.7%
CHS/Community Health
Systems, Inc.
5.13% due 08/15/18	5,450,000	5,681,625
Tenet Healthcare Corp.
6.25% due 11/01/18	3,815,000	4,172,656
DJO Finance LLC / DJO
Finance Corp.
9.88% due 04/15/18	1,775,000	1,905,906
7.75% due 04/15/18	1,500,000	1,567,500
Reynolds Group Issuer
Incorporated / Reynolds Group
Issuer LLC / Reynolds Group
Issuer
8.50% due 05/15/18	3,263,000	3,417,993
Marfrig Holding Europe BV
8.38% due 05/09/182	2,700,000	2,882,250
HCA, Inc.
8.00% due 10/01/18	2,350,000	2,755,375
Ahern Rentals, Inc.
9.50% due 06/15/182,3	1,980,000	2,182,950
Central Garden and Pet Co.
8.25% due 03/01/183	2,100,000	2,176,125
Service Corporation
International
7.63% due 10/01/18	1,851,000	2,142,533
Fresenius Medical Care US
Finance, Inc.
6.50% due 09/15/182	1,600,000	1,792,000
Harland Clarke Holdings Corp.
9.75% due 08/01/182	1,500,000	1,636,875
RR Donnelley & Sons Co.
7.25% due 05/15/18	1,402,000	1,587,765
Hertz Corp.
4.25% due 04/01/18	1,300,000	1,313,000
Speedy Cash Intermediate
Holdings Corp.
10.75% due 05/15/182	1,250,000	1,290,625
Armored Autogroup, Inc.
9.25% due 11/01/183	970,000	1,008,800
NES Rentals Holdings, Inc.
7.88% due 05/01/182	940,000	1,003,450
Mallinckrodt International
Finance S.A.
3.50% due 04/15/18	990,000	977,625
Hanger, Inc.
7.13% due 11/15/18	220,000	228,800
Total Consumer, Non-
cyclical		39,723,853
Communications -
14.2%
Sprint Nextel Corp.
9.00% due 11/15/182	9,452,000	11,259,695
DISH DBS Corp.
4.25% due 04/01/18	4,250,000	4,361,562
CSC Holdings LLC
7.63% due 07/15/18	2,100,000	2,407,125
7.88% due 02/15/18	1,500,000	1,719,375
Cablevision Systems Corp.
7.75% due 04/15/18	2,854,000	3,185,777
Nara Cable Funding Ltd.
8.88% due 12/01/182	2,950,000	3,130,688

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Communications -
14.2% (continued)
Frontier Communications Corp.
8.13% due 10/01/18	$2,325,000	$2,716,763
inVentiv Health, Inc.
9.00% due 01/15/182	2,500,000	2,625,000
Intelsat Luxembourg S.A.
6.75% due 06/01/18	2,000,000	2,105,000
IAC
4.88% due 11/30/18	2,000,000	2,085,000
T-Mobile USA, Inc.
5.25% due 09/01/183	2,000,000	2,070,000
Cincinnati Bell, Inc.
8.75% due 03/15/18	408,000	427,890
Total Communications		38,093,875
Consumer, Cyclical -
14.0%
General Motors Co.
3.50% due 10/02/18	3,750,000	3,848,438
Party City Holdings, Inc.
8.88% due 08/01/20	2,900,000	3,211,750
Lennar Corp.
6.95% due 06/01/18	1,410,000	1,565,100
4.13% due 12/01/18	1,500,000	1,522,500
Standard Pacific Corp.
8.38% due 05/15/18	2,000,000	2,329,999
Pittsburgh Glass Works LLC
8.00% due 11/15/182	2,000,000	2,145,000
US Airways Group, Inc.
6.13% due 06/01/18	2,000,000	2,095,000
Chassix, Inc.
9.25% due 08/01/182	2,000,000	2,080,000
Jaguar Land Rover Automotive
plc
4.13% due 12/15/182	2,000,000	2,040,000
MGM Resorts International
11.38% due 03/01/18	1,600,000	2,028,000
NAI Entertainment Holdings /
NAI Entertainment Holdings
Finance Corp.
5.00% due 08/01/182	1,750,000	1,806,875
United Continental Holdings,
Inc.
6.38% due 06/01/18	1,600,000	1,692,000
Building Materials Holding
Corp.
9.00% due 09/15/182	1,500,000	1,627,500
DR Horton, Inc.
3.63% due 02/15/18	1,550,000	1,579,063
Accuride Corp.
9.50% due 08/01/183	1,500,000	1,573,125
NCL Corporation Ltd.
5.00% due 02/15/18	1,500,000	1,541,250
KB Home
7.25% due 06/15/18	1,393,000	1,539,265
Landry's Holdings II, Inc.
10.25% due 01/01/182	1,000,000	1,047,500
New Academy Finance
Company LLC / New Academy
Finance Corp.
8.00% due 06/15/182	1,000,000	1,020,000
Toys R Us, Inc.
7.38% due 10/15/18	900,000	708,750
AutoNation, Inc.
6.75% due 04/15/18	550,000	632,156
JC Penney Corporation, Inc.
5.75% due 02/15/183	100,000	96,500
Total Consumer, Cyclical		37,729,771
Basic Materials - 12.8%
ArcelorMittal
6.13% due 06/01/18	5,095,000	5,559,918
Hexion US Finance Corporation
/ Hexion Nova Scotia Finance
ULC
8.88% due 02/01/18	3,810,000	3,962,400
Vedanta Resources plc
9.50% due 07/18/182	2,500,000	2,925,000
INEOS Group Holdings S.A.
6.13% due 08/15/182	2,750,000	2,849,688
Ashland, Inc.
3.88% due 04/15/18	2,750,000	2,829,062
Commercial Metals Co.
7.35% due 08/15/18	2,300,000	2,610,499
United States Steel Corp.
7.00% due 02/01/183	2,055,000	2,265,638
Aleris International, Inc.
7.63% due 02/15/18	1,893,000	1,975,819
Magnetation LLC / Mag
Finance Corp.
11.00% due 05/15/182	1,500,000	1,635,000
PQ Corp.
8.75% due 05/01/182	1,500,000	1,614,375
Rain CII Carbon LLC / CII
Carbon Corp.
8.00% due 12/01/182	1,500,000	1,567,500
APERAM
7.75% due 04/01/182	1,250,000	1,317,188
Ryerson Incorporated / Joseph
T Ryerson & Son Inc
11.25% due 10/15/18	1,000,000	1,115,000
Cornerstone Chemical Co.
9.38% due 03/15/182	1,000,000	1,060,000
Xerium Technologies, Inc.
8.88% due 06/15/18	500,000	530,938
Thompson Creek Metals
Company, Inc.
7.38% due 06/01/183	500,000	502,500
Total Basic Materials		34,320,525
Energy - 11.2%
Peabody Energy Corp.
6.00% due 11/15/18	5,000,000	5,175,000
Chesapeake Energy Corp.
7.25% due 12/15/18	2,682,000	3,131,235

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.7% (continued)
Energy - 11.2%
(continued)
Kinder Morgan Finance
Company LLC
6.00% due 01/15/182	$2,600,000	$2,908,750
EXCO Resources, Inc.
7.50% due 09/15/18	2,750,000	2,736,250
EPL Oil & Gas, Inc.
8.25% due 02/15/18	2,292,000	2,440,980
Alta Mesa Holdings, LP / Alta
Mesa Finance Services Corp.
9.63% due 10/15/18	2,000,000	2,110,000
Ultra Petroleum Corp.
5.75% due 12/15/182	2,000,000	2,067,500
El Paso LLC
7.25% due 06/01/18	1,700,000	1,972,000
Gastar Exploration, Inc.
8.63% due 05/15/18	1,500,000	1,560,000
Exterran Holdings, Inc.
7.25% due 12/01/18	1,400,000	1,466,500
Alpha Natural Resources, Inc.
9.75% due 04/15/183	1,250,000	1,128,125
First Wind Capital LLC
10.25% due 06/01/182	1,000,000	1,070,000
Natural Resource Partners
Limited Partnership / NRP
Finance Corp.
9.13% due 10/01/18	1,000,000	1,052,500
Newfield Exploration Co.
7.13% due 05/15/18	600,000	618,750
NuStar Logistics, LP
8.15% due 04/15/18	500,000	578,750
Total Energy		30,016,340
Industrial - 9.1%
Tervita Corp.
8.00% due 11/15/182	2,500,000	2,606,250
10.88% due 02/15/182,3	1,000,000	1,041,250
Bombardier, Inc.
7.50% due 03/15/182	2,750,000	3,080,000
JMC Steel Group, Inc.
8.25% due 03/15/182	2,650,000	2,693,063
CNH Industrial Capital LLC
3.63% due 04/15/18	2,500,000	2,531,250
USG Corp.
9.75% due 01/15/18	2,100,000	2,483,250
Wise Metals Group LLC / Wise
Alloys Finance Corp.
8.75% due 12/15/182	2,000,000	2,170,000
Vulcan Materials Co.
7.00% due 06/15/18	1,625,000	1,844,375
Owens-Illinois, Inc.
7.80% due 05/15/18	1,500,000	1,732,500
Flexi-Van Leasing, Inc.
7.88% due 08/15/182	1,250,000	1,325,000
US Concrete, Inc.
8.50% due 12/01/18	1,000,000	1,085,000
Aguila 3 S.A.
7.88% due 01/31/182	1,000,000	1,042,500
Nuverra Environmental
Solutions, Inc.
9.88% due 04/15/18	750,000	746,250
Quality Distribution LLC / QD
Capital Corp.
9.88% due 11/01/183	88,000	93,720
Total Industrial		24,474,408
Technology - 2.8%
NXP BV / NXP Funding LLC
3.75% due 06/01/182	2,500,000	2,525,000
Dell, Inc.
5.65% due 04/15/18	2,000,000	2,112,500
BMC Software, Inc.
7.25% due 06/01/18	1,250,000	1,265,625
Amkor Technology, Inc.
7.38% due 05/01/183	1,000,000	1,042,500
SunGard Data Systems, Inc.
7.38% due 11/15/18	491,000	513,709
Total Technology		7,459,334
Utilities - 2.3%
NRG Energy, Inc.
7.63% due 01/15/18	4,005,000	4,519,643
IPALCO Enterprises, Inc.
5.00% due 05/01/18	1,300,000	1,384,500
CMS Energy Corp.
5.05% due 02/15/18	250,000	276,827
Total Utilities		6,180,970
Total Corporate Bonds
(Cost $260,524,364)		262,850,059
	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 3.3%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	8,809,328	8,809,328
Total Securities Lending Fund
(Cost $8,809,328)		8,809,328
Total Investments - 101.1%
(Cost $269,715,728)		$ 272,019,953
Other Assets & Liabilities, net - (1.1)%		(2,909,446)
Total Net Assets - 100.0%		$ 269,110,507

*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.

1	Security was fair valued by the Valuation Committee at August 31, 2014. The total market value of fair valued securities amounts to $360,566, (cost $382,036) or 0.1% of total net assets.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$86,865,035 (cost $86,241,363), or 32.3% of total net assets.
3	All or portion of this security is on loan at August 31, 2014 - See Note 4.
4	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2018.

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.9%
Communications - 21.1%
Numericable Group S.A.
4.88% due 05/15/191	$1,700,000	$1,727,625
Sprint Capital Corp.
6.90% due 05/01/19	1,350,000	1,456,313
Avaya, Inc.
7.00% due 04/01/191	850,000	850,000
9.00% due 04/01/191	300,000	312,750
Clear Channel
Communications, Inc.
9.00% due 12/15/19	1,100,000	1,142,625
DISH DBS Corp.
7.88% due 09/01/19	950,000	1,104,375
Hughes Satellite Systems Corp.
6.50% due 06/15/19	900,000	994,500
T-Mobile USA, Inc.
6.46% due 04/28/19	900,000	940,499
Gannett Co., Inc.
5.13% due 10/15/191	660,000	678,149
CSC Holdings, LLC
8.63% due 02/15/19	550,000	648,313
Nokia Corp.
5.38% due 05/15/19	550,000	591,250
Starz LLC / Starz Finance Corp.
5.00% due 09/15/19	550,000	569,250
CCO Holdings, LLC / CCO
Holdings Capital Corp.
7.00% due 01/15/19	500,000	525,600
WideOpenWest Finance LLC /
WideOpenWest Capital Corp.
10.25% due 07/15/19	350,000	392,000
SBA Communications Corp.
5.63% due 10/01/19	300,000	315,750
Cumulus Media Holdings
7.75% due 05/01/19	300,000	312,375
Citizens Communications
Company
7.13% due 03/15/19	200,000	223,000
CenturyLink, Inc.
6.15% due 09/15/19	200,000	219,500
ONO Finance II PLC
10.88% due 07/15/191	200,000	217,240
GCI, Inc. 11/15/2019
8.63% due 11/15/19	200,000	210,000
EarthLink Holdings Corp.
8.88% due 05/15/192	200,000	205,500
Vimpelcom Holdings
5.20% due 02/13/191	200,000	190,332
Townsquare Radio LLC/, Inc. 9
4/1/2019
9.00% due 04/01/191	100,000	109,250
Total Communications		13,936,196
Energy - 15.9%
Linn Energy LLC / Linn Energy
Finance Corp.
6.25% due 11/01/19	1,100,000	1,141,250
Whiting Petroleum Corp.
5.00% due 03/15/19	900,000	953,999
Chesapeake Oilfield Operating
LLC / Chesapeake Oilfield
Finance, Inc.
6.63% due 11/15/19	550,000	591,250
Basic Energy Services, Inc.
7.75% due 02/15/19	550,000	583,000
Linn Energy, LLC / Linn Energy
Finance Corp.
6.50% due 05/15/19	550,000	568,906
W&T Offshore, Inc.
8.50% due 06/15/19	509,000	547,175
Pacific Rubiales Energy Corp.
5.38% due 01/26/191	500,000	521,250
Comstock Resources, Inc. 7.75
4/1/2019
7.75% due 04/01/19	457,000	490,133
Regency Energy Partners, LP /
Regency Energy Finance Corp.
8.38% due 06/01/191	450,000	486,000
Arch Coal, Inc.
8.00% due 01/15/191,2	500,000	483,750
Clayton Williams Energy, Inc.
7.75% due 04/01/19	450,000	477,000
EV Energy Partners LP/EV Energy Finance Corp.
8.00% due 04/15/19	450,000	468,000
Energy XXI Gulf Coast, Inc.
7.75% due 06/15/19	444,000	466,200
SM Energy Co.
6.63% due 02/15/19	390,000	409,500
ContourGlobal Power Holdings
S.A.
7.13% due 06/01/191	400,000	405,000
Quicksilver Resources, Inc.
11.00% due 07/01/21	200,000	175,000
9.13% due 08/15/192	200,000	168,000
NGPL PipeCo LLC
9.63% due 06/01/191,2	250,000	274,375
Rockies Express Pipeline LLC
6.00% due 01/15/191	250,000	266,875
Forest Oil Corporation
7.25% due 06/15/192	253,000	244,461
Goodrich Petroleum Corp.
8.88% due 03/15/192	200,000	211,000
Penn Virginia Corp.
7.25% due 04/15/19	200,000	208,500
Forbes Energy Services Ltd.
9.00% due 06/15/19	128,000	131,840
SEACOR Holdings, Inc.
7.38% due 10/01/19	100,000	111,500

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Energy - 15.9%
(continued)
SunCoke Energy, Inc.
7.63% due 08/01/19	$37,000	$39,155
Total Energy		10,423,119
Financial - 13.3%
CIT Group, Inc.
5.50% due 02/15/191	1,350,000	1,460,531
3.88% due 02/19/19	700,000	710,500
International Lease Finance
Corp.
6.25% due 05/15/19	850,000	944,520
5.88% due 04/01/19	600,000	657,750
SLM Corp.
5.50% due 01/15/19	1,000,000	1,065,000
iStar Financial, Inc.
5.00% due 07/01/19	750,000	753,750
E*TRADE Financial Corp.
6.38% due 11/15/19	615,000	662,663
Ally Financial, Inc.
3.50% due 01/27/19	550,000	555,500
AerCap Ireland Capital Limited
/ AerCap Global Aviation Trust
3.75% due 05/15/191	500,000	504,375
Realogy Group LLC / Realogy
Company-Issuer Corp.
4.50% due 04/15/191,2	500,000	502,500
Aircastle Ltd.
6.25% due 12/01/19	450,000	489,375
Synovus Financial Corp.
7.88% due 02/15/19	200,000	227,000
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	200,000	208,000
Total Financial		8,741,464
Industrial - 11.6%
Florida East Coast Holdings
Corp.
6.75% due 05/01/191	800,000	846,000
Trinseo Materials Operating
SCA / Trinseo Materials
Finance, Inc.
8.75% due 02/01/19	738,000	793,350
PHI, Inc.
5.25% due 03/15/19	750,000	761,250
Viasystems, Inc.
7.88% due 05/01/191	700,000	728,000
Navios Maritime Holdings
Inc. Navios Maritime
Finance II US Inc
8.13% due 02/15/192,3	500,000	521,875
Kratos Defense & Security
Solutions, Inc.
7.00% due 05/15/19	500,000	517,500
Bombardier, Inc.
4.75% due 04/15/191	500,000	506,875
Sanmina Corp.
4.38% due 06/01/191	500,000	505,000
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
6.25% due 01/31/191	450,000	455,625
LSB Industries, Inc.
7.75% due 08/01/19	300,000	329,250
Polymer Group, Inc.
7.75% due 02/01/19	270,000	285,863
Anixter, Inc.
5.63% due 05/01/19	250,000	265,000
Unifrax I LLC / Unifrax Holding
Co.
7.50% due 02/15/191	240,000	248,400
Greif, Inc.
7.75% due 08/01/19	200,000	230,000
Cleaver-Brooks, Inc.
8.75% due 12/15/191	200,000	223,000
Rexel SA
6.13% due 12/15/191	200,000	209,500
Casella Waste Systems, Inc.
7.75% due 02/15/19	200,000	207,000
Total Industrial		7,633,488
Consumer, Cyclical -
11.6%
Beazer Homes USA, Inc.
5.75% due 06/15/19	855,000	850,725
9.13% due 05/15/19	100,000	106,125
L Brands, Inc.
8.50% due 06/15/19	550,000	665,500
MGM Resorts International
8.63% due 02/01/19	550,000	650,375
Weyerhaeuser Real Estate Co.
4.38% due 06/15/191	500,000	501,875
KB Home
4.75% due 05/15/19	500,000	501,250
Guitar Center, Inc.
6.50% due 04/15/191	500,000	476,250
Lennar Corp.
4.50% due 06/15/19	450,000	460,125
DR Horton, Inc.
3.75% due 03/01/19	450,000	452,250
Algeco Scotsman Global Finance
10.75 10/15/2019
10.75% due 10/15/191	400,000	401,000
Isle of Capri Casinos
7.75% due 03/15/19	300,000	318,750
Sabre GLBL, Inc.
8.50% due 05/15/191	290,000	318,275
American Axle &
Manufacturing, Inc.
7.75% due 11/15/192	200,000	228,500
Radio Systems Corp.
8.38% due 11/01/191	200,000	220,750
Air Canada
6.75% due 10/01/191	200,000	215,750
Felcor Lodging, LP
6.75% due 06/01/19	200,000	212,000

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.9% (continued)
Consumer, Cyclical -
11.6% (continued)
Commercial Vehicle Group, Inc.
7.88% due 04/15/192	$200,000	$209,000
American Axle & Manufacturing, Inc.
5.13% due 02/15/19	200,000	207,000
Jo-Ann Stores, Inc.
8.13% due 03/15/191	200,000	197,000
Carmike Cinemas, Inc.
7.38% due 05/15/19	100,000	108,125
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	105,750
Speedway Motorsports, Inc.
6.75% due 02/01/19	100,000	105,250
Vail Resorts, Inc.
6.50% due 05/01/19	98,000	102,839
Total Consumer, Cyclical		7,614,464
Consumer, Non-cyclical -
10.9%
Tenet Healthcare Corp.
5.00% due 03/01/192	1,000,000	1,015,000
HCA, Inc.
3.75% due 03/15/19	1,000,000	1,010,000
Fresenius Medical Care US
Finance II, Inc.
5.63% due 07/31/191	750,000	811,875
Laureate Education, Inc.
9.25% due 09/01/191	700,000	721,000
APX Group, Inc.
6.38% due 12/01/19	650,000	663,000
IASIS Healthcare LLC / IASIS
Capital Corp.
8.38% due 05/15/19	550,000	584,375
RR Donnelley & Sons Co.
8.25% due 03/15/19	450,000	535,500
PHH Corp.
7.38% due 09/01/19	300,000	330,000
SFX Entertainment, Inc.
9.63% due 02/01/191	250,000	256,250
Forest Laboratories, Inc.
4.38% due 02/01/191	200,000	215,659
Great Lakes Dredge&Dock Corp.
7.38% due 02/01/19	200,000	208,500
Modular Space Corp.
10.25% due 01/31/191	200,000	208,000
Dole Food Co., Inc.
7.25% due 05/01/191	200,000	201,750
BakerCorp International, Inc.
8.25% due 06/01/19	200,000	201,000
Teleflex, Inc.
6.88% due 06/01/19	121,000	128,563
Del Monte Corp.
7.63% due 02/15/19	68,000	70,295
Total Consumer, Non-
cyclical		7,160,767
Technology - 5.9%
First Data Corp.
7.38% due 06/15/191	1,200,000	1,284,000
SunGard Data Systems, Inc.
6.63% due 11/01/19	600,000	631,500
Dell, Inc.
5.88% due 06/15/19	585,000	622,294
Sophia, LP / Sophia Finance,
Inc.
9.75% due 01/15/191	450,000	491,625
Advanced Micro Devices, Inc.
6.75% due 03/01/191	400,000	421,000
iGATE Corp.
4.75% due 04/15/191	400,000	403,000
Total Technology		3,853,419
Basic Materials - 5.6%
ArcelorMittal
10.35% due 06/01/19	1,100,000	1,390,125
Vedanta Resources PLC
6.00% due 01/31/191,2	800,000	836,000
KGHM International Ltd.
7.75% due 06/15/191	475,000	512,406
INEOS Group Holdings S.A.
5.88% due 02/15/191	400,000	411,000
Kraton Polymers LLC / Kraton
Polymers Capital Corp.
6.75% due 03/01/19	300,000	315,563
First Quantum Minerals L
7.25% due 10/15/191	200,000	212,500
Total Basic Materials		3,677,594
Diversified - 1.2%
Harbinger Group, Inc.
7.88% due 07/15/19	750,000	817,500
Utilities - 0.8%
NGL Energy Partners Limited
Partnership / NGL Energy
Finance Corp.
5.13% due 07/15/191	500,000	507,500
Total Corporate Bonds
(Cost $64,118,159)		64,365,511

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.3%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	$ 2,811,683	$2,811,683
Total Securities Lending Fund
(Cost $2,811,683)	$ 2,811,683
Total Investments - 102.2%
(Cost $66,929,842)	$ 67,177,194
Other Assets & Liabilities, net - (2.2)%	(1,473,309)
Total Net Assets - 100.0%	$ 65,703,885

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$24,069,367 (cost $24,026,187), or 36.6% of total net assets.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Securities lending collateral - See Note 4.

plc	Public Limited Company

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2019.

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8%
Consumer, Non-cyclical -
22.1%
HCA, Inc.
6.50% due 02/15/20	$700,000	$784,874
7.25% due 09/15/20	200,000	213,000
Reynolds Group Issuer
Incorporated / Reynolds Group
Issuer LLC / Reynolds Group
Issuer Lu
5.75% due 10/15/20	900,000	944,999
Valeant Pharmaceuticals
International
6.38% due 10/15/201	500,000	525,000
7.00% due 10/01/201	147,000	156,923
Biomet, Inc.
6.50% due 08/01/20	400,000	431,500
6.50% due 10/01/20	200,000	213,750
Tenet Healthcare Corp.
6.00% due 10/01/20	400,000	435,000
6.75% due 02/01/20	100,000	107,375
4.75% due 06/01/20	100,000	102,250
HJ Heinz Co.
4.25% due 10/15/20	600,000	609,000
CHS/Community Health Systems,
Inc.
7.13% due 07/15/20	300,000	325,125
JBS Investments GmbH
7.75% due 10/28/201	200,000	217,000
Spectrum Brands, Inc.
6.38% due 11/15/20	200,000	216,000
FTI Consulting, Inc.
6.75% due 10/01/20	200,000	212,000
ServiceMaster Co.
8.00% due 02/15/20	130,000	140,075
7.00% due 08/15/20	65,000	69,713
WellCare Health Plans, Inc.
5.75% due 11/15/20	200,000	208,250
Hertz Corp.
5.88% due 10/15/20	200,000	206,750
Universal Hospital Services, Inc.
7.63% due 08/15/20	200,000	201,000
Service Corporation International
4.50% due 11/15/20	200,000	200,250
Hologic, Inc.
6.25% due 08/01/20	178,000	188,680
DaVita HealthCare Partners, Inc.
6.63% due 11/01/20	165,000	174,591
LifePoint Hospitals, Inc.
6.63% due 10/01/20	115,000	123,338
JBS USA LLC / JBS USA Finance,
Inc.
8.25% due 02/01/201	100,000	108,150
FAGE Dairy Industry S.A. / FAGE
USA Dairy Industry, Inc.
9.88% due 02/01/201	100,000	107,250
Aramark Services, Inc.
5.75% due 03/15/20	100,000	105,250
Amsurg Corp.
5.63% due 11/30/20	100,000	103,250
Wells Enterprises, Inc.
6.75% due 02/01/201	80,000	83,800
RR Donnelley & Sons Co.
7.63% due 06/15/20	62,000	70,990
Total Consumer, Non-cyclical		7,585,133
Communications - 18.5%
SoftBank Corp.
4.50% due 04/15/201	600,000	612,750
Sprint Communications, Inc.
7.00% due 08/15/20	300,000	321,750
7.00% due 03/01/201	213,000	238,560
Alcatel-Lucent USA, Inc.
6.75% due 11/15/201	400,000	425,000
DISH DBS Corp.
5.13% due 05/01/20	400,000	411,000
Cablevision Systems Corp.
8.00% due 04/15/20	300,000	343,125
SBA Telecommunications, Inc.
5.75% due 07/15/20	300,000	318,000
Cequel Communications Holdings
I LLC / Cequel Capital Corp.
6.38% due 09/15/201	300,000	316,500
MDC Partners, Inc.
6.75% due 04/01/201	300,000	315,000
Sirius XM Radio, Inc.
5.88% due 10/01/201	200,000	209,500
4.25% due 05/15/201	100,000	98,250
Equinix, Inc.
4.88% due 04/01/20	300,000	307,500
Nielsen Finance LLC / Nielsen
Finance Co.
4.50% due 10/01/20	300,000	303,000
Level 3 Financing, Inc.
7.00% due 06/01/20	250,000	270,625
Frontier Communications Corp.
8.50% due 04/15/20	200,000	233,500
T-Mobile USA, Inc.
6.54% due 04/28/20	207,000	218,126
Clear Channel Worldwide
Holdings, Inc.
7.63% due 03/15/20	200,000	215,000
ViaSat, Inc.
6.88% due 06/15/20	200,000	215,000
CenturyLink, Inc.
5.63% due 04/01/20	200,000	212,250
MetroPCS Wireless, Inc.
6.63% due 11/15/20	200,000	210,750
Gannett Company, Inc.
5.13% due 07/15/20	200,000	205,500
Cogeco Cable, Inc.
4.88% due 05/01/201	200,000	202,750

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Communications - 18.5%
(continued)
Windstream Corp.
7.75% due 10/15/20	$148,000	$160,210
Total Communications		6,363,646
Energy - 15.0%
Chesapeake Energy Corp.
6.88% due 11/15/20	200,000	233,000
6.63% due 08/15/20	200,000	231,500
Antero Resources Finance Corp.
6.00% due 12/01/20	350,000	371,420
Atlas Pipeline Partners, LP / Atlas
Pipeline Finance Corp.
6.63% due 10/01/20	350,000	371,000
Pacific Drilling S.A.
5.38% due 06/01/201	300,000	294,000
Berry Petroleum Co.
6.75% due 11/01/20	240,000	252,600
El Paso LLC
6.50% due 09/15/20	200,000	233,920
Energy Transfer Equity, LP
7.50% due 10/15/20	200,000	232,500
Hiland Partners, LP / Hiland
Partners Finance Corp.
7.25% due 10/01/201	200,000	216,500
Legacy Reserves, LP / Legacy
Reserves Finance Corp.
8.00% due 12/01/20	200,000	216,000
Regency Energy Partners, LP /
Regency Energy Finance Corp.
5.75% due 09/01/20	200,000	216,000
Parker Drilling Co.
7.50% due 08/01/20	200,000	215,500
Vanguard Natural Resources LLC /
VNR Finance Corp.
7.88% due 04/01/20	200,000	213,500
Holly Energy Partners, LP / Holly
Energy Finance Corp.
6.50% due 03/01/20	200,000	213,500
Swift Energy Co.
8.88% due 01/15/20	200,000	212,000
SandRidge Energy, Inc.
8.75% due 01/15/20	200,000	211,000
Tesoro Logistics, LP / Tesoro
Logistics Finance Corp.
5.88% due 10/01/20	200,000	210,500
Crestwood Midstream Partners, LP
/ Crestwood Midstream Finance
Corp.
6.00% due 12/15/20	200,000	208,500
Resolute Energy Corp.
8.50% due 05/01/20	200,000	207,000
Penn Virginia Corp.
8.50% due 05/01/20	154,000	170,170
Pbf Holding Co. LLC
8.25% due 02/15/20	142,000	153,715
BreitBurn Energy Partners LP /
BreitBurn Finance Corp.
8.63% due 10/15/20	100,000	107,500
Hornbeck Offshore Services, Inc.
5.88% due 04/01/20	100,000	102,500
Midstates Petroleum Co., Inc. /
Midstates Petroleum Co., LLC
10.75% due 10/01/20	50,000	55,563
Total Energy		5,149,388
Financial - 11.5%
Ally Financial, Inc.
8.00% due 03/15/20	600,000	730,500
7.50% due 09/15/20	400,000	480,000
International Lease Finance Corp.
8.25% due 12/15/20	600,000	735,000
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.38% due 04/01/201	400,000	420,000
CIT Group, Inc.
5.38% due 05/15/20	300,000	325,875
Nuveen Investments, Inc.1
9.50% due 10/15/20	200,000	234,468
Fly Leasing Ltd.
6.75% due 12/15/20	200,000	213,000
Neuberger Berman Group LLC /
Neuberger Berman Finance Corp.
5.63% due 03/15/201	200,000	211,500
Jefferies LoanCore LLC / JLC
Finance Corp.
6.88% due 06/01/201	200,000	200,000
Corrections Corporation of
America
4.13% due 04/01/20	200,000	199,250
CNO Financial Group, Inc.
6.38% due 10/01/201	100,000	107,500
Nationstar Mortgage LLC /
Nationstar Capital Corp.
7.88% due 10/01/20	100,000	103,500
Total Financial		3,960,593
Basic Materials - 10.6%
Hexion US Finance Corp.
6.63% due 04/15/20	450,000	475,875
United States Steel Corp.
7.38% due 04/01/20	400,000	451,500
ArcelorMittal
5.75% due 08/05/20	400,000	429,500
Rockwood Specialties Group, Inc.
4.63% due 10/15/20	400,000	417,500
TPC Group, Inc.
8.75% due 12/15/201	300,000	332,250
Tronox Finance LLC
6.38% due 08/15/20	300,000	310,500
Aleris International, Inc.
7.88% due 11/01/20	250,000	261,250
Ineos Finance plc
7.50% due 05/01/201	200,000	216,750
Cascades, Inc.
7.88% due 01/15/20	200,000	211,500
AK Steel Corp.
7.63% due 05/15/202	200,000	207,750

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 97.8% (continued)
Basic Materials - 10.6%
(continued)
Eldorado Gold Corp.
6.13% due 12/15/201	$200,000	$207,500
Huntsman International LLC
4.88% due 11/15/20	100,000	102,500
Total Basic Materials		3,624,375
Consumer, Cyclical - 8.8%
DreamWorks Animation SKG, Inc.
6.88% due 08/15/201	350,000	372,750
L Brands, Inc.
7.00% due 05/01/20	300,000	341,250
MGM Resorts International
6.75% due 10/01/20	200,000	222,000
5.25% due 03/31/20	100,000	104,500
Goodyear Tire & Rubber Co.
8.75% due 08/15/20	200,000	239,000
KB Home
8.00% due 03/15/20	200,000	227,000
Taylor Morrison Communities, Inc.
/ Monarch Communities, Inc.
7.75% due 04/15/201	200,000	217,500
K Hovnanian Enterprises, Inc.
7.25% due 10/15/201	200,000	216,000
Ryland Group, Inc.
6.63% due 05/01/20	200,000	215,000
Brookfield Residential Properties,
Inc.
6.50% due 12/15/201	200,000	213,250
United Continental Holdings, Inc.
6.00% due 12/01/202	200,000	207,250
Meritage Homes Corp.
7.15% due 04/15/20	100,000	110,250
Suburban Propane Partners,
LP/Suburban Energy Finance
Corp.
7.38% due 03/15/20	100,000	105,500
Titan International, Inc.
6.88% due 10/01/20	100,000	101,000
Scientific Games International,
Inc.
6.25% due 09/01/20	100,000	87,500
Isle of Capri Casinos, Inc.
8.88% due 06/15/20	40,000	43,200
Total Consumer, Cyclical		3,022,950
Industrial - 6.5%
CHC Helicopter S.A.
9.25% due 10/15/20	360,000	395,100
Bombardier, Inc.
7.75% due 03/15/201	200,000	223,000
Sealed Air Corp.
6.50% due 12/01/201	200,000	221,000
Abengoa Finance SAU
7.75% due 02/01/201	200,000	219,500
Boise Cascade Co.
6.38% due 11/01/20	200,000	213,000
Rexel S.A.
5.25% due 06/15/201	200,000	205,000
Norbord, Inc.
5.38% due 12/01/201	200,000	198,500
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	111,750
Terex Corp.
6.50% due 04/01/20	100,000	107,500
GrafTech International Ltd.
6.38% due 11/15/20	100,000	104,000
Silgan Holdings, Inc.
5.00% due 04/01/20	100,000	103,125
TransDigm, Inc.
5.50% due 10/15/20	100,000	100,500
Ardagh Packaging Finance plc /
Ardagh Holdings USA, Inc.
7.00% due 11/15/201	35,294	36,088
Total Industrial		2,238,063
Technology - 3.1%
First Data Corp.
6.75% due 11/01/201	314,000	340,690
Nuance Communications, Inc.
5.38% due 08/15/201	300,000	303,000
Advanced Micro Devices, Inc.
7.75% due 08/01/20	200,000	211,500
IMS Health, Inc.
6.00% due 11/01/201	200,000	210,750
Total Technology		1,065,940
Utilities - 1.7%
AES Corp.
8.00% due 06/01/20	300,000	357,000
Sabine Pass LNG, LP
6.50% due 11/01/20	200,000	213,250
Total Utilities		570,250
Total Corporate Bonds
(Cost $33,176,033)		33,580,338
	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	279,800	279,800
Total Securities Lending Fund
(Cost $279,800)		279,800
Total Investments - 98.6%
(Cost $33,455,833)	$ 33,860,138
Other Assets & Liabilities, net - 1.4%		465,099
Total Net Assets - 100.0%	$ 34,325,237

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

1	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $9,033,929 (cost
$8,943,635), or 26.3% of total net assets.
2	All or portion of this security is on loan at August 31, 2014 - See Note 4.
3	Securities lending collateral - See Note 4.

GmbH	Limited Liability
plc	Public Limited Company
S.A.	Corporation
SAU	Incorporated with Limited Liability

Stated maturity dates are disclosed. The corporate bonds may also have call dates in 2020.

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS † - 4.8%
Guggenheim BulletShares
2015 Corporate Bond ETF	1,556,055	$ 33,921,999
Total Exchange-Traded Funds
(Cost $33,999,802)		33,921,999
MONEY MARKET † - 0.2%
Dreyfus Treas Prime Cash
Management Institutional
Shares	1,306,767	1,306,767
Total Money Market
(Cost $1,306,767)		1,306,767
	Face
	Amount	Value
CORPORATE BONDS†† - 33.1%
Financials - 15.8%
Axis Capital Holdings Ltd.
5.75% due 12/01/14	$11,500,000	$11,651,398
American Tower Corp.
4.63% due 04/01/15	11,000,000	11,246,752
HCP, Inc.
6.00% due 03/01/15	10,000,000	10,267,410
Citigroup, Inc.
4.75% due 05/19/15	5,000,000	5,147,910
1.19% due 07/25/161	4,000,000	4,040,408
International Lease Finance
Corp.
2.18% due 06/15/161	7,200,000	7,272,000
Nationwide Health Properties,
Inc.
6.00% due 05/20/15	6,000,000	6,220,878
Credit Suisse USA, Inc.
5.13% due 08/15/15	5,500,000	5,742,688
Ford Motor Credit Company
LLC
3.88% due 01/15/15	3,000,000	3,037,779
8.70% due 10/01/14	2,000,000	2,012,360
7.00% due 04/15/15	500,000	519,930
Icahn Enterprises Limited
Partnership / Icahn
Enterprises Finance Corp.
3.50% due 03/15/17	5,250,000	5,295,938
Endurance Specialty Holdings
Ltd.
6.15% due 10/15/15	5,000,000	5,264,215
Willis Group Holdings plc
4.13% due 03/15/16	5,000,000	5,217,530
General Motors Financial
Company, Inc.
2.63% due 07/10/17	4,500,000	4,523,481
JPMorgan Chase & Co.
0.85% due 02/26/161	3,500,000	3,520,846
Morgan Stanley
1.48% due 02/25/161	3,000,000	3,043,425
Macquarie Bank Ltd.
1.02% due 03/24/171,2	3,000,000	3,030,810
General Electric Capital Corp.
1.26% due 07/02/151	3,000,000	3,025,194
Goldman Sachs Group, Inc.
1.44% due 04/30/181	2,500,000	2,548,250
Ameriprise Financial, Inc.
5.65% due 11/15/15	2,150,000	2,276,738
XLIT Ltd.
5.25% due 09/15/14	2,000,000	2,003,148
Wells Fargo & Co.
1.15% due 06/26/151	1,500,000	1,511,148
Realty Income Corp.
5.50% due 11/15/15	1,300,000	1,372,790
Health Care REIT, Inc.
5.88% due 05/15/15	1,300,000	1,346,229
Kemper Corp.
6.00% due 11/30/15	1,150,000	1,216,534
Total Financials		112,355,789
Health Care - 3.1%
Life Technologies Corp.
4.40% due 03/01/15	15,700,000	15,996,997
Express Scripts Holding Co.
2.10% due 02/12/15	6,100,000	6,143,078
Total Health Care		22,140,075
Communications - 2.4%
Qwest Corp.
7.50% due 10/01/14	7,200,000	7,236,180
WPP Finance UK
8.00% due 09/15/14	7,038,000	7,053,983
Level 3 Financing, Inc.
3.82% due 01/15/181,2	3,000,000	3,026,250
Total Communications		17,316,413
Financial Institutions -
2.1%
Mack-Cali Realty, LP
5.13% due 01/15/15	7,000,000	7,107,786
Liberty Property, LP
5.13% due 03/02/15	6,000,000	6,129,426
ARC Properties Operating
Partnership Limited
Partnership/Clark Acquisition
LLC
2.00% due 02/06/172	2,000,000	2,004,246
Total Financial Institutions		15,241,458
Utilities - 2.1%
PNM Resources, Inc.
9.25% due 05/15/15	7,688,000	8,133,258
Scottish Power Ltd.
5.38% due 03/15/15	4,325,000	4,430,145
AES Corp.
3.23% due 06/01/191	2,500,000	2,518,750
Total Utilities		15,082,153
Energy - 1.5%
Regency Energy Partners
Limited Partnership / Regency
Energy Finance Corp.
8.38% due 06/01/192	4,000,000	4,320,000
Ras Laffan Liquefied Natural
Gas Company Limited III
5.83% due 09/30/162	3,337,600	3,542,028

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 33.0% (continued)
Energy - 1.5%
(continued)
Crestwood Midstream Partners
Limited Partnership /
Crestwood Midstream Finance
Corp.
7.75% due 04/01/19	$2,000,000	$2,135,000
Petroleos Mexicanos
2.25% due 07/18/181	1,000,000	1,051,500
Total Energy		11,048,528
Consumer Discretionary
- 1.3%
DIRECTV Holdings LLC /
DIRECTV Financing Company,
Inc.
3.55% due 03/15/15	5,620,000	5,711,914
Newell Rubbermaid, Inc.
2.00% due 06/15/15	2,305,000	2,330,042
Continental Airlines 2009-2
Class B Pass Through Trust
9.25% due 05/10/17	1,055,120	1,171,183
Total Consumer
Discretionary		9,213,139
Technology - 1.2%
Xerox Corp.
4.25% due 02/15/15	6,463,000	6,571,216
CA, Inc.
6.13% due 12/01/14	2,000,000	2,028,378
Total Technology		8,599,594
Materials - 1.2%
Glencore Funding LLC
1.40% due 05/27/161,2	4,600,000	4,627,522
Rio Tinto Finance USA plc
1.07% due 06/17/161	3,550,000	3,585,752
Total Materials		8,213,274
Industrials - 0.9%
Daimler Finance North
America LLC
1.30% due 07/31/152	4,225,000	4,255,500
Reynolds Group Holdings, Inc.
7.13% due 04/15/19	2,000,000	2,082,500
Total Industrials		6,338,000
Consumer, Non-cyclical
- 0.7%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	5,000,000	5,312,500
Industrial - 0.5%
Anglo American Capital plc
1.18% due 04/15/161,2	2,000,000	2,012,670
Quality Distribution LLC / QD
Capital Corp.
9.88% due 11/01/18	1,250,000	1,331,250
Total Industrial		3,343,920
Banking - 0.3%
Garanti Diversified Payment
Rights Finance Co.
0.42% due 07/09/171,†††	1,248,000	1,190,343
CCR Incorporated MT100
Payment Rights Master Trust
0.60% due 07/10/171,†††	661,339	643,615
Total Banking		1,833,958
Information Technology
- 0.0%*
Symantec Corp.
2.75% due 09/15/15	250,000	254,884
Total Corporate Bonds
(Cost $235,706,942)		236,293,685
ASSET BACKED SECURITIES†† - 8.0%
Garrison Funding Ltd.
2013-2x A2, 3.63% due
09/25/23	2,500,000	2,474,500
2013-2x A1t, 2.03% due
09/25/23	2,000,000	1,987,000
Salus CLO 2012-1 Ltd.
2012-1X B, 4.80% due
03/05/21	2,000,000	2,062,400
2012-1X C, 2.48% due
03/05/21	2,000,000	1,996,600
Great Lakes CLO Ltd.
2012-1A, 4.33% due
01/15/231,2	2,000,000	2,017,200
2014-1A, 3.93% due
04/15/251,2	500,000	497,150
Ticc CLO LLC
2011-1X A, 2.48% due
07/25/21	2,500,000	2,500,000
GSAMP Trust
2005-HE6, 0.60% due
11/25/351	2,200,000	2,048,905
Newstar Trust
2012-2A, 3.48% due
01/20/231,2	2,000,000	2,004,400
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.03% due
10/22/261,2	2,000,000	2,001,000
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.13% due
06/20/171,2	2,000,000	1,960,200
Comstock Resources, Inc.
2006-1X C, 1.98% due
05/30/20	2,000,000	1,951,400

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
Shasta CLO Ltd.
2007-1A, 1.63% due
04/20/211,2	$ 2,000,000	$ 1,888,000
SRERS Funding Ltd.
2011-RS, 0.41% due
05/09/461,2	1,231,438	1,161,861
2011-RSX A1B1, 0.41% due
05/09/46	703,679	663,921
Goldentree Credit Opportunities Financing Ltd.
2012-1X, 4.23% due
09/15/24	1,500,000	1,503,450
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.06% due
07/15/231,2	1,500,000	1,492,050
Coas
2014-1X, 3.04% due
04/20/23	1,500,000	1,488,000
Ingim
2011-1x A2, 2.13% due
06/22/21	1,500,000	1,487,100
Countrywide Asset-Backed Certificates
2004-SD2, 0.78% due
06/25/331,2	1,480,000	1,432,243
WESTB
2006-1X D, 1.93% due
12/20/20	1,500,000	1,421,250
Black Diamon CLO Ltd.
2007-1A, 0.62% due
04/29/191,2	1,500,000	1,404,900
Telos CLO Ltd.
2013-3A, 3.23% due
01/17/241,2	750,000	737,850
2014-4X, 2.98% due
07/17/24	500,000	484,500
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.84% due
04/25/261,2	1,000,000	998,900

Liberty CLO Ltd.
2005-1X A2, 0.61% due
11/01/17	1,000,000	994,600
Anchorage Capital CLO Ltd.
2014-4A, 2.44% due
07/28/261,2	1,000,000	985,700
Cerberus Onshore II CLO LLC
2014-1A, 2.93% due
10/15/231,2	1,000,000	984,000
Hla
2012-1x B, 3.23% due
08/15/23	1,000,000	982,800
Hewett's Island CDO Ltd.
2007-6A, 2.48% due
06/09/191,2	1,000,000	979,800
Palmer Square CLO Ltd.
2014-1A, 2.82% due
10/17/221,2	1,000,000	976,600
Bakr
2006-1X C, 0.96% due
10/15/19	1,000,000	956,700
SGAB
2007-1X B, 2.48% due
09/10/21	1,000,000	953,700
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due
11/05/411,2	1,000,000	935,600
King
2007-4x D, 1.68% due
04/16/21	1,000,000	904,800
ACS Pass-Through Trust
2007-1X, 0.47% due
06/14/37	868,160	850,796
ALM VII R-2 Ltd.
2013-7R2A, 2.83% due
04/24/241,2	750,000	736,125
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.73% due
04/28/261,2	750,000	735,525
KKR Financial CLO Ltd.
2007-1X D, 2.48% due
05/15/21	750,000	734,325
DIVCORE CLO Ltd.
2013-1A B, 4.05% due
11/15/32	600,000	600,360

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 8.0% (continued)
ICE EM CLO
2007-1X, 0.93% due
08/15/22	$ 500,000	$ 471,250
2007-1A, 0.68% due
08/15/22†††	59,060	58,209
Ozlmf
2012-2x B, 3.49% due
10/30/23	500,000	500,000
Newstar Commercial Loan Funding LLC
2014-1A, 3.92% due
04/20/251,2	500,000	497,250
Eaton Corp.
2007-9X D, 1.73% due
04/20/19	500,000	484,250
Apid
2006-3X, 1.98% due
06/12/20	500,000	484,150
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due
03/15/221,2	500,000	475,500
CNOVA
2007-1X, 1.58% due
05/16/19	500,000	474,100
Rockwall CDO II Ltd.
2007-1X A1LB, 0.79% due
08/01/24	500,000	444,100
ALM IV Ltd.
2011-4A, 2.98% due
07/18/221,2	250,000	248,350
Total Asset Backed Securities
(Cost $56,770,444)		57,113,370
SENIOR FLOATING RATE INTERESTS†† - 5.1%
Technology - 1.2%
Infor US, Inc.
3.75% due 06/03/201	4,265,664	4,228,339
First Data Corp.
3.66% due 09/24/181	1,000,000	990,939
3.66% due 03/24/181	1,000,000	988,750
Aspect Software, Inc.
7.25% due 05/07/161	826,890	825,855
SRA International, Inc.
6.50% due 07/20/181	610,839	611,987
Deltek, Inc.
4.50% due 10/10/181	542,373	540,205
CompuCom Systems, Inc.
4.25% due 05/09/201	250,000	244,168
Expert Global Solutions, Inc.
8.50% due 04/03/181	233,029	232,641
Total Technology		8,662,884
Consumer, Cyclical -
0.7%
Smart & Final Stores LLC
4.75% due 11/15/191	1,058,332	1,055,358
Serta Simmons Holdings LLC
4.25% due 10/01/191	969,599	968,232
BJ's Wholesale Club, Inc.
4.50% due 09/26/191	800,000	795,376
WMG Acquisition Corp.
3.75% due 07/01/201	797,990	777,043
Party City Holdings, Inc.
4.00% due 07/27/191	498,747	494,009
Travelport LLC
6.25% due 08/23/151	311,803	316,480
HD Supply, Inc.
4.00% due 06/28/181	298,477	296,836
Total Consumer, Cyclical		4,703,334
Consumer, Non-cyclical
- 0.7%
Ceridian Corp.
4.50% due 05/09/171	854,347	853,280
4.16% due 05/09/171	819,054	817,686
HJ Heinz Co.
3.50% due 06/05/201	1,496,222	1,494,546
MSC.Software Corporation
5.00% due 05/29/201	700,000	698,250
Reynolds Group Holdings, Inc.
4.00% due 12/27/181	492,525	491,200
Diamond Foods, Inc.
4.25% due 08/20/181	299,248	297,192
Total Consumer, Non-
cyclical		4,652,154
Communications - 0.6%
Univision Communications,
Inc.
4.00% due 03/01/201	2,294,236	2,278,474
Zayo Group LLC
4.00% due 07/02/191	997,458	993,159
Avaya, Inc.
4.66% due 10/26/171	977,498	946,951
Total Communications		4,218,584
Metals & Minerals - 0.5%
Fortescue
3.75% due 06/30/191	3,788,457	3,772,356
Total Metals & Minerals		3,772,356
Financials - 0.5%
RPI Finance Trust
3.25% due 05/09/181	1,930,390	1,926,047
Nuveen Investments, Inc.
4.16% due 05/13/171	1,500,000	1,495,980

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.1%
(continued)
Financials - 0.5%
(continued)
Capital Automotive, LP
4.00% due 04/10/191	$98,075	$97,871
Total Financials		3,519,898
Financial Services -
0.3%
National Financial Partners
4.50% due 07/01/201	1,980,007	1,967,632
Aerospace & Defense -
0.1%
Doncasters
4.50% due 04/09/201	1,008,751	1,007,127
Total Aerospace & Defense		1,007,127
Financial Institutions -
0.1%
Ellucian (Datatel)
4.00% due 07/19/181	675,901	672,522
Hamilton Lane Advisors
4.00% due 02/28/181	172,717	170,990
DJO Finance LLC
4.25% due 09/15/171	99,750	99,594
Total Financial Institutions		943,106
Insurance - 0.1%
CNO Financial Group, Inc.
3.75% due 09/28/181	800,972	794,164
Industrial - 0.1%
Fly Funding II Sarl
4.50% due 08/09/191	697,813	698,336
Total Industrial		698,336
Energy - 0.1%
Pinnacle Holdco Sarl
4.75% due 07/30/191	573,286	570,993
Retail - 0.1%
Sears Holdings
5.50% due 06/30/181	496,250	495,808
Basic Materials - 0.0%*
Chromaflo Technologies Corp.
4.50% due 12/02/191	199,499	198,751
Total Senior Floating Rate Interests
(Cost $36,208,466)		36,205,127
MUNICIPAL BONDS†† - 2.8%
New York - 1.0%
City of New York New York
General Obligation Unlimited
0.23% due 04/01/351	3,900,000	3,900,000
0.20% due 11/01/261	3,400,000	3,400,000
Total New York		7,300,000
California - 0.7%
University of California
Revenue Bonds
0.66% due 07/01/411	5,000,000	5,020,500
Pennsylvania - 0.6%
Pennsylvania Turnpike
Commission Revenue Bonds
0.50% due 12/01/171	4,000,000	4,003,760
Michigan - 0.5%
City of Detroit Michigan
General Obligation Unlimited
3.50% due 10/07/161	$3,500,000	$3,500,000
Total Municipal Bonds
(Cost $19,800,000)		19,824,260
MORTGAGE BACKED SECURITIES†† - 1.8%
GreenPoint Mortgage Funding Trust
2007-AR1,0.24% due
02/25/471	2,784,255	2,638,021
2006-AR1,0.45% due
02/25/361	1,159,577	970,989
Accredited Mortgage Loan Trust
2007-1,0.29% due
02/25/371	3,271,842	3,123,503
Motel 6 Trust
2012-MTL6,3.78% due
10/05/252	2,000,000	2,022,655
CSMC Series
2014-SURF,2.41% due
02/15/291,2	1,500,000	1,509,526
2014-2R,0.36% due
02/27/461,2	530,943	501,776
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due
08/15/261,2	2,000,000	2,002,788
Total Mortgage Backed Securities
(Cost $12,558,711)		12,769,258
COMMERCIAL PAPER†† - 23.7%
Potash Corp. of Saskatchewan, Inc.
0.19% due 09/04/14	12,000,000	11,999,640
Diageo Capital plc
0.22% due 09/09/14	12,000,000	11,999,280
Nissan Motor Acceptance
0.23% due 09/16/14	12,000,000	11,998,680
Harley-Davidson Financial Services, Inc.
0.20% due 09/26/14	12,000,000	11,997,840
Bemis Co.
0.24% due 09/11/14	10,998,000	10,997,120
AGL Capital Corp.
0.22% due 09/02/14	10,000,000	9,999,800
Apache Corp.
0.26% due 09/03/14	10,000,000	9,999,700
Omnicom Capital, Inc.
0.26% due 09/04/14	10,000,000	9,999,700
COX Enterprises, Inc.
0.25% due 09/03/14	10,000,000	9,999,700
BAT International Finance
0.21% due 09/10/14	10,000,000	9,999,300

Guggenheim Enhanced Short Duration ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Face
	Amount	Value
COMMERCIAL PAPER†† (continued) 23.7%
Viacom, Inc.
0.20% due 09/11/14	$10,000,000	$9,999,200
Mattel, Inc.
0.21% due 09/16/14	10,000,000	9,999,200
Pentair Finance S.A.
0.28% due 09/10/14	10,000,000	9,999,000
Pall Corp.
0.25% due 09/16/14	10,000,000	9,998,900
Cabot Corp.
0.32% due 09/19/14	10,000,000	9,998,700
Amcor Ltd.
0.26% due 09/25/14	10,000,000	9,998,300
Total Commercial Paper
(Cost $168,986,082)		168,984,060
REPURCHASE AGREEMENTS††,3 - 19.5%
Royal Bank of Scotland
Securities, Inc.
issued 08/26/14 at 0.58%
due 09/02/14	34,750,000	34,750,000
Bank of America, Inc.
issued 08/11/14 at 0.74%
due 09/22/14	34,750,000	34,750,000
Nomura Securities
International, Inc.
issued 08/07/14 at 0.85%
due 09/05/14	32,726,348	32,726,348
Jefferies & Company, Inc.
issued 08/15/14 at 2.66%
due 09/15/14	10,637,000	10,637,000
Jefferies & Company, Inc.
issued 08/29/14 at 2.16%
due 09/17/14	6,898,000	6,898,000
Jefferies & Company, Inc.
issued 08/08/14 at 2.56%
due 09/08/14	4,961,000	4,961,000
Jefferies & Company, Inc.
issued 08/08/14 at 2.66%
due 09/08/14	4,864,000	4,864,000
Jefferies & Company, Inc.
issued 08/28/14 at 2.66%
due 09/30/14	3,243,000	3,243,000
Jefferies & Company, Inc.
issued 08/08/14 at 2.41%
due 09/08/14	2,380,000	2,380,000
Jefferies & Company, Inc.
issued 08/18/14 at 2.66%
due 09/04/14	2,171,000	2,171,000
Nomura Securities
International, Inc.
issued 08/07/14 at 0.85%
due 09/02/14	2,023,652	2,023,652
Total Repurchase Agreements
(Cost $139,404,000)		139,404,000
Total Investments - 99.0%
(Cost $704,741,214)		$ 705,822,526
Other Assets & Liabilities, net - 1.0%		7,237,386
Total Net Assets - 100.0%		$ 713,059,912

*Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Variable rate security. Rate indicated is rate effective at August 31, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is
$63,318,475 (cost $62,968,311), or 8.9% of total net assets.
3	Repurchase Agreements — See Note 5.

CDO – Collateralized Debt Obligation
CLO – Collateralized Loan Obligation
plc	Public Limited Company
REIT	Real Estate Investment Trust

The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the period ended August 31, 2014.

					Period Ended
		Share Activity			August 31, 2014
						Dividends and
						Capital Gains
	Balance			Balance		Distributions
Security Name	5/31/2014	Purchases	Sales	8/31/2014	Value	Received
Guggenheim Bullet Shares 2014 Corporate Bond ETF	1,460,870	-	1,460,870	-	$-	$20,452
Guggenheim Bullet Shares 2015 Corporate Bond ETF	-	1,556,055	-	1,556,055	33,921,999	23,963
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	730,301	-	730,301	-	-	146,322
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	787,319	-	787,319	-	-	176,432
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	696,308	-	696,308	-	-	161,466
					$33,921,999	$528,635

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
United States - 18.1%
Vector Group Ltd.1	126,855	$ 3,030,567
RR Donnelley & Sons Co.	143,326	2,532,570
PDL BioPharma, Inc.	231,157	2,332,374
CVR Energy, Inc.1	44,132	2,190,271
BGC Partners, Inc. — Class A	92,840	702,799
ARMOUR Residential REIT, Inc.	164,016	693,787
New York Community Bancorp,
Inc.	42,451	677,093
Valley National Bancorp	65,971	659,710
CTC Media, Inc.	59,125	536,855
Chimera Investment Corp.	160,692	531,890
PennyMac Mortgage
Investment Trust	21,639	481,684
Two Harbors Investment Corp.	43,954	471,187
Capstead Mortgage Corp.	32,453	429,029
Starwood Property Trust, Inc.	14,822	353,505
Medical Properties Trust, Inc.	21,803	307,205
Government Properties
Income Trust	12,160	292,083
Corrections Corporation of
America	8,113	289,147
Senior Housing Properties
Trust	12,328	287,612
Hospitality Properties Trust	9,670	284,588
Geo Group, Inc.	7,493	280,388
Chambers Street Properties	35,610	277,402
Colony Financial, Inc.	12,297	275,699
EPR Properties	4,709	267,989
Omega Healthcare Investors,
Inc.	6,436	242,444
Washington Real Estate
Investment Trust	8,182	227,296
Total United States		18,655,174
Australia - 17.6%
Myer Holdings Ltd.1	1,472,851	3,333,688
Metcash Ltd.	1,234,758	3,245,181
AusNet Services*	1,378,202	1,823,980
Tatts Group Ltd.	553,291	1,718,076
WorleyParsons Ltd.	109,221	1,679,418
Monadelphous Group Ltd.1,2	93,199	1,365,067
Insurance Australia Group Ltd.	121,438	734,868
National Australia Bank Ltd.
ADR	19,570	644,295
Westpac Banking Corp.	17,088	560,023
Bendigo and Adelaide Bank
Ltd.††	46,255	538,615
ASX Ltd.	15,263	535,188
Australia & New Zealand
Banking Group Ltd.	16,619	519,627
Commonwealth Bank of
Australia ADR*	6,294	478,713
CFS Retail Property Trust
Group	153,286	308,242
Scentre Group*	92,748	297,543
Stockland	74,060	294,390
Spark Infrastructure Group	156,259	287,914
Total Australia		18,364,828
Royal Dutch Shell plc — Class A	64,055	2,593,527
AstraZeneca plc — Class A	33,552	2,544,798
Berkeley Group Holdings plc	55,950	2,228,195
Vodafone Group PLC	618,702	2,124,374
National Grid plc	121,240	1,810,129
Admiral Group plc	26,719	592,387
Total United Kingdom		11,893,410
Canada - 8.9%
Bell Aliant, Inc.*	74,856	2,128,885
Crescent Point Energy Corp.1	48,114	1,995,971
Canadian Oil Sands Ltd.	91,234	1,969,763
Baytex Energy Corp.1	42,316	1,896,662
Cominar Real Estate
Investment Trust	19,862	353,571
Dream Office Real Estate
Investment Trust	12,756	341,846
Artis Real Estate Investment
Trust	21,604	317,064
Calloway Real Estate
Investment Trust	10,979	269,933
Total Canada		9,273,695
Finland - 6.4%
Fortum Oyj	73,244	1,842,711
Elisa Oyj	65,791	1,795,593
Orion Oyj — Class B	43,035	1,692,069
Yit OYJ1	131,043	1,206,543
Total Finland		6,536,916
Germany - 4.0%
Telefonica Deutschland
Holding AG*	278,163	2,120,336
Freenet AG	71,897	1,926,254
Total Germany		4,046,590
Cayman Islands - 3.8%
Phoenix Group Holdings	83,255	1,024,548
Home Loan Servicing Solutions
Ltd.	38,326	839,339
Greentown China Holdings Ltd.	744,000	783,345
Evergrande Real Estate Group
Ltd.1	1,531,000	640,044
Xinyi Glass Holdings Ltd.	998,000	629,694
Total Cayman Islands		3,916,970
Italy - 3.4%
Eni SpA	72,018	1,800,483
Terna Rete Elettrica Nazionale
SpA	338,853	1,749,642
Total Italy		3,550,125
South Africa - 3.1%
Kumba Iron Ore Ltd.1	37,938	1,136,135
Vodacom Group Ltd.1	55,458	669,277
Reunert Ltd.	101,870	632,174
MMI Holdings Ltd.3	209,728	542,097
Redefine Properties Ltd.	374,835	336,934
Total South Africa		3,316,617
Brazil - 2.2%
Oi S.A. ADR	2,198,746	1,473,160

Guggenheim S&P Global Dividend Opportunities Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Brazil - 2.2% (continued)
Cia Energetica de Minas Gerais
ADR	96,470	$ 828,677
Total Brazil		2,301,837
New Zealand - 2.1%
Spark New Zealand Ltd.	898,380	2,207,220
China - 2.1%
Guangzhou R&F Properties
Company Ltd. — Class H	669,200	806,479
Poly Property Group Company
Ltd.	1,678,000	729,645
Bank of China Ltd. — Class H	1,357,000	630,337
Total China		2,166,461
Denmark - 1.9%
TDC A/S1	232,312	1,998,674
Spain - 1.9%
Enagas S.A.	59,174	1,977,439
France - 1.8%
Neopost S.A.	25,267	1,691,709
Fonciere Des Regions	2,315	234,798
Total France		1,926,507
Portugal - 1.8%
EDP - Energias de Portugal S.A.
ADR	388,984	1,887,571
Turkey - 1.7%
Eregli Demir ve Celik
Fabrikalari TAS	342,163	665,949
Turk Telekomunikasyon AS1	210,130	609,566
Tofas Turk Otomobil Fabrikasi
AS	84,050	518,022
Total Turkey		1,793,537
Norway - 1.3%
Gjensidige Forsikring ASA	66,375	1,385,050
Singapore - 1.0%
Hutchison Port Holdings Trust
— Class U	459,000	330,480
Ascendas Real Estate
Investment Trust	154,000	289,996
Suntec Real Estate Investment
Trust	164,008	239,845
Keppel REIT	207,004	207,344
Total Singapore		1,067,665
Mexico - 1.1%
Grupo Financiero Santander
Mexico SAB de CV ADR	69,091	1,040,511
Colombia - 0.8%
Ecopetrol S.A. ADR1	22,945	793,438
Switzerland - 0.7%
Zurich Insurance Group AG*	2,284	690,799
Thailand - 0.6%
Intouch Holdings PCL	288,900	621,850
Russian Federation - 0.6%
MegaFon OAO GDR	21,435	606,611
Bermuda - 0.5%
Catlin Group Ltd.	66,039	563,725
Netherlands - 0.3%
Corio N.V.*	5,279	284,294
Total Common Stocks
(Cost $98,083,852)		102,867,514
	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 15.7%
BNY Mellon Securities Lending
Overnight Fund, 0.1074%	16,204,684	16,204,684
Total Securities Lending Fund
(Cost $16,204,684)		16,204,684
Total Investments - 115.0%
(Cost $114,288,536)		$ 119,072,198
Other Assets & Liabilities, net - (15.0)%		(15,565,282)
Total Net Assets - 100.0%		$ 103,506,915

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2014 - See Note 4.
2	Security is segregated as collateral for short positions.
3	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker/dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments as of August 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim BulletShares 2014 Corporate Bond ETF	$104,830	$350,270,498	$–	$350,375,328
Guggenheim BulletShares 2015 Corporate Bond ETF	882,810	641,713,278	–	642,596,088
Guggenheim BulletShares 2016 Corporate Bond ETF	1,237,200	642,502,276	–	643,739,476
Guggenheim BulletShares 2017 Corporate Bond ETF	886,160	659,895,939	–	660,782,099
Guggenheim BulletShares 2018 Corporate Bond ETF	576,800	392,895,115	–	393,471,915
Guggenheim BulletShares 2019 Corporate Bond ETF	699,200	187,524,367	–	188,223,567
Guggenheim BulletShares 2020 Corporate Bond ETF	682,000	131,953,652	–	132,635,652
Guggenheim BulletShares 2021 Corporate Bond ETF	996,000	62,311,433	–	63,307,433
Guggenheim BulletShares 2022 Corporate Bond ETF	104,500	52,860,894	–	52,965,394
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	1,454,147	478,383,050	–	479,837,197
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	31,518,922	1,018,391,016	–	1,049,909,938
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	7,016,000	616,119,353	–	623,135,353
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	11,332,372	356,598,640	–	367,931,012
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	8,809,328	262,850,059	360,566	272,019,953
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	2,811,683	64,365,511	–	67,177,194
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	279,800	33,580,338	–	33,860,138
Guggenheim Enhanced Short Duration ETF	35,228,766	668,701,593	1,892,167	705,822,526
Guggenheim S&P Global Dividend Opportunities Index ETF	117,724,500	538,615	–	118,263,115

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 8/31/14	Valuation Technique	Unobservable Inputs
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Common Stocks	$113,932	Model Price	Indicative Quote
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Preferred Stocks	246,634	Model Price	Indicative Quote
Guggenheim Enhanced Short Duration ETF	Corporate Bonds	1,833,958	Broker Mark	Indicative Quote
Guggenheim Enhanced Short Duration ETF	Asset Backed Securities	58,209	Broker Mark	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current period.

The transfers in and out of the valuation levels as of August 31, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Transfer from Level 2 to Level 3	$360,566

Guggenheim Enhanced Short Duration ETF
Transfer from Level 3 to Level 2	$3,464,410

The transfer from Level 3 to Level 2 is the result of securities resuming trading on the principal exchange on which it trades.

Except for Guggenheim BulletShares 2018 High Yield Corporate Bond ETF and Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for the Funds for the period ended August 31, 2014.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2014:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Beginning Balance	$-
Transfers In	360,566
Ending Balance	$360,566
Guggenheim Enhanced Short Duration ETF
Beginning Balance	$5,161,726
Realized Gain (related to Paydown)	15,548
Paydowns Received	(272,918)
Change in Unrealized Gain	452,221
Transfers Out	(3,464,410)
Ending Balance	$1,892,167

3.  Federal Income Taxes
As of August 31, 2014, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BulletShares 2014 Corporate Bond ETF	$350,316,533	$72,639	($13,844)	$58,795
Guggenheim BulletShares 2015 Corporate Bond ETF	639,510,644	3,090,555	(5,111)	3,085,444
Guggenheim BulletShares 2016 Corporate Bond ETF	637,571,826	6,189,086	(21,435)	6,167,651
Guggenheim BulletShares 2017 Corporate Bond ETF	652,993,548	7,880,990	(92,440)	7,788,550
Guggenheim BulletShares 2018 Corporate Bond ETF	390,773,198	2,900,993	(202,276)	2,698,717
Guggenheim BulletShares 2019 Corporate Bond ETF	186,674,180	1,744,626	(195,239)	1,549,387
Guggenheim BulletShares 2020 Corporate Bond ETF	130,471,796	2,274,718	(110,862)	2,163,856
Guggenheim BulletShares 2021 Corporate Bond ETF	61,733,999	1,578,923	(5,488)	1,573,435
Guggenheim BulletShares 2022 Corporate Bond ETF	51,524,394	1,445,585	(4,585)	1,441,000
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	479,177,192	881,434	(220,955)	660,479
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	1,041,186,925	9,932,330	(1,209,317)	8,723,013
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	619,434,288	6,236,669	(2,535,604)	3,701,065
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	367,642,820	3,179,892	(2,891,700)	288,192
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	269,715,728	3,183,701	(879,476)	2,304,225
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	66,929,842	586,558	(339,207)	247,351
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	33,456,380	501,623	(97,865)	403,758
Guggenheim Enhanced Short Duration ETF	704,741,214	1,517,373	(436,061)	1,081,312
Guggenheim S&P Global Dividend Opportunities Index ETF	113,963,995	8,299,225	(4,000,105)	4,299,120

4.  Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Bank of New York Mellon (“BNY”) acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

As of August 31, 2014, the Funds participated in securities lending as follows:
	Value of Securities Loaned	Cash Collateral	Non-cash Collateral	Total Collateral
Guggenheim BulletShares 2014 Corporate Bond ETF	$102,554	$104,830	$—	$104,830
Guggenheim BulletShares 2015 Corporate Bond ETF	862,672	882,810	—	882,810
Guggenheim BulletShares 2016 Corporate Bond ETF	1,207,891	1,237,200	—	1,237,200
Guggenheim BulletShares 2017 Corporate Bond ETF	863,674	886,160	—	886,160
Guggenheim BulletShares 2018 Corporate Bond ETF	565,092	576,800	—	576,800
Guggenheim BulletShares 2019 Corporate Bond ETF	684,770	699,200	—	699,200
Guggenheim BulletShares 2020 Corporate Bond ETF	665,197	682,000	—	682,000
Guggenheim BulletShares 2021 Corporate Bond ETF	972,590	996,000	—	996,000
Guggenheim BulletShares 2022 Corporate Bond ETF	102,195	104,500	—	104,500
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	1,417,790	1,454,147	—	1,454,147
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	30,819,941	31,518,922	—	31,518,922
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	6,835,440	7,016,000	—	7,016,000
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	11,068,939	11,332,372	—	11,332,372
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	8,605,099	8,809,328	—	8,809,328
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	2,742,550	2,811,683	—	2,811,683
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	273,766	279,800	—	279,800
Guggenheim Enhanced Short Duration ETF	—	—	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	15,485,133	15,395,601	809,083	16,204,684

5. Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

As of August 31, 2014, the repurchase agreements in the joint account were as follows:

Guggenheim Enhanced Short Duration ETF

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Bank of America, Inc.	$34,750,000	$34,780,001	Thornburg Mortgage Securities Trust, 5.750%, 07/25/2022	$58,579,220	$11,695,056
0.74%, due 09/22/14			LB-UBS Commercial Mortgage Trust, 5.407%, 11/15/2016	26,306,492	18,737,922
			Washington Mutual Mortgage Pass-Through Certificates, 1.075%, 08/25/2046	15,428,262	4,331,308
Jefferies & Company, Inc.	4,961,000	4,971,936	Ice Global Credit CLO Ltd, 9.078%, 04/04/2023	5,000,000	2,864,678
2.56%, due 09/08/14			OFSI Fund Ltd., 5.713%, 03/20/2025	4,040,000	2,104,436
Jefferies & Company, Inc.	2,380,000	2,384,939	ACIS CLO, Ltd, 5.027%, 05/01/2026	4,000,000	2,383,665
2.41%, due 09/08/14
Jefferies & Company, Inc.	4,864,000	4,875,141	Arrowpoint CLO Ltd, 4.955%, 03/12/2026	1,663,000	1,132,922
2.66%, due 09/08/14			Countrywide Alternative Loan Trust, 5.500%, 10/25/2035	9,744,000	3,739,344
			Puerto Rico Commonwealth Government Development Bank Sr Note,
Jefferies & Company, Inc.	10,637,000	10,661,365	5.500%, 08/01/2020	5,250,000	2,573,800
2.66%, due 09/15/14			Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien,	6,285,000	3,036,945
			Puerto Rico Commonwealth Government Development Bank Sr Note,
			5.000%, 08/01/2023	9,350,000	3,993,242
			Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien,
			6.000%, 07/01/2038	2,115,000	1,036,322
Jefferies & Company, Inc.
2.66%, due 09/30/14	3,243,000	3,250,668	Suntrust Adjustable Rate Mortgage Loan, 2.668%, 02/25/2037	15,679,612	3,246,115
Jefferies & Company, Inc.
2.16%, due 09/17/14	6,898,000	6,905,864	California State Community Development Authority, 7.250%, 10/01/2038	15,295,000	6,898,828
Jefferies & Company, Inc.
			Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien,
2.66%, due 09/04/14	2,171,000	2,173,727	5.350%, 07/01/2027	4,845,000	2,173,085
Nomura Securities International, Inc.
0.85%, due 09/02/14	2,023,652	2,024,894	Merrill Lynch Commercial Mortgage Trust, 5.856%, 09/12/2017	2,029,739	2,024,805
Nomura Securities International, Inc.	32,726,348	32,746,188	Wachovia Bank Commercial Mortgage Trust, 6.140%, 07/15/2017	8,497,000	8,529,438
0.85%, due 09/05/14			Morgan Stanley Capital I Trust, 5.370%, 12/15/2016	1,027,500	1,003,568
			LB-UBS Mortgage Trust, 5.430%, 02/15/2040	6,886,287	5,534,134
			JPMorgan Chase Commercial Mortgage Trust, 5.464%, 12/12/2043	7,615,245	7,227,486
			Credit Suisse Mortgage Trust, 6.000%, 06/15/2016	2,762,370	2,674,903
			Connecticut Avenue Securities, 1.355%, 07/25/2024	9,279,018	7,772,795
Royal Bank of Scotland Securities, Inc.	34,750,000	34,753,919	Morgan Stanley BAML Trust, 3.960%, 05/15/2023	19,400,000	17,420,403
0.58%, due 09/02/14			GS Mortgage Securities Trust, 3.871%, 05/10/2023	19,400,000	17,332,396

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date: October 30, 2014

By: /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: October 30, 2014